Document and Entity Information (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Document and Entity Information [Abstract]
Document period end date		Dec 31, 2012
Amendment flag		false
Entity registrant name		FRESENIUS MEDICAL CARE AG & Co. KGaA
Entity current reporting status		Yes
Entity voluntary filers		Yes
Entity central index key		0001333141
Document type		20-F
Current fiscal year end date		--12-31
Entity filer category		Large Accelerated Filer
Entity well known seasoned issuer		Yes
Entity common stock shares outstanding		300,164,922
Entity public float		$ 14,275,786,095
Document Fiscal Year Focus		2012
Document Fiscal Period Focus	FY

Consolidated Statements of Income (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Net revenue:
Dialysis Care Revenue	$ 10,772,124	$ 9,507,173	$ 9,070,546
Less: Patient service bad debt provision	280,365	224,545	209,296
Net Dialysis Care	10,491,759	9,282,628	8,861,250
Dialysis Products Revenue	3,308,523	3,287,887	2,982,944
Net revenue	13,800,282	12,570,515	11,844,194
Costs of revenue:
Dialysis Care Cost of Revenue	7,649,514	6,861,197	6,572,445
Dialysis Products Cost of Revenue	1,549,515	1,557,277	1,436,687
Cost of revenues	9,199,029	8,418,474	8,009,132
Gross profit	4,601,253	4,152,041	3,835,062
Operating expenses:
Selling, general and administrative	2,224,715	2,001,825	1,823,674
Gain on sale of dialysis clinics	(36,224)	(4,551)
Research and development	111,631	110,834	96,532
Income from at equity method investees	17,442	30,959	8,949
Other operating expenses	(100,000)
Operating income	2,218,573	2,074,892	1,923,805
Other (income) expense:
Interest income	(44,474)	(59,825)	(25,409)
Interest expense	470,534	356,358	305,473
Income before income taxes	1,932,113	1,778,359	1,643,741
Income tax expense	605,136	601,097	578,345
Net Income	1,326,977	1,177,262	1,065,396
Less: Net income attributable to noncontrolling interests	140,168	106,108	86,879
Net Income attributable to the Company	$ 1,186,809	$ 1,071,154	$ 978,517

Consolidated Statements of Comprehensive Income (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Consolidated Statements of Comprehensive Income
Net Income	$ 1,326,977	$ 1,177,262	$ 1,065,396
(Loss) gain related to cash flow hedges	24,019	(102,446)	(8,109)
Actuarial gains (losses) on defined benefit pension plans		81,906	35,654
(Loss) gain related to foreign currency translation	63,803	(181,234)	(110,888)
Income tax (expense) benefit related to components of other comprehensive income	8,831	72,617	12,821
Other comprehensive income (loss), net of tax	(6,525)	(292,969)
Total comprehensive income	1,320,452	884,293	923,566
Comprehensive income attributable to noncontrolling interests	(139,989)	(104,861)	(89,370)
Comprehensive income attributable to the Company	$ 1,180,463	$ 779,432	$ 834,196

Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Current assets:
Cash and cash equivalents	$ 688,040
Trade accounts receivable less allowance for doubtful accounts of $328,893 in 2012 and $299,751 in 2011	3,019,424	2,798,318
Accounts receivable from related parties	137,809	111,008
Inventories	1,036,809	967,496
Prepaid expenses and other current assets	937,761	1,035,366
Deferred tax asset, current	307,613	325,539
Total current assets	6,127,456	5,695,019
Property, plant and equipment, net	2,940,603	2,629,701
Intangible assets	710,116	686,652
Goodwill	11,421,889	9,186,650
Deferred tax asset, non-current	133,753	88,159
Equity Method Investments	637,373	692,025
Other assets	354,808	554,644
Total assets	22,325,998	19,532,850
Current liabilities:
Accounts payable	622,294	541,423
Accounts payable to related parties	123,350	111,226
Accrued expenses and other current liabilities	1,787,471	1,704,273
Short-term borrowings and other financial liabilities	117,850	98,801
Short-term borrowings from related parties	3,973	28,013
Current portion of long-term debt and capital lease obligations	334,747	1,589,776
Income tax payable, current	150,003	162,354
Deferred tax liability, current	30,303	26,745
Total current liabilities	3,169,991
Total long-term debt less current maturities	7,841,914	5,494,810
Other liabilities	294,569	236,628
Pension liabilities	423,361	290,493
Income tax payable, non-current	201,642	189,000
Deferred tax liability, non-current	664,001	587,800
Total liabilities	12,595,478	11,061,342
Noncontrolling interests subject to put provisions	523,260	410,491
Company shareholders' equity:
Preferred stock, no par value, 1.00 Euro nominal value, 7,066,522 shares authorized, 3,973,333 issued and outstanding	4,462	4,452
Common stock, no par value, 1.00 Euro nominal value, 385,396,450 shares authorized, 302,739,758 issued and outstanding	374,915	371,649
Additional paid-in capital	3,491,581	3,362,633
Retained earnings	5,563,661	4,648,585
Accumulated other comprehensive (loss)	(492,113)
Total Company shareholders' equity	8,942,506	7,901,552
Noncontrolling interests not subject to put provisions	264,754	159,465
Total equity	9,207,260	8,061,017
Total liabilities and equity	$ 22,325,998	$ 19,532,850

Consolidated Balance Sheets (Parentheticals) (USD $) In Thousands, except Share data, unless otherwise specified	Dec. 31, 2012
Consolidated Balance Sheets
Trade accounts receivable allowance for doubtful accounts	$ 328,893
Preferred stock authorized	7,066,522
Preferred stock issued	3,965,691
Preferred stock outstanding	3,965,691
Common stock authorized	385,396,450
Common stock issued	300,164,922
Common stock outstanding	300,164,922

Consolidated Statements of Cash Flows (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Operating Activities:
Net Income	$ 1,326,977	$ 1,177,262	$ 1,065,396
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	602,896	557,283	503,224
Change in noncontrolling interests	22,512		(8,949)
Change in deferred taxes, net	70,462	147,454	14,687
(Gain) loss on sale of investments	36,224	7,679	5,888
(Gain) loss on sale of fixed assets	6,700	(1,306)	(628)
Investment (gain)	(139,600)
Stock Option Compensation Expense	26,476		27,981
Cash outflow from hedging	(13,947)	(58,113)
Changes in assets and liabilities, net of amounts from businesses acquired:
Trade accounts receivable, net	(43,344)	(252,794)	(300,274)
Inventories, net	(48,279)	(151,890)	18,326
Prepaid expenses, other current and non-current assets	93,121	(119,131)	(51,356)
Accounts receivable, related parties	(25,859)	(11,669)	125,962
Accounts payable, related parties	10,064	(4,495)	(135,001)
Accounts payable, accrued expenses and other current and non-current liabilities	225,586		124,279
Income tax payable	(38,478)		(9,634)
Net cash provided by (used in) operating activities	2,039,063	1,446,482	1,368,125
Investing Activities:
Purchases of property, plant and equipment	(675,310)	(597,855)	(523,629)
Proceeds from sale of property, plant and equipment	9,667	27,325	16,108
Acquisitions and investments, net of cash acquired, and net purchases of intangible assets	(1,878,908)		(764,338)
Proceeds from divestitures		9,990	146,835
Net cash (used in) provided by investing activities	(2,281,245)	(2,345,869)	(1,125,024)
Financing Activities:
Proceeds from short-term borrowings and other financial liabilities	174,391	189,987	281,022
Repayments of short-term borrowings and other financial liabilities	(163,059)	(248,821)	(258,561)
Proceeds from short-term borrowings from related parties	39,829	146,872
Repayments of short-term borrowings from related parties	(64,112)	(127,015)
Proceeds from long-term debt and capital lease obligations (net of debt issuance costs of $127,854 in 2011 and $31,458 in 2010)	4,750,730	2,706,105	947,346
Repayments of long-term debt and capital lease obligations	(3,589,013)		(1,072,941)
Redemption of Trust Preferred Securities		653,760
Increase (decrease) of accounts receivable securitization program	(372,500)	24,500	296,000
Proceeds from exercise of stock options	121,126	94,893	109,518
Payment of dividends [N]	(271,733)	(280,649)	(231,967)
Distributions to noncontrolling interests	(195,023)	(129,542)	(111,550)
Contributions from noncontrolling interests	37,704	27,824	26,416
Net cash (used in) provided by financing activities	468,340	793,159	(14,717)
Effect of exchange rate changes on cash and cash equivalents	4,590	40,650	(6,739)
Cash and Cash Equivalents:
Net (decrease) in cash and cash equivalents	230,748		221,645
Cash and cash equivalents at beginning of period		522,870	301,225
Cash and cash equivalents at end of period	$ 688,040		$ 522,870

Consolidated Statements of Shareholders' Equity (USD $) In Thousands, except Share data, unless otherwise specified	Total	Preferred Stock, No par value [Member]	Common Stock, No par value [Member]	Additional paid in capital [Member]	Retained earnings [Member]	Accumulated other comprehensive income (loss) [Member]	Total FMC-AG and Co. KGaA [Member]	Noncontrolling interests not subject to put provisions [Member]
Shareholders equity at Dec. 31, 2009	$ 6,798,390	$ 4,343	$ 365,672	$ 3,243,466	$ 3,111,530	$ (49,724)	$ 6,675,287	$ 123,103
Shares issued at Dec. 31, 2009		3,884,328	295,746,635
Proceeds from exercise of options and related tax effects	102,246	97	3,330	98,819			102,246
Shares from exercise of options and related tax effects		72,840	2,532,366
Compensation expense related to stock options	27,981			27,981			27,981
Dividends paid	(231,967)				(231,967)		(231,967)	0
Purchase (sale) of noncontrolling interests	11,032			(6,263)			(6,263)	17,295
Cash contributions from noncontrolling interests	(54,225)							(54,225)
Changes in fair value of noncontrolling interests	(24,222)			(24,222)			(24,222)
Comprehensive income (loss)
Net Income	1,036,557				978,517		978,517	58,040
Other comprehensive income (loss) - net	(141,881)					(144,321)	(144,321)	2,440
Total comprehensive income	894,676						834,196	60,480
Shareholders equity at Dec. 31, 2010	7,523,911	4,440	369,002	3,339,781	3,858,080	(194,045)	7,377,258	146,653
Shares issued at Dec. 31, 2010		3,957,168	298,279,001
Proceeds from exercise of options and related tax effects	88,546	12	2,647	85,887			88,546
Shares from exercise of options and related tax effects		8,523	1,885,921
Compensation expense related to stock options	29,071			29,071			29,071
Dividends paid	(280,649)				(280,649)		(280,649)	0
Purchase (sale) of noncontrolling interests	3,789			(5,873)			(5,873)	9,662
Cash contributions from noncontrolling interests	(59,066)							(59,066)
Changes in fair value of noncontrolling interests	(86,233)			(86,233)			(86,233)
Comprehensive income (loss)
Net Income	1,134,405				1,071,154		1,071,154	63,251
Other comprehensive income (loss) - net	(292,757)					(291,722)	(291,722)	(1,035)
Total comprehensive income	841,648						779,432	62,216
Shareholders equity at Dec. 31, 2011	8,061,017	4,452	371,649	3,362,633	4,648,585	(485,767)	7,901,552	159,465
Shares issued at Dec. 31, 2011		3,965,691	300,164,922
Proceeds from exercise of options and related tax effects	113,786	10	3,266	110,510			113,786
Shares from exercise of options and related tax effects		7,642	2,574,836
Compensation expense related to stock options	26,476			26,476			26,476
Dividends paid	(271,733)				(271,733)		(271,733)
Purchase (sale) of noncontrolling interests	59,787			(26,918)			(26,918)	86,705
Cash contributions from noncontrolling interests	(26,428)							(26,428)
Changes in fair value of noncontrolling interests	18,880			18,880			18,880
Comprehensive income (loss)
Net Income	1,232,259				1,186,809		1,186,809	45,450
Other comprehensive income (loss) - net	(6,784)					(6,346)	(6,346)	(438)
Total comprehensive income	1,225,475						1,180,463	45,012
Shareholders equity at Dec. 31, 2012	$ 9,207,260	$ 4,462	$ 374,915	$ 3,491,581	$ 5,563,661	$ (492,113)	$ 8,942,506	$ 264,754
Shares issued at Dec. 31, 2012		3,973,333	302,739,758

The Company and Basis of Presentation	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Notes to Consolidated Financial Statements [Abstract]
The Company and Basis of Presentation

1. The Company and Basis of Presentation

The Company

Fresenius Medical Care AG & Co. KGaA (“FMC-AG & Co. KGaA” or the “Company”), a German partnership limited by shares (Kommanditgesellschaft auf Aktien), is the world's largest kidney dialysis company, operating in both the field of dialysis care and the field of dialysis products for the treatment of end-stage renal disease (“ESRD”). The Company's dialysis business is vertically integrated, providing dialysis treatment at dialysis clinics it owns or operates and supplying these clinics with a broad range of products. In addition, the Company sells dialysis products to other dialysis service providers.

In these Notes, “FMC-AG & Co. KGaA,” or the “Company,” “we,” “us” or “our” refers to the Company or the Company and its subsidiaries on a consolidated basis, as the context requires. The term “North America Segment” refers to the North America operating segment. The term “International Segment” refers to the combined International and Asia-Pacific operating segments.

Basis of Presentation

The accompanying consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

The preparation of consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Certain items in the prior years' comparative consolidated financial statements have been reclassified to conform to the current years' presentation. Revenues have been restated to reflect the retrospective adoption of Accounting Standards Update 2011-07, Health Care Entities. Specifically, bad debt expense in the amount of $224,545 and $209,296 was reclassified from selling general and administrative (“SG&A”) as a reduction of revenue for 2011 and 2010, respectively. In addition, freight expense in the amount of $144,115 and $100,363 was reclassified from SG&A to cost of revenue to harmonize the presentation for all segments for 2011 and 2010, respectively.

Summary of Significant Accounting Policies

a) Principles of Consolidation

The consolidated financial statements include the earnings of all companies in which the Company has legal or effective control. In addition, the Company consolidates variable interest entities (“VIEs”) for which it is deemed the primary beneficiary. In accordance with current accounting principles, the Company also consolidates certain clinics that it manages and financially controls. The equity method of accounting is used for investments in associated companies over which the Company has significant exercisable influence, even when the Company holds 50% or less of the common stock of the company. Noncontrolling interests represent the proportionate equity interests of owners in the Company's consolidated entities that are not wholly owned. Noncontrolling interests of recently acquired entities are valuated at fair value. All significant intercompany transactions and balances have been eliminated.

The Company has entered into various arrangements with certain dialysis clinics and a dialysis product distributor to provide management services, financing and product supply. The dialysis clinics and the dialysis product distributor have either negative equity or are unable to provide their own funding for their operations. Therefore, the Company has agreed to fund their operations through loans. The compensation for the funding can carry interest, exclusive product supply agreements, or entitle the Company to a pro rata share of profits, if any. The Company has a right of first refusal in the event the owners sell the business or assets. These clinics and the dialysis product distributor are VIEs in which the Company has been determined to be the primary beneficiary and which therefore have been fully consolidated. In the North America Segment, the Company has consolidated four new VIEs as a result of the acquisition of Liberty Dialysis Holdings, LLC (“LD Holdings”) in 2012. In the International Segment, one entity has ceased to be a VIE due to a change in the ownership structure. They generated approximately $194,278, $195,296 and $132,697 in revenue in 2012, 2011, and 2010, respectively. The Company provided funding to these VIEs through loans and accounts receivable of $146,500 and $147,900 in 2012 and 2011, respectively. The table below shows the carrying amounts of the assets and liabilities of these VIEs at December 31, 2012 and 2011:

b) Cash and Cash Equivalents

Cash and cash equivalents comprise cash funds and all short-term, liquid investments with original maturities of up to three months.

  Inventories

  Inventories are stated at the lower of cost (determined by using the average or first-in, first-out method) or market value (see Note 4). Costs included in inventories are based on invoiced costs and/or production costs or the marked to market valuation, as applicable. Included in production costs are material, direct labor and production overhead, including depreciation charges.

  Property, Plant and Equipment

  Property, plant, and equipment are stated at cost less accumulated depreciation (see Note 6). Significant improvements are capitalized; repairs and maintenance costs that do not extend the useful lives of the assets are charged to expense as incurred. Property and equipment under capital leases are stated at the present value of future minimum lease payments at the inception of the lease, less accumulated depreciation. Depreciation on property, plant and equipment is calculated using the straight-line method over the estimated useful lives of the assets ranging from 3 to 43 years for buildings and improvements with a weighted average life of 12 years and 3 to 15 years for machinery and equipment with a weighted average life of 10 years. Equipment held under capital leases and leasehold improvements are amortized using the straight-line method over the shorter of the lease term or the estimated useful life of the asset. Internal use platform software that is integral to the computer equipment it supports is included in property, plant and equipment. The Company capitalizes interest on borrowed funds during construction periods. Interest capitalized during 2012, 2011, and 2010 was $3,952, $3,784 and $5,918, respectively.

  Intangible Assets and Goodwill

  Intangible assets such as non-compete agreements, technology, distribution rights, patents, licenses to treat, licenses to manufacture, distribute and sell pharmaceutical drugs, exclusive contracts and exclusive licenses, trade names, management contracts, application software, acute care agreements, lease agreements, and licenses acquired in a business combination are recognized and reported apart from goodwill (see Note 7).

  Goodwill and identifiable intangibles with indefinite useful lives are not amortized but tested for impairment annually or when an event becomes known that could trigger an impairment. The Company identified trade names and certain qualified management contracts as intangible assets with indefinite useful lives because, based on an analysis of all of the relevant factors, there is no foreseeable limit to the period over which those assets are expected to generate net cash inflows for the Company. Intangible assets with finite useful lives are amortized over their respective useful lives to their residual values. The Company amortizes non-compete agreements over their useful life which in average is 8 years. Technology is amortized over its useful life of 15 years. Licenses to manufacture, distribute and sell pharmaceutical drugs, exclusive contracts and exclusive licenses are amortized over their useful life which in average is 10 years. All other intangible assets are amortized over their weighted average useful lives of 6 years. The weighted average useful life of all amortizable intangible assets is 9 years. Intangible assets with finite useful lives are evaluated for impairment when events have occurred that may give rise to an impairment.

  To perform the annual impairment test of goodwill, the Company identified its reporting units and determined their carrying value by assigning the assets and liabilities, including the existing goodwill and intangible assets, to those reporting units. One reporting unit was identified in the North America Segment. The International operating segment is divided into two reporting units (Europe and Latin America), while only one reporting unit exists in the operating segment Asia Pacific. For the purpose of goodwill impairment testing, all corporate assets are allocated to the reporting units.

  In a first step, the Company compares the fair value of a reporting unit to its carrying amount. Fair value is determined using estimated future cash flows for the unit discounted by an after-tax weighted average cost of capital (“WACC”) specific to that reporting unit. Estimating the future cash flows involves significant assumptions, especially regarding future reimbursement rates and sales prices, number of treatments, sales volumes and costs. In determining discounted cash flows, the Company utilizes for every reporting unit, its three-year budget, projections for years 4 to 10 and a representative growth rate for all remaining years. Projections for up to ten years are possible due to the stability of the Company's business which, results from the non-discretionary nature of the healthcare services we provide, the need for products utilized to provide such services and the availability of government reimbursement for a substantial portion of our services. The reporting units' respective expected growth rates for the period beyond ten years are: North America 1%, Europe 0%, Latin America 4%, and Asia Pacific 4%. The discount factor is determined by the WACC of the respective reporting unit. The Company's WACC consists of a basic rate of 5.79% for 2012. The basic rate is then adjusted by a country-specific risk rate and, if appropriate, by a factor to reflect higher risks associated with the cash flows from recent material acquisitions, until they are appropriately integrated, within each reporting unit. In 2012, WACCs for the reporting units ranged from 6.35% to 13.51%.

  In the case that the fair value of the reporting unit is less than its carrying value, a second step would be performed which compares the fair value of the reporting unit's goodwill to the carrying value of its goodwill. If the fair value of the goodwill is less than the carrying value, the difference is recorded as an impairment.

  To evaluate the recoverability of intangible assets with indefinite useful lives, the Company compares the fair values of intangible assets with their carrying values. An intangible asset's fair value is determined using a discounted cash flow approach or other methods, if appropriate.

  Derivative Financial Instruments

  Derivative financial instruments which primarily include foreign currency forward contracts and interest rate swaps are recognized as assets or liabilities at fair value in the balance sheet (see Note 20). Changes in the fair value of derivative financial instruments classified as fair value hedges and in the corresponding underlyings are recognized periodically in earnings, while the effective portion of changes in fair value of cash flow hedges is recognized in accumulated other comprehensive income (loss) in shareholders' equity. The ineffective portion is recognized in current net earnings. The change in fair value of derivatives that do not qualify for hedge accounting are recorded in the income statement and usually offset the changes in value recorded in the income statement for the underlying asset or liability.

  Foreign Currency Translation

  For purposes of these consolidated financial statements, the U.S. dollar is the reporting currency. Substantially all assets and liabilities of the parent company and all non-U.S. subsidiaries are translated at year-end exchange rates, while revenues and expenses are translated at average exchange rates. Adjustments for foreign currency translation fluctuations are excluded from net earnings and are reported in accumulated other comprehensive income (loss). In addition, the translation adjustments of certain intercompany borrowings, which are considered foreign equity investments, are reported in accumulated other comprehensive income (loss).

  Revenue Recognition and Allowance for Doubtful Accounts

  Revenue Recognition

  Dialysis care revenues are recognized on the date the patient receives treatment and includes amounts related to certain services, products and supplies utilized in providing such treatment. The patient is obligated to pay for dialysis care services at amounts estimated to be receivable based upon the Company's standard rates or at rates determined under reimbursement arrangements. In the U.S., these arrangements are generally with third party payors, like Medicare, Medicaid or commercial insurers. Outside the U.S., the reimbursement is usually made through national or local government programs with reimbursement rates established by statute or regulation.

  Dialysis product revenues are recognized upon transfer of title to the customer, either at the time of shipment, upon receipt or upon any other terms that clearly define passage of title. Product revenues are normally based upon pre-determined rates that are established by contractual arrangement.

  For both Dialysis Care and Dialysis Products, patients, third party payors and customers are billed at our standard rates net of contractual allowances, discounts or rebates to reflect the estimated amounts to be receivable from these payors.

  As of January 1, 2012, the Company adopted ASU 2011-07, Health Care Entities- Presentation and Disclosure of Patient Service Revenue, Provision for Bad Debts, and the Allowance for Doubtful Accounts and as a result, services performed for patients where the collection of the billed amount or a portion of the billed amount cannot be determined at the time services are performed, the difference between the receivable recorded and the amount estimated to be collectible must be recorded as a provision and the expense is presented as a reduction of Dialysis Care revenues. The provision includes such items as amounts due from patients without adequate insurance coverage, and patient co-payment and deductible amounts due from patients with health care coverage. The Company bases the provision mainly on past collection history and reports it as “Patient service bad debt provision” on the Consolidated Statements of Income.

  A minor portion of International Segment product revenues is generated from arrangements which give the customer, typically a healthcare provider, the right to use dialysis machines. In the same contract the customer agrees to purchase the related treatment disposables at a price marked up from the standard price list. In this type of contract, FMC-AG & Co. KGaA does not recognize revenue upon delivery of the dialysis machine but recognizes revenue on the sale of disposables. In certain sales type leases, the contract is structured whereby ownership of the dialysis machine is transferred to the user upon installation of the dialysis machine at the customer site. In this type of contract, revenue is recognized in accordance with the accounting principles for sales type leases.

  Any tax assessed by a governmental authority that is incurred as a result of a revenue transaction (e.g. sales tax) is excluded from revenues and the related revenue is reported on a net basis.

  Allowance for doubtful accounts

  In North America for receivables generated from Dialysis Care, the accounting for the allowance for doubtful accounts is based on an analysis of collection experience and recognizing the differences between payors. The Company also performs an aging of accounts receivable which enables the review of each customer and their payment pattern. From time to time, accounts receivable are reviewed for changes from the historic collection experience to ensure the appropriateness of the allowances.

  The allowance for doubtful accounts in the International Segment and the North America products business are estimates comprised of customer specific evaluations regarding their payment history, current financial stability, and applicable country specific risks for receivables that are overdue more than one year. The changes in the allowance for these receivables are recorded in Selling, general and administrative as an expense.

  Research and Development expenses

  Research and development expenses are expensed as incurred.

  Income Taxes

  Current taxes are calculated based on the profit (loss) of the fiscal year and in accordance with local tax rules of the respective tax jurisdiction. Expected and executed additional tax payments and tax refunds for prior years are also taken into account. Benefits from income tax positions have been recognized only when it was more likely than not that the Company would be entitled to the economic benefits of the tax positions. The more likely than not threshold has been determined based on the technical merits that the position will sustain upon examination. If a tax position is not considered more likely than not to be sustained based solely on its technical merits, no benefits are recognized.

  The Company recognizes deferred tax assets and liabilities for future consequences attributable to temporary differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax basis as well as on consolidation procedures affecting net income, tax credits and tax loss carryforwards which are more likely than not to be utilized. Deferred tax assets and liabilities are measured using the respective countries enacted tax rates to be applied to taxable income in the years in which those temporary differences are expected to be recovered or settled. In addition, the recognition of deferred tax assets considers the budget planning of the Company and implemented tax strategies. A valuation allowance is recorded to reduce the carrying amount of the deferred tax assets unless it is more likely than not that such assets will be realized (see Note 17).

  It is the Company's policy to recognize interest and penalties related to its tax positions as income tax expense.

  Impairment

  The Company reviews the carrying value of its long-lived assets or asset groups with definite useful lives to be held and used for impairment whenever events or changes in circumstances indicate that the carrying value of these assets may not be recoverable. Recoverability of these assets is measured by a comparison of the carrying value of an asset to the future net cash flows directly associated with the asset. If assets are considered to be impaired, the impairment recognized is the amount by which the carrying value exceeds the fair value of the asset. The Company uses a discounted cash flow approach or other methods, if appropriate, to assess fair value.

  Long-lived assets to be disposed of by sale are reported at the lower of carrying value or fair value less cost to sell and depreciation is ceased. Long-lived assets to be disposed of other than by sale are considered to be held and used until disposal.

  For the Company's policy related to goodwill impairment, see 1e) above.

  Debt Issuance Costs

  Certain costs related to the issuance of debt are amortized over the term of the related obligation (see Note 10).

  Self-Insurance Programs

  Under the insurance programs for professional, product and general liability, auto liability and worker's compensation claims, the Company's largest subsidiary is partially self-insured for professional liability claims. For all other coverages, the Company assumes responsibility for incurred claims up to predetermined amounts above which third party insurance applies. Reported liabilities for the year represent estimated future payments of the anticipated expense for claims incurred (both reported and incurred but not reported) based on historical experience and existing claim activity. This experience includes both the rate of claims incidence (number) and claim severity (cost) and is combined with individual claim expectations to estimate the reported amounts.

  Concentration of Risk

  The Company is engaged in the manufacture and sale of products for all forms of kidney dialysis, principally to healthcare providers throughout the world, and in providing kidney dialysis treatment, clinical laboratory testing, and other medical ancillary services. The Company performs ongoing evaluations of its customers' financial condition and, generally, requires no collateral.

  Approximately 32%, 30% and 32% of the Company's worldwide revenues were earned and subject to regulations under Medicare and Medicaid, governmental healthcare programs administered by the United States government in 2012, 2011, and 2010, respectively.

  No single debtor other than U.S. Medicaid and Medicare accounted for more than 5% of total trade accounts receivable in any of these years. Trade accounts receivable in the International Segment are for a large part due from government or government-sponsored organizations that are established in the various countries within which we operate. Amounts pending approval from third party payors represent less than 2% at December 31, 2012.

  See Note 4 for concentration of supplier risks.

  Legal Contingencies

  From time to time, during the ordinary course of the Company's operations, the Company is party to litigation and arbitration and is subject to investigations relating to various aspects of its business (see Note 19). The Company regularly analyzes current information about such claims for probable losses and provides accruals for such matters, including the estimated legal expenses and consulting services in connection with these matters, as appropriate. The Company utilizes its internal legal department as well as external resources for these assessments. In making the decision regarding the need for loss accrual, the Company considers the degree of probability of an unfavorable outcome and its ability to make a reasonable estimate of the amount of loss.

  The filing of a suit or formal assertion of a claim or assessment, or the disclosure of any such suit or assertion, does not necessarily indicate that accrual of a loss is appropriate.

  Earnings per Ordinary Share

  Basic earnings per ordinary share for all years presented has been calculated using the two-class method based upon the weighted average number of ordinary and preference shares outstanding. Basic earnings per share is computed by dividing net income less preference amounts by the weighted average number of ordinary shares and preference shares outstanding during the year. Diluted earnings per share include the effect of all potentially dilutive instruments on ordinary shares and preference shares that would have been outstanding during the year.

  The equity-settled awards granted under the Company's stock incentive plans (see Note 16), are potentially dilutive equity instruments.

  Employee Benefit Plans

  The Company recognizes the underfunded status of its defined benefit plans, measured as the difference between the fair value of the plan assets and the present value of the benefit obligation, as a liability. Changes in the funded status of a plan resulting from actuarial gains or losses and prior service costs or credits that are not recognized as components of the net periodic benefit cost are recognized through accumulated other comprehensive income, net of tax, in the year in which they occur. Actuarial gains or losses and prior service costs are subsequently recognized as components of net periodic benefit cost when realized. The Company uses December 31 as the measurement date when measuring the funded status of all plans.

  In the case of the Company's funded plan, the defined benefit obligation is offset against the fair value of plan assets. A pension liability is recognized in the balance sheet if the defined benefit obligation exceeds the fair value of plan assets. A pension asset is recognized (and reported under other assets in the balance sheet) if the fair value of plan assets exceeds the defined benefit obligation and if the Company has a right of reimbursement against the fund or a right to reduce future payments to the fund.

  Recent Pronouncements

Recently Implemented Accounting Pronouncements

In July 2011, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update 2011-07 (“ASU 2011-07”), Health Care Entities (Topic 954): Presentation and Disclosure of Patient Service Revenue, Provision for Bad Debts and the Allowance for Doubtful Accounts for Certain Health Care Entities in order to provide financial statement users with greater transparency about a healthcare entity's net patient service revenue and the related allowance for doubtful accounts. The standard requires healthcare entities that recognize significant amounts of patient service revenue at the time the services are rendered even though they do not assess the patient's ability to pay to present the provision for bad debts related to patient service revenue as a deduction from patient service revenue (net of contractual allowances and discounts) on their statement of operations. The provision for bad debts which we presented as an operating expense before 2012 has been reclassified to a deduction from patient service revenue. Additionally, these healthcare entities are required to provide enhanced disclosures about their policies for recognizing revenue and assessing bad debts. The update also requires disclosures of patient service revenue (net of contractual allowances and discounts) as well as qualitative and quantitative information about changes in the allowance for doubtful accounts.

The amendments to the presentation of the provision for bad debts related to patient service revenue in the statement of operations has been applied retrospectively to all prior periods presented. The Company adopted the provisions of ASU 2011-07 as of January 1, 2012 and has restated the financial results of 2011 and 2010, accordingly.

In June 2011, the FASB issued Accounting Standard Update 2011-05 (“ASU 2011-05”), Comprehensive Income (Topic 220): Presentation of Comprehensive Income. In December 2011 the FASB issued Accounting Standard Update 2011-12 (“ASU 2011-12”), Comprehensive Income (Topic 220): Deferral of the Effective Date for Amendments to the Presentation of Reclassifications of Items Out of Accumulated Other Comprehensive Income in Accounting Standards Update No. 2011-05. FASB additionally issued Accounting Standard Update 2013-02 (ASU 2013-02”) Comprehensive Income (Topic 220): Reporting of Amounts Reclassified Out of Accumulated Other Comprehensive Income in February 2013, which is effective for reporting periods beginning after December 15, 2012.

The requirements established in ASU 2011-05 obliges that all components of comprehensive income be presented either in a single continuous statement of comprehensive income or in two separate but continuous statements. FASB's ASU 2013-02 will require the adjustments to the components of accumulated other comprehensive income and their related tax effects to be presented on the face of the statement in which the components of other comprehensive income are presented or in the notes to the financial statements remains for year-end disclosure.

The Company presents two separate but continuous statements of net income and comprehensive income and as such we are in compliance with presentation of Comprehensive Income (Topic 220): Presentation of Comprehensive Income and Presentation of Items Reclassified Out of Accumulated Other Comprehensive Income. Additionally, the Company has early adopted ASU 2013-02 for the adjustments to the components and their tax effects. See Note 21.

Recent Accounting Pronouncements Not Yet Adopted

On January 31, 2013, FASB issued Accounting Standards Update 2013-01 (“ASU 2013-01”) an update to Balance Sheet (Topic 210), Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities. The main purpose of ASU 2013-01 is to clarify the scope of balance sheet offsetting under Accounting Standard Update 2011-11, Balance Sheet (Topic 210): Disclosures about Offsetting Assets and Liabilities (“ASU 2011-11”) to include derivatives, repurchase agreements and reverse repurchase agreements, and securities borrowing and securities lending transactions that are offset or subject to master netting agreements. The disclosures required under ASU 2011-11 would apply to these transactions and other types of financial assets or liabilities will no longer be subject to ASU 2011-11. The update is effective for periods beginning on or after January 1, 2013. The Company is currently evaluating the impact of ASU 2011-11 on its consolidated financial statements.

	2012	2011
Trade accounts receivable, net	$85,458	$73,172
Other current assets	58,329	65,576
Property, plant and equipment, intangible assets & other non-current assets	24,298	25,978
Goodwill	31,678	52,251
Accounts payable, accrued expenses and other liabilities	120,753	148,924
Non-current loans to related parties	12,998	13,000
Equity	66,013	55,053

Acquisition of Liberty Dialysis Holdings	12 Months Ended
Dec. 31, 2012
Notes to Consolidated Financial Statements [Abstract]
Acquisition of Liberty Dialysis Holdings
Assets held for sale	$164,068
Trade accounts receivable	156,443
Other current assets	20,488
Deferred tax assets	14,932
Property, plant and equipment	167,360
Intangible assets and other assets	84,056
Goodwill	1,999,862
Accounts payable, accrued expenses and other current liabilities	(116,153)
Income tax payable and deferred taxes	(42,697)
Short-term borrowings, other financial liabilities, long-term debt and capital lease obligations	(72,101)
Other liabilities	(29,800)
Noncontrolling interests (subject and not subject to put provisions)	(165,100)
Total acquisition cost	$2,181,358
Less non-cash contributions at fair value
Investment at acquisition date	(201,915)
Long-term Notes Receivable	(282,784)
Total non-cash items	(484,699)

Net Cash paid	$1,696,659

The fair valuation of the Company's 49% equity investment in Renal Advantage Partners, LLC at the time of the Liberty Acquisition resulted in a non-taxable gain of $139,600 and is presented in the separate line item “Investment Gain” in the Consolidated Statement of Income. The retirement of the loan receivable resulted in a gain of $8,501 which was recognized in interest income.

Divestitures

In connection with the Federal Trade Commission's consent order relating to the Liberty Acquisition, the Company agreed to divest a total of 62 renal dialysis centers. During the year ended December 31, 2012, 24 of the 61 clinics sold were FMC-AG & Co. KGaA clinics, which resulted in a $33,455 gain.

For the year ended December 31, 2012, the income tax expense related to the sale of these clinics of approximately $20,804 has been recorded in the line item “Income tax expense,” resulting in a net gain of approximately $12,651. The after-tax gain was offset by the after-tax effects of the costs associated with the Liberty Acquisition.

Acquisition of Liberty Dialysis Holdings- Pro Forma	12 Months Ended
Dec. 31, 2012
Notes to Consolidated Financial Statements [Abstract]
Acquisition of Liberty Dialysis Holding

Pro Forma Financial Information

The following financial information, on a pro forma basis, reflects the consolidated results of operations as if the Liberty Acquisition and the divestitures described above had been consummated on January 1, 2011. The pro forma information includes adjustments primarily for elimination of the investment gain and the gain from the retirement of debt. The pro-forma financial information is not necessarily indicative of the results of operations as it would have been had the transactions been consummated on January 1, 2011.

	For the years ended December 31,
	2012	2011

Pro forma net revenue	$13,900,540	$13,215,111
Pro forma net income attributable to shareholders of FMC-AG & Co. KGaA	1,054,872	1,077,218
Pro forma income per ordinary share
Basic	$3.46	$3.56
Fully diluted	$3.44	$3.53

Related Party Transactions	12 Months Ended
Dec. 31, 2012
Notes to Consolidated Financial Statements [Abstract]
Related Party Transactions

3. Related Party Transactions

The Company's parent, Fresenius SE & Co. KGaA, is a German partnership limited by shares resulting from the change of legal form effective January 28, 2011, of Fresenius SE, a European Company (Societas Europaea), and which, prior to July 13, 2007, was called Fresenius AG, a German stock corporation. In these Consolidated Financial Statements, Fresenius SE refers to that company as a partnership limited by shares, effective on and after January 28, 2011, as well as both before and after the conversion of Fresenius AG from a stock corporation into a European Company. Fresenius SE owns 100% of the share capital of Fresenius Medical Care Management AG, the Company's general partner (“General Partner”). From November 16, 2011 until February 29, 2012, Fresenius SE purchased 3.5 million ordinary shares of FMC-AG & Co. KGaA in market transactions. Fresenius SE, the Company's largest shareholder, owns approximately 31.2% of the Company's voting shares as of December 31, 2012.

a)       Service and Lease Agreements

The Company is party to service agreements with Fresenius SE and certain of its affiliates (collectively the “Fresenius SE Companies”) to receive services, including, but not limited to: administrative services, management information services, employee benefit administration, insurance, information technology services, tax services and treasury management services. During 2012, 2011 and 2010, amounts charged by Fresenius SE to the Company under the terms of these agreements were $80,778, $75,969 and $59,501, respectively. The Company also provides certain services to the Fresenius SE Companies, including research and development, central purchasing and warehousing. The Company charged $5,810, $6,555, $6,115 for services rendered to the Fresenius SE Companies during 2012, 2011 and 2010, respectively.

Under real estate operating lease agreements entered into with the Fresenius SE Companies, which are leases for the corporate headquarters in Bad Homburg, Germany and production sites in Schweinfurt and St. Wendel, Germany, the Company paid the Fresenius SE Companies $25,179, $25,833 and $23,807 during 2012, 2011 and 2010, respectively. The majority of the leases expire in 2016 and contain renewal options.

The Company's Articles of Association provide that the General Partner shall be reimbursed for any and all expenses in connection with management of the Company's business, including remuneration of the members of the General Partner's supervisory board and the General Partner's management board. The aggregate amount reimbursed to the General Partner was $18,995, $13,511 and $16,123, respectively, for its management services during 2012, 2011 and 2010 and included $94, $84 and $80, respectively, as compensation for their exposure to risk as general partner. The Company's Articles of Association set the annual compensation for assuming unlimited liability at 4% of the amount of the General Partner's share capital, which increased by €1,500 to €3,000 on October 10, 2012.

b)       Products

During 2012, 2011 and 2010 the Company sold products to the Fresenius SE Companies for $22,098, $20,220 and $15,413 respectively. During the same periods, the Company made purchases from the Fresenius SE Companies in the amount of $46,072, $52,587 and $43,474 respectively.

In addition to the purchases noted above, the Company currently purchases heparin supplied by Fresenius Kabi USA, Inc. (“Kabi USA”), through an independent group purchasing organization (“GPO”). Kabi USA is wholly-owned by Fresenius Kabi AG, a wholly-owned subsidiary of Fresenius SE. The Company has no direct supply agreement with Kabi USA and does not submit purchase orders directly to Kabi USA. During 2012, 2011 and 2010, Fresenius Medical Care Holdings, Inc. (“FMCH”) acquired approximately $14,136, $24,106 and $30,703, respectively, of heparin from Kabi USA through the GPO contract, which was negotiated by the GPO at arm's length on behalf of all members of the GPO.

c)       Financing Provided by and to Fresenius SE and the General Partner

As of December 31, 2012, the Company provided a loan to Fresenius SE of €20,900 ($27,575 as of December 31, 2012) at an interest rate of 1.484%, due and paid on January 11, 2013.

As of December 31, 2012, the Company had loans of CNY 362,425 ($58,168 as of December 31, 2012) outstanding with a subsidiary of Fresenius SE at a weighted average interest rate of 6.115%, with the majority of the loans due on May 23, 2014.

The Company, at December 31, 2012, had a receivable from Fresenius SE in the amount of €4,721 ($6,227 as of December 31, 2012) resulting from being a party to a German trade tax group agreement with Fresenius SE for the fiscal years 1997-2001.

On August 19, 2009, the Company borrowed €1,500 ($1,979 as of December 31, 2012) from the General Partner at 1.335%. The loan repayment has been extended periodically and is currently due August 20, 2013 at an interest rate of 2.132%.

d) Other

The Company performs clinical studies for certain of its joint ventures for which services the Company received approximately $7,432 and $9,355 in 2012 and 2011, respectively.

The Chairman of the Company's Supervisory Board is also the Chairman of the Supervisory Board of Fresenius SE and of the general partner of Fresenius SE. He is also a member of the Supervisory Board of the Company's General Partner.

The Vice Chairman of the Company's Supervisory Board is a member of the Supervisory Board of the general partner of Fresenius SE and Vice Chairman of the Supervisory Board of the Company's General Partner. He is also Chairman of the Advisory Board of a charitable foundation that is the sole shareholder of the general partner of Fresenius SE. He is also a partner in a law firm which provided services to the Company and certain of its subsidiaries. During 2012, the Company and its subsidiaries paid or processed for payment, approximately $1,797 for services performed during the period October 1, 2011 through September 30, 2012. During 2011, the Company and its subsidiaries paid approximately $1,930 for services performed during the period October 1, 2010 through September 30, 2011. During 2010, the Company and its subsidiaries paid approximately $1,601 for services performed during the period October 1, 2009 through September 30, 2010. Five of the six members of the Company's Supervisory Board, including the Chairman and Vice Chairman, are also members of the Supervisory Board of the Company's General Partner.

The Chairman of the Supervisory Board of the Company's general partner is also the Chairman of the Management Board of the general partner of Fresenius SE, and the Chairman and Chief Executive Officer of the Management Board of the Company's general partner is a member of the Management Board of the general partner of Fresenius SE.

Inventories	12 Months Ended
Dec. 31, 2012
Notes to Consolidated Financial Statements [Abstract]
Inventories

4. Inventories

As of December 31, 2012 and December 31, 2011, inventories consisted of the following:

	2012	2011
Finished goods	$627,338	$610,569
Raw materials and purchased components	171,373	163,030
Health care supplies	154,840	133,769
Work in process	83,258	60,128
Inventories	$1,036,809	$967,496

Under the terms of certain unconditional purchase agreements, including the Venofer® license, distribution, manufacturing and supply agreement (the “Venofer® Agreement”) with Luitpold Pharmaceuticals, Inc. and American Regent, Inc., the Company is obligated to purchase approximately $465,348 of materials, of which $316,954 is committed at December 31, 2012 for 2013. The terms of these agreements run 1 to 9 years. In the fourth quarter of 2012, the Company amended the Venofer® Agreement which resulted in a decrease of the 2013 purchase commitment of $91,764 and in 2014 and thereafter, the Company is required to determine their minimum purchase requirements for the subsequent year on a yearly basis. The Company incurred an Other operating expense of $100,000 related to this contract amendment.

Healthcare supplies inventories as of December 31, 2012 and 2011 include $29,704 and $47,654, respectively, of Erythropoietin ("EPO"). On January 1, 2012, the Company entered into a three-year sourcing and supply agreement with its EPO supplier.

Prepaid Expenses and Other Current Assets	12 Months Ended
Dec. 31, 2012
Notes to Consolidated Financial Statements [Abstract]
Other Assets Disclosure [Text Block]

5. Prepaid Expenses and Other Current Assets

As of December 31, 2012 and 2011, prepaid expenses and other current assets consisted of the following:

	2012	2011

Taxes Refundable	$149,536	$180,721
Receivables for supplier rebates	61,248	185,152
Prepaid licence fees	47,137	45,184
Leases receivable	46,198	38,175
Prepaid rent	44,894	39,468
Payments on account	35,660	40,476
Derivatives	31,235	60,877
Prepaid insurance	24,803	14,163
Deposit / Guarantee / Security	20,903	16,538
Other	476,147	414,612
Total prepaid expenses and other current assets	$937,761	$1,035,366

The other item in the table above includes other current receivables from Medicare and Medicaid, amounts due from managed locations and other deferred charges.

Property, Plant And Equipment	12 Months Ended
Dec. 31, 2012
Notes to Consolidated Financial Statements [Abstract]
Property, Plant and Equipment

6. Property, Plant and Equipment

As of December 31, 2012 and 2011, property, plant and equipment consisted of the following:

	2012	2011
Land and improvements	$54,775	$53,147
Buildings and improvements	2,257,002	1,975,839
Machinery and equipment	3,470,972	3,060,132
Machinery, equipment and rental equipment under capitalized leases	36,316	36,450
Construction in progress	256,401	275,006
	6,075,466	5,400,574
Accumulated depreciation	(3,134,863)	(2,770,873)
Property, plant and equipment, net	$2,940,603	$2,629,701

	2012	2011
Land and improvements	$54,775	$53,147
Buildings and improvements	2,257,002	1,975,839
Machinery and equipment	3,470,972	3,060,132
Machinery, equipment and rental equipment under capitalized leases	36,316	36,450
Construction in progress	256,401	275,006
	6,075,466	5,400,574
Accumulated depreciation	(3,134,863)	(2,770,873)
Property, plant and equipment, net	$2,940,603	$2,629,701

Depreciation expense for property, plant and equipment amounted to $515,455, $479,438 and $432,930 for the years ended December 31, 2012, 2011, and 2010, respectively.

Included in machinery and equipment as of December 31, 2012 and 2011 were $532,088 and $451,299, respectively, of peritoneal dialysis cycler machines which the Company leases to customers with end-stage renal disease on a month-to-month basis and hemodialysis machines which the Company leases to physicians under operating leases.

Accumulated depreciation related to machinery, equipment and rental equipment under capital leases was $19,027 and $16,947 at December 31, 2012 and 2011, respectively.

Intangible Assets and Goodwill	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Notes to Consolidated Financial Statements [Abstract]
Intangible Assets and Goodwill

7. Intangible Assets and Goodwill

As of December 31, 2012 and 2011, the carrying value and accumulated amortization of intangible assets other than goodwill consisted of the following:

	2012		2011
	Gross		Gross
	Carrying	Accumulated	Carrying	Accumulated
	Amount	Amortization	Amount	Amortization
Amortizable Intangible Assets
Non-compete Agreements	$317,080	$(213,639)	$257,466	$(186,659)
Technology	107,696	(40,849)	110,866	(32,582)
License and distribution agreements	225,393	(98,757)	223,828	(80,622)
Self-developed Software	72,328	(32,496)	55,600	(28,193)
Other	343,867	(246,239)	317,579	(227,274)
Construction in progress	57,677	-	58,661	-
	$1,124,041	$(631,980)	$1,024,000	$(555,330)

As of December 31, 2012 and 2011 the carrying value of non-amortizable intangible assets other than goodwill consisted of the following:

	2012	2011
	Carrying	Carrying
	Amount	Amount
Non-amortizable Intangible Assets
Tradename	$209,712	$209,640
Management contracts	8,343	8,342
	$218,055	$217,982

Total Intangible Assets	$710,116	$686,652

The tables below show the amortization expense related to the amortizable intangible assets for the years presented and the estimated amortization expense of these assets for the following five years.

Goodwill

In 2012 and 2011, goodwill related to general manufacturing operations was reclassified from the North America and International Segments to Corporate (see Note 23). For the purpose of goodwill impairment testing, all corporate assets are allocated to the reporting units (see Note 1 f).

Changes in the carrying amount of goodwill are mainly a result of acquisitions and the impact of foreign currency translations. During 2012 and 2011, the Company's acquisitions consisted primarily of the 2012 acquisition of LD Holdings as well as the acquisition of clinics in the normal course of operations. The segment detail is as follows:

	North		Segment
	America	International	Total	Corporate	Total
Balance as of January 1, 2011	$7,024,745	$955,774	$7,980,519	$159,949	$8,140,468
Goodwill acquired, net of divestitures	517,213	626,863	1,144,076	-	1,144,076
Reclassifications	(226,900)	(20,449)	(247,349)	247,480	131
Foreign Currency Translation Adjustment	(436)	(98,099)	(98,535)	510	(98,025)
Balance as of December 31, 2011	$7,314,622	$1,464,089	$8,778,711	$407,939	$9,186,650

Goodwill acquired, net of divestitures	2,172,181	21,106	2,193,287	-	2,193,287
Reclassifications	-	(5,188)	(5,188)	5,188	-
Foreign Currency Translation Adjustment	210	41,352	41,562	390	41,952
Balance as of December 31, 2012	$9,487,013	$1,521,359	$11,008,372	$413,517	$11,421,889

Amortization Expense
2010	$70,294
2011	$77,845
2012	$87,441
Estimated Amortization Expense
2013	$83,685
2014	$79,719
2015	$77,507
2016	$75,567
2017	$71,060

Accrued Expenses and Other Current Liabilties	12 Months Ended
Dec. 31, 2012
Notes to Consolidated Financial Statements [Abstract]
Accrued Expenses and Other Current Liabilties

8. Accrued Expenses and Other Current Liabilities

At December 31, 2012 and 2011, accrued expenses and other current liabilities consisted of the following:

	2012	2011
Accrued salaries, wages and incentive plan compensations	$481,920	$420,613
Unapplied cash and receivable credits	198,834	158,006
Accrued insurance	187,254	162,149
Special charge for legal matters	115,000	115,000
Accrued interest	111,532	74,821
Withholding tax and VAT	96,157	79,764
Accrued operating expenses	91,529	71,324
Derivative financial instruments	26,578	192,729
Other	478,667	429,867
Total accrued expenses and other current liabilities	$1,787,471	$1,704,273

In 2001, the Company recorded a $258,159 special charge to address legal matters relating to transactions pursuant to the Agreement and Plan of Reorganization dated as of February 4, 1996 by and between W.R. Grace & Co. and Fresenius SE (the “Merger”), estimated liabilities and legal expenses arising in connection with the W.R. Grace & Co. Chapter 11 proceedings (the “Grace Chapter 11 Proceedings”) and the cost of resolving pending litigation and other disputes with certain commercial insurers. During the second quarter of 2003, the court supervising the Grace Chapter 11 Proceedings approved a definitive settlement agreement entered into among the Company, the committees representing the asbestos creditors and W.R. Grace & Co. Under the settlement agreement, the Company will pay $115,000, without interest, upon plan confirmation (see Note 19). With the exception of the proposed $115,000 payment under the Settlement Agreement, all other matters included in the special charge have been resolved.

The other item in the table above includes accruals for legal and compliance costs, physician compensation, commissions, short-term portion of pension liabilities, bonuses and rebates, and accrued rents.

Short-Term Borrowings and Other Financial Liabilities, and Short-Term Borrowings from Related Parties	12 Months Ended
Dec. 31, 2012
Notes to Consolidated Financial Statements [Abstract]
Short-Term Borrowings and Other Financial Liabilities, and Short-Term Borrowings from Related Parties

9. Short-Term Borrowings, Other Financial Liabilities and Short-Term Borrowings from Related Parties

As of December 31, 2012 and December 31, 2011, short-term borrowings, other financial liabilities and short-term borrowings from related parties consisted of the following:

	2012	2011
Borrowings under lines of credit	$117,850	$91,899
Other financial liabilities	-	6,902
Short-term borrowings and other financial liabilities	117,850	98,801
Short-term borrowings from related parties (see Note 3.c.)	3,973	28,013
Short-term borrowings, Other financial liabilities and Short-term borrowings from related parties	$121,823	$126,814

Short-term Borrowings under lines of credit

Short-term borrowings of $117,850 and $91,899 at December 31, 2012 and 2011, respectively, represented amounts borrowed by the Company's subsidiaries under lines of credit with commercial banks. The average interest rates on these borrowings at December 31, 2012 and 2011 were 4.93% and 4.88%, respectively.

Excluding amounts available under the 2012 Credit Agreement (see Note 10 below), at December 31, 2012 and 2011, the Company had $261,825 and $234,005 available under other commercial bank agreements. In some instances, lines of credit are secured by assets of the Company's subsidiary that is party to the agreement or may require the Company's guarantee. In certain circumstances, the subsidiary may be required to meet certain covenants.

Other Financial Liabilities

At December 31, 2012 and 2011, the Company had $0 and $6,902 of other financial liabilities which were mainly related the signing of a 2008 licensing and distribution agreement.

Short-term Borrowings from related parties

From time to time during each of the years presented, the Company received advances under the existing loan agreements with Fresenius SE for those years. During the year ended December 31, 2012, the Company received advances ranging from €8,300 to €196,400 with interest rates ranging from 1.365% to 1.838%. During the year ended December 31, 2011, the Company received advances ranging from €17,900 to €181,900 with interest rates ranging from 1.832% to 2.683%. For further information on short-term borrowings from related party outstanding as of December 31, 2012 and 2011, see Note 3 c. Annual interest expense on these borrowings during the years presented was $1,458, $2,362 and $179 for the years 2012, 2011 and 2010, respectively.

Long-term Debt and Capital Lease Obligations	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Notes to Consolidated Financial Statements [Abstract]
Long-term Debt and Capital Lease Obligations

10. Long-term Debt and Capital Lease Obligations

As of December 31, 2012 and December 31, 2011, long-term debt and capital lease obligations consisted of the following:

	2012	2011

2012 Credit Agreement and Amended 2006 Senior Credit Agreement	$2,659,340	$2,795,589
Senior Notes	4,743,442	2,883,009
Euro Notes	51,951	258,780
European Investment Bank Agreements	324,334	345,764
Accounts receivable facility	162,000	534,500
Capital lease obligations	15,618	17,993
Other(1)	219,976	248,951
	8,176,661	7,084,586
Less current maturities	(334,747)	(1,589,776)
	$7,841,914	$5,494,810

(1) As of Dec 31, 2012 this amount includes the non-current portion of a loan from Fresenius SE subsidiary of $56,174 which is due on May 23, 2014.

On October 30, 2012, $2,109,166 was reclassified from Current portion of long-term debt to Long-term debt as a result of entering into the new 2012 Credit Agreement.

The Company's long-term debt consists mainly of borrowings related to its 2012 Credit Agreement, its Senior Notes, its Euro Notes, borrowings under its European Investment Bank Agreements, borrowings under its accounts receivable facility (“A/R Facility”) and certain other borrowings as follows:

2012 Credit Agreement

The Company entered into a new $3,850,000 syndicated credit facility (the “2012 Credit Agreement”) with a large group of banks and institutional investors (collectively, the “Lenders”) on October 30, 2012 which replaced its Amended 2006 Senior Credit Agreement. The new credit facility consists of:

  a 5-year revolving credit facility of approximately $1,250,000 comprising a $400,000 multicurrency revolving facility, a $200,000 revolving facility and a €500,000 revolving facility which will be due and payable on October 30, 2017.
  a 5-year term loan facility of $2,600,000, also scheduled to mature on October 30, 2017. The 2012 Credit Agreement requires 17 quarterly payments of $50,000 each, beginning in the third quarter of 2013 that permanently reduce the term loan facility. The remaining balance is due on October 30, 2017.

Interest on the new credit facilities will be, at the Company's option, at a rate equal to either (i) LIBOR or EURIBOR (as applicable) plus an applicable margin or (ii) the Base Rate as defined in the 2012 Credit Agreement plus an applicable margin. As of December 31, 2012, the tranches outstanding under the 2012 Credit Agreement had a weighted average interest rate of 2.35%.

The applicable margin is variable and depends on the Company's Consolidated Leverage Ratio which is a ratio of its Consolidated Funded Debt less cash and cash equivalents held by the Consolidated Group to Consolidated EBITDA (as these terms are defined in the 2012 Credit Agreement).

In addition to scheduled principal payments, indebtedness outstanding under the 2012 Credit Agreement will be reduced by portions of the net cash proceeds received from certain sales of assets and the issuance of certain additional debt.

Obligations under the 2012 Credit Agreement are secured by pledges of capital stock of certain material subsidiaries in favor of the Lenders.

The 2012 Credit Agreement contains affirmative and negative covenants with respect to the Company and its subsidiaries and other payment restrictions. Certain of the covenants limit indebtedness of the Company and investments by the Company, and require the Company to maintain certain financial ratios defined in the agreement. Additionally, the 2012 Credit Agreement provides for a limitation on dividends and other restricted payments which is €300,000 ($395,820 based upon the December 31, 2012 spot rate) for dividends to be paid in 2013, and increases in subsequent years. In default, the outstanding balance under the 2012 Credit Agreement becomes immediately due and payable at the option of the Lenders. The Company was in compliance with all covenants at December 31, 2012.

The Company incurred fees of approximately $27,193 in conjunction with the 2012 Credit Agreement. Certain fees related to the Amended 2006 Senior Credit Agreement of approximately $4,482 are also applicable to the 2012 Credit Agreement. These fees and the $22,361 of newly incurred fees will be amortized over the life of the 2012 Credit Agreement.

The following table shows the available and outstanding amounts under the 2012 Credit Agreement at December 31, 2012 and the Amended 2006 Senior Credit Agreement at December 31, 2011:

	Maximum Amount Available December 31, 2012(1)			Balance Outstanding December 31, 2012(1)
2012 Credit Agreement
Revolving Credit USD		$600,000	$600,000		$59,340	$59,340
Revolving Credit EUR		€500,000	$659,700		€-	$-
Term Loan A		$2,600,000	$2,600,000		$2,600,000	$2,600,000
			$3,859,700			$2,659,340

	Maximum Amount Available December 31, 2011			Balance Outstanding December 31, 2011
Amended 2006 Senior Credit Agreement
Revolving Credit	$		1,200,000	$		58,970
Term Loan A			1,215,000			1,215,000
Term Loan B			1,521,619			1,521,619
	$		3,936,619	$		2,795,589

(1) These amounts represent the maximum amount available under the 2012 Credit Agreement, which replaced the Amended 2006 Senior Credit Agreement on October 30, 2012. The 2012 Credit Agreement utilizes different tranches than the previous agreement and, as such, the tables are presented separately for increased clarity.

In addition, at December 31, 2012 and December 31, 2011, the Company had letters of credit outstanding in the amount of $77,188 and $180,766, respectively, which are not included above as part of the balance outstanding at those dates but which reduce available borrowings under the respective revolving credit facility.

Senior Notes

As of December 31, 2012, the Company's Senior Notes consisted of the following:

Issuer/Transaction	Face Amount	Maturity	Coupon	Book value
FMC Finance VI S.A. 2010/2016	€250,000	July 15, 2016	5.50%	$327,420
FMC Finance VIII S.A. 2011/2016(1)	€100,000	October 15, 2016	3.71%	$131,940
FMC US Finance, Inc. 2007/2017	$500,000	July 15, 2017	6 7/8%	$496,006
FMC Finance VIII S.A. 2011/2018	€400,000	September 15, 2018	6.50%	$521,834
FMC US Finance II, Inc. 2011/2018	$400,000	September 15, 2018	6.50%	$395,511
FMC US Finance II, Inc. 2012/2019	$800,000	July 31, 2019	5.625%	$800,000
FMC Finance VIII S.A. 2012/2019	€250,000	July 31, 2019	5.25%	$329,850
FMC US Finance, Inc. 2011/2021	$650,000	February 15, 2021	5.75%	$645,061
FMC Finance VII S.A. 2011/2021	€300,000	February 15, 2021	5.25%	$395,820
FMC US Finance II, Inc. 2012/2022	$700,000	January 31, 2022	5.875%	$700,000
				$4,743,442

(1) This note carries a variable interest rate which was 3.71% at December 31, 2012.

In January 2012, $800,000 and $700,000 of dollar-denominated senior notes and €250,000 ($328,625 at date of issuance) of euro-denominated notes were issued at par. Both the $800,000 Senior Notes and the Euro-denominated Senior Notes are due July 31, 2019 while the $700,000 Senior Notes are due January 31, 2022. The proceeds were used for acquisitions and for general corporate purposes.

In October 2011, €100,000 ($137,760 at date of issuance) of floating rate senior notes were issued at par. These floating rate senior notes are due October 15, 2016. Proceeds were used for acquisitions, to refinance indebtedness outstanding under the Amended 2006 Senior Credit Agreement and for general corporate purposes.

In September 2011, $400,000 of dollar-denominated senior notes and €400,000 ($549,160 at date of issuance) of euro-denominated senior notes were issued at an issue price of 98.623%. Both the dollar- and euro-denominated senior notes have a coupon of 6.50% and a yield to maturity of 6.75% and mature on September 15, 2018. Proceeds were used for acquisitions, to refinance indebtedness outstanding under the revolving credit facility of the Amended 2006 Senior Credit Agreement and under the A/R Facility, and for general corporate purposes.

In June 2011, Fresenius Medical Care US Finance, Inc. acquired substantially all of the assets of FMC Finance III S.A. (“FMC Finance III”) and assumed the obligations of FMC Finance III under its $500,000 6 7/8% Senior Notes due 2017 (the “6 7/8% Senior Notes”) and the related indenture. The guarantees of the Company and its subsidiaries, FMCH and Fresenius Medical Care Deutschland GmbH (D-GmbH”), (together, the “Guarantor Subsidiaries”) for the 6 7/8% Senior Notes have not been amended and remain in full force and effect. The 6 7/8% Notes were issued in July 2007 with a coupon of 6 7/8% at a discount, resulting in an effective interest rate of 7 1/8%.

In February 2011, $650,000 of dollar-denominated senior notes and €300,000 ($412,350 at date of issuance) of euro-denominated senior notes were issued with coupons of 5.75% and 5.25%, respectively, at an issue price of 99.060% and par, respectively. The dollar-denominated senior notes had a yield to maturity of 5.875%. Both the dollar- and euro-denominated senior notes mature on February 15, 2021. Proceeds were used to repay indebtedness outstanding under the A/R Facility and the revolving credit facility of the Amended 2006 Senior Credit Agreement, for acquisitions and for general corporate purposes to support the Company's renal dialysis products and services businesses.

In January 2010, €250,000 ($353,300 at date of issuance) of senior notes was issued with a coupon of 5.50% at an issue price of 98.6636%. These senior notes had a yield to maturity of 5.75% and are due July 15, 2016. Proceeds were used to repay short-term indebtedness and for general corporate purposes.

All Senior Notes are unsecured and guaranteed on a senior basis jointly and severally by the Company and the Guarantor Subsidiaries. The issuers may redeem the Senior Notes (except for the Floating Rate Senior Notes) at any time at 100% of principal plus accrued interest and a premium calculated pursuant to the terms of the indenture. The holders have the right to request that the issuers repurchase the Senior Notes at 101% of principal plus accrued interest upon the occurrence of a change of control followed by a decline in the ratings of the respective Senior Notes.

The Company has agreed to a number of covenants to provide protection to the holders which, under certain circumstances, limit the ability of the Company and its subsidiaries to, among other things, incur debt, incur liens, engage in sale-leaseback transactions and merge or consolidate with other companies or sell assets. As of December 31, 2012, the Company was in compliance with all of its covenants under the Senior Notes.

Euro Notes

In April 2009, the Company issued euro-denominated notes (“Euro Notes”) totaling €200,000, which are senior, unsecured and guaranteed by FMCH and D-GmbH, which originally consisted of 4 tranches having terms of 3.5 and 5.5 years with floating and fixed interest rate tranches. As of December 31, 2012, the Company was in compliance with all of its covenants under the Euro Notes. As of December 31, 2012, the Euro Notes had an outstanding balance of €39,375 ($51,951).

European Investment Bank Agreements

The Company entered into various credit agreements with the European Investment Bank (“EIB”) in 2005, 2006 and 2009. The EIB is a not-for-profit long-term lending institution of the European Union and lends funds at favourable rates for the purpose of capital investment and R&D projects, normally for up to half of the funds required for such projects.

Borrowings under the four EIB credit facilities available at December 31, 2012 and 2011 are shown below:

		Balance outstanding
		December 31,
	Maturity	2012	2011
Revolving Credit	2013	$90,812	$115,812
Loan 2005	2013	48,806	48,806
Loan 2006	2014	118,746	116,451
Loan 2009	2014	65,970	64,695
		$324,334	$345,764

While the EIB agreements were granted in euro, advances under the Revolving Credit, Loan 2005 and Loan 2006 could be denominated in certain foreign currencies, including U.S. dollars. As a result, the borrowings under the Revolving Credit and Loan 2005 have been drawn down in U.S. dollars, while the borrowings under Loan 2006 and Loan 2009 have been drawn down in euro. As of December 31, 2012, all credit facilities are fully utilized.

In 2013, both the Revolving Credit and Loan 2005 will mature. The outstanding balances have been reclassified to Current portion of Long-term debt and capital lease obligations.

All agreements with the EIB have variable interest rates that change quarterly. The Company's U.S. dollar borrowings had an interest rate of 0.438% and the euro borrowings had interest rates of 0.171% and 2.40% at December 31, 2012 and the dollar borrowings had an interest rate of 0.676% and the euro borrowings had interest rates of 1.565% and 3.666% at December 31, 2011.

Borrowings under the 2005 and 2006 agreements are secured by bank guarantees while the 2009 agreement is guaranteed by FMCH and D-GmbH. All EIB agreements have customary covenants. As of December 31, 2012, the Company was in compliance with the respective covenants.

Accounts Receivable Facility

The Company refinanced the A/R Facility on January 17, 2013 for a term expiring on January 15, 2016 with the available borrowings at $800,000. At December 31, 2012 there are outstanding borrowings under the A/R Facility of $162,000.

Under the A/R Facility, certain receivables are sold to NMC Funding Corporation (“NMC Funding”), a wholly-owned subsidiary. NMC Funding then assigns percentage ownership interests in the accounts receivable to certain bank investors. Under the terms of the A/R Facility, NMC Funding retains the right, at any time, to recall all the then outstanding transferred interests in the accounts receivable. Consequently, the receivables remain on the Company's Consolidated Balance Sheet and the proceeds from the transfer of percentage ownership interests are recorded as long-term debt.

NMC Funding pays interest to the bank investors calculated based on the commercial paper rates for the particular tranches selected. The average interest rate during 2012 was 1.697%. Refinancing fees, which include legal costs and bank fees, are amortized over the term of the facility.

Other

At December 31, 2012 and 2011, in conjunction with certain acquisitions and investments, the Company had pending payments of the purchase considerations totaling approximately $142,229 and $228,398, respectively, of which $75,266 and $103,828, respectively, was classified as the current portion of long-term debt.

Annual Payments

Aggregate annual payments applicable to the 2012 Credit Agreement, Senior Notes, Euro Notes, EIB agreements, capital leases, the A/R Facility and other borrowings for the five years subsequent to December 31, 2012 are:

2013	$334,747
2014	529,065
2015	232,378
2016(a)	828,523
2017	2,461,714
Thereafter	3,812,012
$8,198,439

(a) The Company refinanced the A/R facility, which was set to mature on July 31, 2014, on January 17, 2013. The payments related to this facility will mature on January 15, 2016.

Employee Benefit Plans	12 Months Ended
Dec. 31, 2012
Notes to Consolidated Financial Statements [Abstract]
Employee Benefit Plans

11. Employee Benefit Plans

General

FMC-AG & Co. KGaA recognizes pension costs and related pension liabilities for current and future benefits to qualified current and former employees of the Company. The Company's pension plans are structured differently according to the legal, economic and fiscal circumstances in each country. The Company currently has two types of plans, defined benefit and defined contribution plans. In general, plan benefits in defined benefit plans are based on all or a portion of the employees' years of services and final salary. Plan benefits in defined contribution plans are determined by the amount of contribution by the employee and the employer, both of which may be limited by legislation, and the returns earned on the investment of those contributions.

Upon retirement under defined benefit plans, the Company is required to pay defined benefits to former employees when the defined benefits become due. Defined benefit plans may be funded or unfunded. The Company has two major defined benefit plans, one funded plan in North America and an unfunded plan in Germany.

Actuarial assumptions generally determine benefit obligations under defined benefit plans. The actuarial calculations require the use of estimates. The main factors used in the actuarial calculations affecting the level of the benefit obligations are: assumptions on life expectancy, the discount rate and future salary and benefit levels. Under the Company's funded plans, assets are set aside to meet future payment obligations. An estimated return on the plan assets is recognized as income in the respective period. Actuarial gains and losses are generated when there are variations in the actuarial assumptions and by differences between the actual and the estimated projected benefits obligations and the return on plan assets for that year. The company's pension liability is impacted by these actuarial gains or losses.

Under defined contribution plans, the Company pays defined contributions to an independent third party as directed by the employee during the employee's service life, which satisfies all obligations of the Company to the employee. The employee retains all rights to the contributions made by the employee and to the vested portion of the Company paid contributions upon leaving the Company. The Company has a defined contribution plan in North America.

Defined Benefit Pension Plans

During the first quarter of 2002, FMCH, the Company's North America subsidiary, curtailed its defined benefit and supplemental executive retirement plans. Under the curtailment amendment for substantially all employees eligible to participate in the plan, benefits have been frozen as of the curtailment date and no additional defined benefits for future services will be earned. The Company has retained all employee benefit obligations as of the curtailment date. Each year FMCH contributes at least the minimum amount required by the Employee Retirement Income Security Act of 1974, as amended. In 2012, FMCH's minimum funding requirement was $6,200. In addition to the compulsory contributions, the Company voluntarily provided $4,604 to the defined benefit plan. Expected funding for 2013 is $10,307.

The benefit obligation for all defined benefit plans at December 31, 2012, is $655,447 (2011: $512,745) which consists of the gross benefit obligation of $423,509 (2011: $352,296) for the North America plan, which is funded by plan assets, and the benefit obligation of $231,938 (2011: $160,449) for the German unfunded plan.

The following table shows the changes in benefit obligations, the changes in plan assets, and the funded status of the pension plans. Benefits paid as shown in the changes in benefit obligations represent payments made from both the funded and unfunded plans while the benefits paid as shown in the changes in plan assets include only benefit payments from the Company's funded benefit plan.

	2012	2011
Change in benefit obligation:
Benefit obligation at beginning of year	$512,745	$425,472
Foreign currency translation	4,955	(6,207)
Service cost	10,704	10,625
Interest cost	26,194	24,822
Transfer of plan participants	(68)	61
Actuarial (gain) loss	122,800	69,769
Benefits paid	(21,883)	(11,797)
Benefit obligation at end of year	$655,447	$512,745

Change in plan assets:
Fair value of plan assets at beginning of year	$218,990	$232,325
Actual return on plan assets	18,356	(4,174)
Employer contributions	10,804	556
Benefits paid	(19,757)	(9,717)
Fair value of plan assets at end of year	$228,393	$218,990
Funded status at end of year	$427,054	$293,755

The Company had a pension liability of $427,054 and $293,755 at December 31, 2012 and 2011, respectively. The pension liability consists of a current portion of $3,693 (2011: $3,262) which is recognized as a current liability in the line item “accrued expenses and other current liabilities” in the balance sheet. The non-current portion of $423,361 (2011: $290,493) is recorded as non-current pension liability in the balance sheet. Approximately 83% of the beneficiaries are located in North America with the majority of the remaining 17% located in Germany.

The accumulated benefit obligation for all defined benefit pension plans was $616,572 and $486,143 at December 31, 2012 and 2011, respectively. The accumulated benefit obligation for all defined benefit pension plans with an obligation in excess of plan assets was $616,572 and $486,143 at December 31, 2012 and 2011, respectively; the related plan assets had a fair value of $228,393 and $218,990 at December 31, 2012 and 2011, respectively.

The table below reflects pre-tax effects of actuarial losses (gains) in other comprehensive income relating to pension liabilities. As of December 31, 2012, there are no cumulative effects of prior service costs included in other comprehensive income.

Actuarial losses (gains)
Adjustments related to pensions at January 1, 2011	$102,872
Additions	91,693
Releases	(8,737)
Foreign currency translation adjustment	(1,050)
Adjustments related to pensions at December 31, 2011	$184,778
Additions	119,685
Releases	(18,334)
Foreign currency translation adjustment	1,827
Adjustments related to pensions at December 31, 2012	$287,956

The actuarial loss expected to be amortized from other comprehensive income into net periodic pension cost over the next year is $25,646.

The discount rates for all plans are based upon yields of portfolios of equity and highly rated debt instruments with maturities that mirror the plan's benefit obligation. The Company's discount rate is the weighted average of these plans based upon their benefit obligations at December 31, 2012. The following weighted-average assumptions were utilized in determining benefit obligations as of December 31:

in %	2012	2011
Discount rate	4.14	5.10
Rate of compensation increase	3.32	3.69

The defined benefit pension plans' net periodic benefit costs are comprised of the following components for each of the years ended December 31:

	2012	2011	2010
Components of net periodic benefit cost:
Service cost	$10,704	$10,625	$7,982
Interest cost	26,194	24,822	22,615
Expected return on plan assets	(15,241)	(17,750)	(17,453)
Amortization of unrealized losses	18,334	8,737	5,313
Net periodic benefit costs	$39,991	$26,434	$18,457

Net periodic benefit cost is allocated as personnel expense within costs of revenues, selling, general and administrative expense or research and development expense. This is depending upon the area in which the beneficiary is employed.

The following weighted-average assumptions were used in determining net periodic benefit cost for the year ended December 31:

in %	2012	2011	2010
Discount rate	5.10	5.70	6.00
Expected return of plan assets	7.00	7.50	7.50
Rate of compensation increase	3.69	4.00	4.01

Expected benefit payments for the next five years and in the aggregate for the five years thereafter are as follows:

2013	$15,817
2014	17,320
2015	18,909
2016	20,723
2017	22,690
2018-2022	143,456

Plan Assets

The following table presents the fair values of the Company´s pension plan assets at December 31, 2012.

		Fair Value Measurements at December 31, 2012			Fair Value Measurements at December 31, 2011
		Quoted Prices in Active Markets for Identical Assets	Significant Observable Inputs		Quoted Prices in Active Markets for Identical Assets	Significant Observable Inputs
Asset Category	Total	(Level 1)	(Level 2)	Total	(Level 1)	(Level 2)
Equity Investments
Index Funds(1)	$58,511	$-	$58,511	$55,538	$-	$55,538

Fixed Income Investments
Government Securities(2)	9,859	8,504	1,355	6,612	5,025	1,587
Corporate Bonds(3)	152,332	-	152,332	143,782	-	143,782
Other Bonds(4)	457	-	457	483	-	483
U.S. Treasury Money Market Funds(5)	2,975	2,975	-	6,600	6,600	-

Other types of investments
Cash, Money Market and Mutual Funds(6)	4,259	4,259	-	5,975	5,975	-
Total	$228,393	$15,738	$212,655	$218,990	$17,600	$201,390

(1) This category comprises low-cost equity index funds not actively managed that track the S&P 500, S&P 400, Russell 2000, MSCI Emerging Markets Index and the Morgan Stanley International EAFE Index
(2) This Category comprises fixed income investments by the U.S. government and government sponsored entities
(3) This Category primarily represents investment grade bonds of U.S. issuers from diverse industries
(4) This Category comprises private placement bonds as well as collateralized mortgage obligations
(5) This Category represents funds that invest in treasury obligations directly or in treasury backed obligations
(6) This Category represents cash, money market funds as well as mutual funds comprised of high grade corporate bonds

The methods and inputs used to measure the fair value of plan assets are as follows:

  Common stocks are valued at their market prices as of the balance sheet date.
  Index funds are valued based on market quotes.
  Government bonds are valued based on both market prices and market quotes.
  Corporate bonds and other bonds are valued based on market quotes as of the balance sheet date.
  Cash is stated at nominal value which equals the fair value.
  U.S. Treasury money market funds as well as other money market and mutual funds are valued at their market price.

Plan Investment Policy and Strategy

For the North America funded plan, the Company periodically reviews the assumption for long-term expected return on pension plan assets. As part of the assumptions review, a range of reasonable expected investment returns for the pension plan as a whole was determined based on an analysis of expected future returns for each asset class weighted by the allocation of the assets. The range of returns developed relies both on forecasts, which include the actuarial firm's expected long-term rates of return for each significant asset class or economic indicator, and on broad-market historical benchmarks for expected return, correlation, and volatility for each asset class. As a result, the Company's expected rate of return on pension plan assets was 7.00% for 2012.

The Company´s overall investment strategy is to achieve a mix of approximately 96% of investments for long-term growth and 4% for near-term benefit payments with a wide diversification of asset types, fund strategies and fund managers.

The investment policy, utilizing a revised target investment allocation of 35% equity and 65% long-term U.S. bonds, considers that there will be a time horizon for invested funds of more than 5 years. The total portfolio will be measured against a policy index that reflects the asset class benchmarks and the target asset allocation. The Plan policy does not allow investments in securities of the Company or other related party securities. The performance benchmarks for the separate asset classes include: S&P 500 Index, S&P 400 Index, Russell 2000 Growth Index, MSCI EAFE Index, MSCI Emerging Markets Index, Barclays Capital Long Term Government Index and Barclays Capital 20 Year US Treasury Strip Index.

Defined Contribution Plans

Most FMCH employees are eligible to join a 401(k) savings plan. Employees can deposit up to 75% of their pay up to a maximum of $16.5 if under 50 years old ($22 if 50 or over) under this savings plan. The Company will match 50% of the employee deposit up to a maximum Company contribution of 3% of the employee's pay. The Company's total expense under this defined contribution plan for the years ended December 31, 2012, 2011, and 2010, was $38,582, $33,741 and $31,583, respectively.

Noncontrolling Interests Subject to Put Provisions	12 Months Ended
Dec. 31, 2012
Notes to Consolidated Financial Statements [Abstract]
Noncontrolling Interests Subject to Put Provisions

12. Noncontrolling Interests Subject to Put Provisions

The Company has potential obligations to purchase the noncontrolling interests held by third parties in certain of its consolidated subsidiaries. These obligations are in the form of put provisions and are exercisable at the third-party owners' discretion within specified periods as outlined in each specific put provision. If these put provisions were exercised, the Company would be required to purchase all or part of third-party owners' noncontrolling interests at the appraised fair value at the time of exercise. The methodology the Company uses to estimate the fair values of the noncontrolling interest subject to put provisions assumes the greater of net book value or a multiple of earnings, based on historical earnings, development stage of the underlying business and other factors. The estimated fair values of the noncontrolling interests subject to these put provisions can also fluctuate and the implicit multiple of earnings at which these noncontrolling interest obligations may ultimately be settled could vary significantly from our current estimates depending upon market conditions.

As of December 31, 2012 and December 31, 2011 the Company's potential obligations under these put options were $523,260 and $410,491, respectively, of which, at December 31, 2012, $228,408 were exercisable. In the last three fiscal years ending December 31, 2012, two such put provisions have been exercised for a total consideration of $3,185.

Following is a roll forward of noncontrolling interests subject to put provisions for the years ended December 31, 2012, 2011 and 2010:

	2012	2011	2010

Beginning balance as of January 1,	$410,491	$279,709	$231,303
Contributions to noncontrolling interests	(114,536)	(43,104)	(38,964)
Purchase/ sale of noncontrolling interests	134,643	37,786	28,969
Contributions from noncontrolling interests	16,565	7,222	5,289
Changes in fair value of noncontrolling interests	(18,880)	86,233	24,222
Net income	94,718	42,857	28,839
Other comprehensive income (loss)	259	(212)	51
Ending balance as of December 31,	$523,260	$410,491	$279,709

	2012	2011	2010

Beginning balance as of January 1,	$410,491	$279,709	$231,303
Contributions to noncontrolling interests	(114,536)	(43,104)	(38,964)
Purchase/ sale of noncontrolling interests	134,643	37,786	28,969
Contributions from noncontrolling interests	16,565	7,222	5,289
Changes in fair value of noncontrolling interests	(18,880)	86,233	24,222
Net income	94,718	42,857	28,839
Other comprehensive income (loss)	259	(212)	51
Ending balance as of December 31,	$523,260	$410,491	$279,709

Shareholders' Equity	12 Months Ended
Dec. 31, 2012
Notes to Consolidated Financial Statements [Abstract]
Shareholders' Equity

13. Shareholders' Equity

Capital Stock

The General Partner has no equity interest in the Company and, therefore, does not participate in either the assets or the profits and losses of the Company. However, the General Partner is compensated for all outlays in connection with conducting the Company's business, including the remuneration of members of the management board and the supervisory board (see Note 3).

The general meeting of a partnership limited by shares may approve Authorized Capital (genehmigtes Kapital). The resolution creating Authorized Capital requires the affirmative vote of a majority of three quarters of the capital represented at the vote and may authorize the management board to issue shares up to a stated amount for a period of up to five years. The nominal value of the Authorized Capital may not exceed half of the issued capital stock at the time of the authorization.

In addition, the general meeting of a partnership limited by shares may create Conditional Capital (bedingtes Kapital) for the purpose of issuing (i) shares to holders of convertible bonds or other securities which grant a right to shares, (ii) shares as the consideration in a merger with another company, or (iii) shares offered to management or employees. In each case, the authorizing resolution requires the affirmative vote of a majority of three quarters of the capital represented at the vote. The nominal value of the Conditional Capital may not exceed half or, in the case of Conditional Capital created for the purpose of issuing shares to management and employees, 10% of the Company's issued capital at the time of the resolution.

All resolutions increasing the capital of a partnership limited by shares also require the consent of the General Partner for their effectiveness.

Authorized Capital

By resolution of the Annual General Meeting (“AGM”) of shareholders on May 11, 2010, the General Partner was authorized, with the approval of the supervisory board, to increase, on one or more occasions, the Company's share capital until May 10, 2015 up to a total of €35,000 through issue of new bearer ordinary shares for cash contributions, “Authorized Capital 2010/I”. Additionally, the newly issued shares may be taken up by financial institutions nominated by the General Partner with the obligation to offer them to the shareholders of the Company (indirect pre-emption rights). The General Partner is entitled, subject to the approval of the supervisory board, to exclude the pre-emption rights of the shareholders. However, such an exclusion of pre-emption rights will be permissible for fractional amounts. No Authorized Capital 2010/I has been issued as of December 31, 2012.

In addition, by resolution of the AGM of shareholders on May 11, 2010, the General Partner was authorized, with the approval of the supervisory board, to increase, on one or more occasions, the share capital of the Company until May 10, 2015 up to a total of €25,000 through the issue of new bearer ordinary shares for cash contributions or contributions in kind, “Authorized Capital 2010/II”. The General Partner is entitled, subject to the approval of the supervisory board, to exclude the pre-emption rights of the shareholders. However, such exclusion of pre-emption rights will be permissible only if (i) in case of a capital increase against cash contributions, the nominal value of the issued shares does not exceed 10% of the nominal share value of the Company's share capital and the issue price for the new shares is at the time of the determination by the General Partner not significantly lower than the stock price in Germany of the existing listed shares of the same class and with the same rights or, (ii) in case of a capital increase against contributions in kind, the purpose of such increase is to acquire an enterprise, parts of an enterprise or an interest in an enterprise. No Authorized Capital 2010/II has been issued as of December 31, 2012.

Authorized Capital 2010/I and Authorized Capital 2010/II became effective upon registration with the commercial register of the local court in Hof an der Saale on May 25, 2010.

Conditional Capital

By resolution of the Company's AGM on May 12, 2011, the Company's share capital was conditionally increased with regards to the 2011 Stock Option Plan (“2011 SOP”) by up to €12,000 subject to the issue of up to twelve million non-par value bearer ordinary shares with a nominal value of €1.00 each. For further information, see Note 16.

By resolution of the Company's AGM on May 9, 2006, as amended by the AGM on May 15, 2007, resolving a three-for-one share split, the Company's share capital was conditionally increased by up to €15,000 corresponding to 15 million ordinary shares with no par value and a nominal value of €1.00. This Conditional Capital increase can only be effected by the exercise of stock options under the Company's Stock Option Plan 2006 with each stock option awarded exercisable for one ordinary share (see Note 16). The Company has the right to deliver ordinary shares that it owns or purchases in the market in place of increasing capital by issuing new shares.

Through the Company's other employee participation programs, the Company has issued convertible bonds and stock option/subscription rights (Bezugsrechte) to employees and the members of the Management Board of the General Partner and employees and members of management of affiliated companies that entitle these persons to receive preference shares or, following the conversion offer in 2005, ordinary shares. At December 31, 2012, 37,656 convertible bonds or options for preference shares remained outstanding with a remaining average term of 1.89 years and 11,146,766 convertible bonds or options for ordinary shares remained outstanding with a remaining average term of 4.65 years under these programs. For the year ending December 31, 2012, 7,642 options for preference shares and 2,574,836 options for ordinary shares had been exercised under these employee participation plans (see Note 16).

As the result of the Company's three-for-one stock split for both preference and ordinary shares on June 15, 2007, and with the approval of the shareholders at the AGM on May 15, 2007, the Company's Conditional Capital was increased by $6,557 (€4,454). Conditional Capital available for all programs at December 31, 2012 is $33,974 (€25,750) which includes $15,833 (€12,000) for the 2011 SOP, $12,568 (€9,525) for the 2006 Plan and $5,574 (€4,225) for the 2001 Plan.

Dividends

Under German law, the amount of dividends available for distribution to shareholders is based upon the unconsolidated retained earnings of Fresenius Medical Care AG & Co. KGaA as reported in its balance sheet determined in accordance with the German Commercial Code (Handelsgesetzbuch).

If no dividends on the Company's preference shares are declared for two consecutive years after the year for which the preference shares are entitled to dividends, then the holders of such preference shares would be entitled to the same voting rights as holders of ordinary shares until all arrearages are paid. In addition, the payment of dividends by FMC-AG & Co. KGaA is subject to limitations under the 2012 Credit Agreement (see Note 10).

Cash dividends of $271,733 for 2011 in the amount of €0.71 per preference share and €0.69 per ordinary share were paid on May 11, 2012.

Cash dividends of $280,649 for 2010 in the amount of €0.67 per preference share and €0.65 per ordinary share were paid on May 13, 2011.

Cash dividends of $231,967 for 2009 in the amount of €0.63 per preference share and €0.61 per ordinary share were paid on May 12, 2010.

Sources Of Revenue	12 Months Ended
Dec. 31, 2012
Notes to Consolidated Financial Statements [Abstract]
Sources of Revenue
	2012	2011
Medicare ESRD program	$4,029,773	$3,391,339
Private/alternative payors	3,605,081	3,139,468
Medicaid and other government sources	474,520	429,010
Hospitals	400,791	377,316
Total patient service revenue	$8,510,165	$7,337,133

Earnings Per Share	12 Months Ended
Dec. 31, 2012
Notes to Consolidated Financial Statements [Abstract]
Earnings Per Share

15. Earnings Per Ordinary Share

The following table contains reconciliations of the numerators and denominators of the basic and diluted earnings per ordinary share computations for 2012, 2011 and 2010:

	2012	2011	2010
Numerators:
Net income attributable to shareholders of FMC-AG & Co. KGaA	$1,186,809	$1,071,154	$978,517
less:
Dividend preference on Preference shares	102	110	104
Income available to all classes of shares	$1,186,707	$1,071,044	$978,413

Denominators:
Weighted average number of:
Ordinary shares outstanding	301,139,652	299,012,744	296,808,978
Preference shares outstanding	3,969,307	3,961,617	3,912,348
Total weighted average shares outstanding	305,108,959	302,974,361	300,721,326
Potentially dilutive Ordinary shares	1,761,064	1,795,743	1,311,042
Potentially dilutive Preference shares	16,851	20,184	35,481
Total weighted average Ordinary shares outstanding assuming dilution	302,900,716	300,808,487	298,120,020
Total weighted average Preference shares outstanding assuming dilution	3,986,158	3,981,801	3,947,829

Basic income per Ordinary share	$3.89	$3.54	$3.25

Fully diluted income per Ordinary share	$3.87	$3.51	$3.24

Stock Options	12 Months Ended
Dec. 31, 2012
Notes to Consolidated Financial Statements [Abstract]
Stock Options

16. Stock Options

In connection with its equity-settled stock option programs, the Company incurred compensation expense of $26,476, $29,071 and $27,981 for the years ending December 31, 2012, 2011, and 2010, respectively. There were no capitalized compensation costs in any of the three years presented. The Company also recorded a related deferred income tax of $6,854, $8,195 and $8,020 for the years ending December 31, 2012, 2011, and 2010, respectively.

Stock Options and other Share-Based Plans

At December 31, 2012, the Company has awards outstanding under various stock-based compensation plans.

Fresenius Medical Care AG & Co. KGaA Long Term Incentive Program 2011

On May 12, 2011, the Fresenius Medical Care AG & Co. KGaA Stock Option Plan 2011 (“2011 SOP”) was established by resolution of the Company's AGM. The 2011 SOP, together with the Phantom Stock Plan 2011, which was established by resolution of the General Partner's Management and Supervisory Boards, forms the Company's Long Term Incentive Program 2011 (“2011 Incentive Program”). Under the 2011 Incentive Program, participants may be granted awards, which will consist of a combination of stock options and phantom stock. Awards under the 2011 Incentive Program will be granted over a five year period and can be granted on the last Monday in July and/or the first Monday in December each year. Prior to the respective grant, the participants will be able to choose how much of the granted value is granted in the form of stock options and phantom stock in a predefined range of 75:25 to 50:50, stock options vs. phantom stock. The number of phantom shares that plan participants may choose to receive instead of stock options within the aforementioned predefined range is determined on the basis of a fair value assessment pursuant to a binomial model. With respect to grants made in July, this fair value assessment will be conducted on the day following the Company's AGM and with respect to the grants made in December, on the first Monday in October. The awards under the 2011 Incentive Program are subject to a four-year vesting period. The vesting of the awards granted is subject to achievement of performance targets. The 2011 Incentive Program was established with a conditional capital increase up to €12,000 subject to the issue of up to twelve million non-par value bearer ordinary shares with a nominal value of €1.00, each of which can be exercised to obtain one ordinary share.

Members of the Management Board of the General Partner, members of the management boards of the Company's affiliated companies and the managerial staff members of the Company and of certain affiliated companies are entitled to participate in the 2011 Incentive Program. With respect to participants who are members of the General Partner's Management Board, the General Partner's Supervisory Board has sole authority to grant awards and exercise other decision making powers under the 2011 Incentive Program (including decisions regarding certain adjustments and forfeitures). The General Partner has such authority with respect to all other participants in the 2011 Incentive Program.

The exercise price of stock options granted under the 2011 Incentive Program shall be the average stock exchange price on the Frankfurt Stock Exchange of the Company's ordinary shares during the 30 calendar days immediately prior to each grant date. Stock options granted under the 2011 Incentive Program have an eight-year term and can be exercised only after a four-year vesting period. Stock options granted under the 2011 Incentive Program to US participants are non-qualified stock options under the United States Internal Revenue Code of 1986, as amended. Options under the 2011 Incentive Program are not transferable by a participant or a participant's heirs, and may not be pledged, assigned, or disposed of otherwise.

Phantom stock under the 2011 Incentive Program entitles the holders to receive payment in Euro from the Company upon exercise of the phantom stock. The payment per phantom share in lieu of the issuance of such stock shall be based upon the closing stock exchange price on the Frankfurt Stock Exchange of one of the Company's ordinary shares on the exercise date. Phantom stock have a five-year term and can be exercised only after a four-year vesting period, beginning with the grant date. For participants who are U.S. tax payers, the phantom stock is deemed to be exercised in any event in the month of March following the end of the vesting period.

During 2012, under the Long Term Incentive Program 2011, the Company awarded 2,166,035 stock options, including 310,005 stock options granted to members of the Management Board of Fresenius Medical Care Management AG (“Management Board”), the Company's general partner, at an average exercise price of $75.41 (€57.15), an average fair value of $15.48 each and a total fair value of $33,538 which will be amortized over the four-year vesting period. The Company also awarded 178,729 shares of phantom stock, including 23,407 shares of phantom stock granted to members of the Management Board at a measurement date average fair value of $64.58 (€48.95) each and a total fair value of $11,543, which will be revalued if the fair value changes, and amortized over the four-year vesting period.

During 2011, the Company awarded 1,947,231 stock options under the 2011 Incentive Program, including 307,515 stock options granted to members of the Management Board of FMC Management AG, the Company's general partner, at an average exercise price of $67.87 (€52.45), an average fair value of $19.27 each and a total fair value of $37,525, which will be amortized over the four-year vesting period. The Company awarded 215,638 phantom shares, including 29,313 phantom shares granted to members of the Management Board of FMC Management AG, the Company's general partner, at a measurement date average fair value of $63.71 (€49.24) each and a total fair value of $13,739 which will be revalued if the fair value changes, and amortized over the four year vesting period.

Incentive plan

In 2012, Management Board members were eligible for performance–related compensation that depended upon achievement of targets. The targets are measured by reference to operating profit margin, growth of group-wide after-tax earnings (EAT growth) as well as the development of free cash flow (cash flow before acquisitions), and are derived from the comparison of targeted and actually achieved current year figures. Targets are divided into Group level targets and those to be achieved in individual regions.

The bonus for fiscal year 2012 will consist proportionately of a cash component and a share-based component which will be paid in cash. Upon meeting the annual targets, the cash component will be paid after the end of 2012. The share-based component is subject to a three-year vesting period, although a shorter period may apply in special cases. The amount of cash payment relating to the share-based component shall be based on the closing share price of Fresenius Medical Care AG & Co. KGaA ordinary shares upon exercise after the three-year vesting period. The amount of the achievable bonus for each of the members of the Management Board is capped.

Share-based compensation incurred under this plan for years 2012, 2011 and 2010 was $2,751, $2,306 and $2,603, respectively.

Fresenius Medical Care AG & Co. KGaA Stock Option Plan 2006

During 2010, the Company awarded 2,817,879 options under the Amended 2006 Plan, including 423,300 options granted to members of the Management Board of FMC Management AG, the Company's general partner, at a weighted average exercise price of $57.07 (€42.71), a weighted average fair value of $10.47 each and a total fair value of $29,515 which will be amortized over the three year vesting period. After December 2010, no further grants were issued under the Amended 2006 Plan.

Options granted under the Amended 2006 Plan to US participants are non-qualified stock options under the United States Internal Revenue Code of 1986, as amended. Options under the Amended 2006 Plan are not transferable by a participant or a participant's heirs, and may not be pledged, assigned, or otherwise disposed of.

Fresenius Medical Care 2001 International Stock Option Plan

Under the Fresenius Medical Care 2001 International Stock Incentive Plan (the “2001 Plan”), options in the form of convertible bonds with a principal of up to €10,240 were issued to the members of the Management Board and other employees of the Company representing grants for up to 4 million non-voting preference shares. The convertible bonds originally had a par value of €2.56 and bear interest at a rate of 5.5%. In connection with the share split affected in 2007, the principal amount was adjusted in the same proportion as the share capital out of the capital increase and the par value of the convertible bonds was adjusted to €0.85 without affecting the interest rate. Effective May 2006, no further grants can be issued under the 2001 Plan and no options were granted under the 2001 Plan after 2005 and the outstanding options will expire before 2016.

Additional stock option plans information

At December 31, 2012, the Management Board members of the General Partner held 2,201,205 stock options for ordinary shares and employees of the Company held 8,945,561 stock options for ordinary shares and 37,656 stock options for preference shares, under the various stock-based compensation plans of the Company.

At December 31, 2012, the Management Board members of the General Partner held 52,720 phantom shares and employees of the Company held 334,265 phantom shares under the 2011 Incentive Plan.

The Table below provides reconciliations for stock options outstanding at December 31, 2012, as compared to December 31, 2011.

		Weighted	Weighted
		average	average
	Options	exercise	exercise
	(in thousands)	price	price
Stock options for ordinary shares		€	$
Balance at December 31, 2011	12,025	37.24	49.13
Granted	2,166	57.15	75.41
Exercised	2,575	30.62	40.40
Forfeited	469	36.66	48.37
Balance at December 31, 2012	11,147	42.66	56.29

Stock options for preference shares
Balance at December 31, 2011	49	18.64	24.59
Exercised	8	15.57	20.54
Forfeited	3	18.64	24.59
Balance at December 31, 2012	38	19.26	25.41

The following table provides a summary of fully vested options outstanding and exercisable for both preference and ordinary shares at December 31, 2012:

Fully Vested Outstanding and Exercisable Options
Weighted
		average	Weighted	Weighted
	Number	remaining	average	average	Aggregate	Aggregate
	of	contractual	exercise	exercise	intrinsic	intrinsic
	Options	life in years	price	price	value	value
	(in thousands)		€	US$	€	US$

Options for preference shares	38	1.89	19.26	25.41	865	1,141
Options for ordinary shares	4,389	2.42	31.26	41.25	92,368	121,870

At December 31, 2012, there was $52,744 of total unrecognized compensation costs related to non-vested options granted under all plans. These costs are expected to be recognized over a weighted-average period of 2.0 years.

During the years ended December 31, 2012, 2011, and 2010, the Company received cash of $100,118, $81,883 and $96,204, respectively, from the exercise of stock options (see Note 13). The intrinsic value of options exercised for the twelve-month periods ending December 31, 2012, 2011, and 2010 was $83,690 $50,687 and $50,921, respectively. The Company recorded a related tax benefit of $21,008, $13,010 and $13,313 for the years ending December 31, 2012, 2011, and 2010, respectively.

In connection with cash-settled share based payment transactions under the 2011 Incentive Program the Company recognized expense of $5,144 and $1,859 for the years ending December 31, 2012 and 2011, respectively.

Fair Value Information

The Company used a binomial option-pricing model in determining the fair value of the awards under the 2011 SOP and the 2006 Plan. Option valuation models require the input of subjective assumptions including expected stock price volatility. The Company's assumptions are based upon its past experiences, market trends and the experiences of other entities of the same size and in similar industries. Expected volatility is based on historical volatility of the Company's shares. To incorporate the effects of expected early exercise in the model, an early exercise of vested options was assumed as soon as the share price exceeds 155% of the exercise price. The Company's stock options have characteristics that vary significantly from traded options and changes in subjective assumptions can materially affect the fair value of the option. The assumptions used to determine the fair value of the 2012 and 2011 grants are as follows:

	2012	2011

Expected dividend yield	1.61%	1.62%
Risk-free interest rate	1.09%	2.55%
Expected volatility	22.20%	22.22%
Expected life of options	8 years	8 years
Weighted average exercise price (in €)	57.15	52.45
Weighted average exercise price (in US-$)	75.41	67.87

Income Taxes	12 Months Ended
Dec. 31, 2012
Notes to Consolidated Financial Statements [Abstract]
Income Taxes

17. Income Taxes

Income before income taxes is attributable to the following geographic locations:

	2012	2011	2010
Germany	$263,651	$344,267	$303,954
United States	1,356,094	1,122,800	1,084,756
Other	312,368	311,292	255,031
	$1,932,113	$1,778,359	$1,643,741

Income tax expense (benefit) for the years ended December 31, 2012, 2011, and 2010, consisted of the following:

	2012	2011	2010
Current:
Germany	$52,862	$67,484	$100,635
United States	342,250	278,634	355,739
Other	139,136	106,087	101,206
	534,248	452,205	557,580

Deferred:
Germany	10,478	14,565	(16,479)
United States	98,200	139,282	52,648
Other	(37,790)	(4,955)	(15,404)
	70,888	148,892	20,765
	$605,136	$601,097	$578,345

In 2012, 2011 and 2010, the Company is subject to German federal corporation income tax at a base rate of 15% plus a solidarity surcharge of 5.5% on federal corporation taxes payable and a trade tax rate of 12.88%, 12.64% and 12.88% for the fiscal years ended December 31, 2012, 2011 and 2010, respectively.

A reconciliation between the expected and actual income tax expense is shown below. The expected corporate income tax expense is computed by applying the German corporation tax rate (including the solidarity surcharge) and the effective trade tax rate on income before income taxes. The respective combined tax rates are 28.71%, 28.46% and 28.71% for the fiscal years ended December 31, 2012, 2011, and 2010, respectively.

	2012	2011	2010

Expected corporate income tax expense	$554,613	$506,121	$471,836
Tax free income	(90,943)	(38,926)	(24,088)
Income from at equity investments	(2,133)	(6,883)	(550)
Tax rate differentials	137,527	140,079	118,495
Non-deductible expenses	19,961	4,536	6,934
Taxes for prior years	22,420	144	11,994
Change in valuation allowance	(19,680)	5,544	(2,259)
Noncontrolling partnership interests	(49,081)	(31,300)	(26,870)
Other	32,452	21,782	22,853
Actual income tax expense	$605,136	$601,097	$578,345
Effective tax rate	31.3%	33.8%	35.2%

The tax effects of the temporary differences that give rise to deferred tax assets and liabilities at December 31, 2012 and 2011, are presented below:

	2012	2011
Deferred tax assets:
Accounts receivable	$5,847	$5,943
Inventory	45,771	42,824
Property, plant and equipment, intangible and other non-current assets	65,370	70,652
Accrued expenses and other liabilities	329,967	265,624
Pensions	123,363	87,248
Net operating loss carryforwards, tax credit carryforwards and interest carryforwards	107,595	91,402
Derivatives	4,856	60,056
Stock-based compensation	24,758	24,191
Other	13,136	12,586
Total deferred tax assets	$720,663	$660,526
Less: valuation allowance	(44,191)	(80,418)
Net deferred tax assets	$676,472	$580,108

Deferred tax liabilities:
Accounts receivable	$17,036	$25,937
Inventory	11,847	10,899
Property, plant and equipment, intangible and other non-current assets	748,271	616,430
Accrued expenses and other liabilities	21,651	24,582
Derivatives	2,202	-
Other	128,403	103,107
Total deferred tax liabilities	929,410	780,955
Net deferred tax assets (liabilities)	$(252,938)	$(200,847)

The valuation allowance decreased by $36,227 in 2012 and increased by $8,619 in 2011.

The expiration of net operating losses is as follows:

2013	$18,821
2014	20,649
2015	13,540
2016	23,794
2017	43,723
2018	16,754
2019	18,313
2020	14,061
2021	8,052
2022 and thereafter	3,128
Without expiration date	96,446
Total	$277,281

In assessing the realizability of deferred taxes, management considers whether it is more-likely-than-not that some portion or all of a deferred tax asset will be realized. The ultimate realization of deferred tax assets is dependent upon the generation of future taxable income during the periods in which those temporary differences become deductible. Management considers the scheduled reversal of deferred tax liabilities and projected future taxable income in making this assessment. Based upon the level of historical taxable income and projections for future taxable income over the periods in which the deferred tax assets are deductible, management believes it is more-likely-than-not the Company will realize the benefits of these deductible differences, net of the existing valuation allowances at December 31, 2012.

The Company provides for income taxes and foreign withholding taxes on the cumulative earnings of foreign subsidiaries that will not be reinvested. At December 31, 2012, the Company provided for $15,562 of deferred tax liabilities associated with earnings that are likely to be distributed in 2013 and the following years. Provision has not been made for additional taxes on $5,354,484 undistributed earnings of foreign subsidiaries as these earnings are considered permanently reinvested. The earnings could become subject to additional tax if remitted or deemed remitted as dividends; however calculation of such additional tax is not practical. These taxes would predominantly comprise foreign withholding tax on dividends of foreign subsidiaries, and German income tax of approx 1.4 percent on all dividends and capital gains.

FMC-AG & Co. KGaA companies are subject to tax audits in Germany and the U.S. on a regular basis and on-going tax audits in other jurisdictions.

In Germany, the tax years 2002 until 2009 are currently under audit by the tax authorities. The Company recognized and recorded the current proposed adjustments of this audit period in the financial statements. All proposed adjustments are deemed immaterial. Fiscal years 2010, 2011 and 2012 are open to audit.

In the U.S., the Company filed claims for refunds contesting the Internal Revenue Service's (“IRS”) disallowance of FMCH's civil settlement payment deductions taken by FMCH in prior year tax returns. As a result of a settlement agreement with the IRS, the Company received a partial refund in September 2008 of $37,000, inclusive of interest and preserved the right to pursue claims in the United States Courts for refunds of all other disallowed deductions, which totaled approximately $126,000. On December 22, 2008, the Company filed a complaint for complete refund in the United States District Court for the District of Massachusetts, styled as Fresenius Medical Care Holdings, Inc. v. United States. On August 15, 2012, a jury entered a verdict for FMCH granting additional deductions of $95,000. The District Court is now considering post trial motions by the IRS to set aside the verdict and the terms of the judgment to be entered against the United States to reflect the amount of the tax refund due to FMCH.

In the U.S., the tax years 2009 and 2010 are currently under audit by the tax authorities. Fiscal years 2011 and 2012 are open to audit. FMCH is also subject to audit in various state jurisdictions. A number of these audits are in progress and various years are open to audit in various state jurisdictions. All expected results for both federal and state income tax audits have been recognized in the financial statements.

Subsidiaries of FMC-AG & Co. KGaA in a number of countries outside of Germany and the U.S. are also subject to tax audits. The Company estimates that the effects of such tax audits are not material to these consolidated financial statements.

The following table shows the reconciliation of the beginning and ending amounts of unrecognized tax benefits:

Unrecognized tax benefits (net of interest)	2012	2011	2010

Balance at January 1,	$184,829	$375,900	$410,016
Increases in unrecognized tax benefits prior periods	13,232	24,046	12,782
Decreases in unrecognized tax benefits prior periods	(5,913)	(24,897)	(11,429)
Increases in unrecognized tax benefits current period	17,903	16,157	13,588
Changes related to settlements with tax authorities	(16,763)	(217,484)	(34,410)
Reductions as a result of a lapse of the statute of limitations	-	(3,100)	(129)
Foreign currency translation	(9,090)	14,207	(14,518)
Balance at December 31,	$184,198	$184,829	$375,900

Included in the balance at December 31, 2012 are $160,780 of unrecognized tax benefits which would affect the effective tax rate if recognized. The Company is currently not in a position to forecast the timing and magnitude of changes in other unrecognized tax benefits.

During the year ended December 31, 2012 the Company recognized a benefit of $24,718 in interest and penalties. The Company had a total accrual of $33,749 of tax related interest and penalties at December 31, 2012

Operating Leases	12 Months Ended
Dec. 31, 2012
Notes to Consolidated Financial Statements [Abstract]
Operating Leases

18. Operating Leases

The Company leases buildings and machinery and equipment under various lease agreements expiring on dates through 2039. Rental expense recorded for operating leases for the years ended December 31, 2012, 2011 and 2010 was $617,195, $601,070 and $563,182, respectively. For information regarding intercompany operating leases, see Note 3 a).

Future minimum rental payments under noncancelable operating leases for the five years succeeding December 31, 2012 and thereafter are:

2013	$566,320
2014	506,512
2015	443,472
2016	375,843
2017	351,646
Thereafter	1,044,570
3,288,363

Commitments and Contingencies	12 Months Ended
Dec. 31, 2012
Notes to Consolidated Financial Statements [Abstract]
Commitments and Contingencies

19. Commitments and Contingencies

Legal Proceedings

The Company is routinely involved in numerous claims, lawsuits, regulatory and tax audits, investigations and other legal matters arising, for the most part, in the ordinary course of its business of providing healthcare services and products. Legal matters that the Company currently deems to be material are described below. For the matters described below in which the Company believes a loss is both reasonably possible and estimable, an estimate of the loss or range of loss exposure is provided. For the other matters described below, the Company believes that the loss probability is remote and/or the loss or range of possible losses cannot be reasonably estimated at this time. The outcome of litigation and other legal matters is always difficult to predict accurately and outcomes that are not consistent with the Company's view of the merits can occur. The Company believes that it has valid defenses to the legal matters pending against it and is defending itself vigorously. Nevertheless, it is possible that the resolution of one or more of the legal matters currently pending or threatened could have a material adverse effect on its business, results of operations and financial condition.

Commercial Litigation

The Company was originally formed as a result of a series of transactions it completed pursuant to the Agreement and Plan of Reorganization dated as of February 4, 1996, by and between W.R. Grace & Co. and Fresenius SE (the "Merger"). At the time of the Merger, a W.R. Grace & Co. subsidiary known as W.R. Grace & Co.-Conn. had, and continues to have, significant liabilities arising out of product-liability related litigation (including asbestos-related actions), pre-Merger tax claims and other claims unrelated to National Medical Care, Inc. (“NMC”), which was W.R. Grace & Co.'s dialysis business prior to the Merger. In connection with the Merger, W.R. Grace & Co.-Conn. agreed to indemnify the Company, FMCH, and NMC against all liabilities of W.R. Grace & Co., whether relating to events occurring before or after the Merger, other than liabilities arising from or relating to NMC's operations. W.R. Grace & Co. and certain of its subsidiaries filed for reorganization under Chapter 11 of the U.S. Bankruptcy Code (the “Grace Chapter 11 Proceedings”) on April 2, 2001.

Prior to and after the commencement of the Grace Chapter 11 Proceedings, class action complaints were filed against W.R. Grace & Co. and FMCH by plaintiffs claiming to be creditors of W.R. Grace & Co.-Conn., and by the asbestos creditors' committees on behalf of the W.R. Grace & Co. bankruptcy estate in the Grace Chapter 11 Proceedings, alleging, among other things that the Merger was a fraudulent conveyance, violated the uniform fraudulent transfer act and constituted a conspiracy. All such cases have been stayed and transferred to or are pending before the U.S. District Court as part of the Grace Chapter 11 Proceedings.

In 2003, the Company reached agreement with the asbestos creditors' committees on behalf of the W.R. Grace & Co. bankruptcy estate and W.R. Grace & Co. in the matters pending in the Grace Chapter 11 Proceedings for the settlement of all fraudulent conveyance and tax claims against it and other claims related to the Company that arise out of the bankruptcy of W.R. Grace & Co. Under the terms of the settlement agreement as amended (the “Settlement Agreement”), fraudulent conveyance and other claims raised on behalf of asbestos claimants will be dismissed with prejudice and the Company will receive protection against existing and potential future W.R. Grace & Co. related claims, including fraudulent conveyance and asbestos claims, and indemnification against income tax claims related to the non-NMC members of the W.R. Grace & Co. consolidated tax group upon confirmation of a W.R. Grace & Co. bankruptcy reorganization plan that contains such provisions. Under the Settlement Agreement, the Company will pay a total of $115,000 without interest to the W.R. Grace & Co. bankruptcy estate, or as otherwise directed by the Court, upon plan confirmation. No admission of liability has been or will be made. The Settlement Agreement has been approved by the U.S. District Court. In January and February 2011, the U.S. Bankruptcy Court entered orders confirming the plan of reorganization and the confirmation orders were affirmed by the U.S. District Court on January 31, 2012. Multiple parties have appealed to the Third Circuit Court of Appeals and the plan of reorganization will not be implemented until the appeals are finally resolved.

Subsequent to the Merger, W.R. Grace & Co. was involved in a multi-step transaction involving Sealed Air Corporation (“Sealed Air,” formerly known as Grace Holding, Inc.). The Company is engaged in litigation with Sealed Air to confirm its entitlement to indemnification from Sealed Air for all losses and expenses incurred by the Company relating to pre-Merger tax liabilities and Merger-related claims. Under the Settlement Agreement, upon final confirmation of a plan of reorganization that satisfies the conditions of the Company's payment obligation, this litigation will be dismissed with prejudice.

On April 4, 2003, FMCH filed a suit in the U. S. District Court for the Northern District of California, styled Fresenius USA, Inc., et al., v. Baxter International Inc., et al., Case No. C 03-1431, seeking a declaratory judgment that FMCH does not infringe patents held by Baxter International Inc. and its subsidiaries and affiliates (“Baxter”), that the patents are invalid, and that Baxter is without right or authority to threaten or maintain suit against FMCH for alleged infringement of Baxter's patents. In general, the asserted patents concern the use of touch screen interfaces for hemodialysis machines. Baxter filed counterclaims against FMCH seeking more than $140,000 in monetary damages and injunctive relief, and alleging that FMCH willfully infringed on Baxter's patents. On July 17, 2006, the court entered judgment on a jury verdict in favor of FMCH finding all asserted claims of Baxter patents invalid as obvious and/or anticipated in light of prior art.

On February 13, 2007, the court granted Baxter's motion to set aside the jury's verdict in favor of FMCH and reinstated the patents and entered judgment of infringement. Following a trial on damages, the court entered judgment on November 6, 2007 in favor of Baxter on a jury award of $14,300. On April 4, 2008, the court denied Baxter's motion for a new trial, established a royalty payable to Baxter of 10% of the sales price for continuing sales of FMCH's 2008K hemodialysis machines and 7% of the sales price of related disposables, parts and service beginning November 7, 2007, and enjoined sales of the touchscreen-equipped 2008K machine effective January 1, 2009. The Company appealed the court's rulings to the United States Court of Appeals for the Federal Circuit (“Federal Circuit”). In October 2008, the Company completed design modifications to the 2008K machine that eliminate any incremental hemodialysis machine royalty payment exposure under the District Court order. On September 10, 2009, the Federal Circuit reversed the district court's decision and determined that the asserted claims in two of the three patents at issue are invalid. As to the third patent, the Federal Circuit affirmed the district court's decision; however, the Court also vacated the injunction and award of damages. These issues were remanded to the District Court for reconsideration in light of the invalidity ruling on most of the claims. As a result, FMCH is no longer required to fund the court-approved escrow account set up to hold the royalty payments ordered by the district court. Funds of $70,000 were contributed to the escrow fund. Upon remand, the district court reduced the post verdict damages award to $10,000 and $61,000 of the escrowed funds was returned to FMCH. In the parallel reexamination of the last surviving patent, the U.S. Patent and Trademark Office (“USPTO”) and the Board of Patent Appeals and Interferences ruled that the remaining Baxter patent is invalid. On May 17, 2012 the Federal Circuit affirmed the USPTO's ruling and invalidated the final remaining Baxter patent. Baxter's request to the Federal Circuit for a rehearing has been denied, and the Federal Circuit has issued a mandate to the USPTO to cancel the claims of the last remaining asserted Baxter HD patent. Baxter has appealed to the Federal Circuit claiming that approximately $20,000 of damages awarded to it by the District Court before the Federal Circuit affirmed the USPTO ruling constitutes a final judgment that may be collected. The Company is opposing this appeal.

On August 27, 2012, Baxter filed suit in the U.S. District Court for the Northern District of Illinois, styled Baxter International Inc., et al., v. Fresenius Medical Care Holdings, Inc., Case No. 12-cv-06890, alleging that the Company's LibertyTM cycler infringes certain U.S. patents that were issued to Baxter between October 2010 and June 2012. The Company believes it has valid defenses to these claims, and will defend this litigation vigorously.

On December 12, 2012, a group of plaintiffs' counsel filed a petition to form a federal multidistrict litigation and thereby consolidate certain lawsuits alleging wrongful death and personal injury claims against FMCH and its affiliates. The complaints to be consolidated for pre-trial management allege generally that inadequate labeling and warnings for FMCH's dialysate concentrate products NaturaLyte® and Granuflo® caused harm to patients. In addition, a substantial number of similar state court cases have been filed that cannot be formally consolidated with the federal cases. FMCH believes that these lawsuits are without merit, and will defend them vigorously.

Other Litigation and Potential Exposures

Renal Care Group, Inc. (“RCG”), which the Company acquired in 2006, is named as a nominal defendant in a complaint originally filed September 13, 2006 in the Chancery Court for the State of Tennessee Twentieth Judicial District at Nashville styled Indiana State District Council of Laborers and Hod Carriers Pension Fund v. Gary Brukardt et al. Following the trial court's dismissal of the complaint, plaintiff's appeal in part, and reversal in part by the appellate court, the cause of action purports to be a class action on behalf of former shareholders of RCG and seeks monetary damages only against the individual former directors of RCG. The individual defendants, however, may have had claims for indemnification and reimbursement of expenses against the Company. Subject to the approval of the Nashville Chancery Court, the plaintiff has agreed to dismiss the Complaint with prejudice against the plaintiff and all other class members in exchange for a payment that is not material to the Company.

On February 15, 2011, a qui tam relator's complaint under the False Claims Act against FMCH was unsealed by order of the United States District Court for the District of Massachusetts and served by the relator. The United States has not intervened in the case United States ex rel. Chris Drennen v. Fresenius Medical Care Holdings, Inc., 2009 Civ. 10179 (D. Mass.). The relator's complaint, which was first filed under seal in February 2009, alleges that the Company seeks and receives reimbursement from government payors for serum ferritin and hepatitis B laboratory tests that are medically unnecessary or not properly ordered by a physician. On March 6, 2011, the United States Attorney for the District of Massachusetts issued a Civil Investigative Demand seeking the production of documents related to the same laboratory tests that are the subject of the relator's complaint. FMCH has cooperated fully in responding to the additional Civil Investigative Demand, and will vigorously contest the relator's complaint.

On June 29, 2011, FMCH received a subpoena from the United States Attorney for the Eastern District of New York (“E.D.N.Y.”). On December 6, 2011, a single Company facility in New York received a subpoena from the Office of the Inspector General of the Department of Health and Human Services that was substantially similar to the one issued by the U.S. Attorney for the E.D.N.Y. These subpoenas are part of a criminal and civil investigation into relationships between retail pharmacies and outpatient dialysis facilities in the State of New York and into the reimbursement under government payor programs in New York for medications provided to patients with ESRD. Among the issues encompassed by the investigation is whether retail pharmacies may have provided or received compensation from the New York Medicaid program for pharmaceutical products that should be provided by the dialysis facilities in exchange for the New York Medicaid payment to the dialysis facilities. The Company has cooperated in the investigation.

Civil investigative demands were issued under the supervision of the United States Attorneys for Rhode Island and Connecticut to American Access Care LLC (AAC) and certain affiliated entities prior to the Company's acquisition of AAC in October 2011. In March 2012, a third subpoena was issued under the supervision of the United States Attorney for the Southern District of Florida (Miami). The subpoenas cover a wide range of documents and activities of AAC, but appear to focus on coding and billing practices and procedures. The Company has assumed responsibility for responding to the subpoenas and is cooperating fully with the United States Attorneys.

The Company has received communications alleging certain conduct in certain countries outside the U.S. and Germany that may violate the U.S. Foreign Corrupt Practices Act (“FCPA”) or other anti-bribery laws.   In response to the allegations, the Audit and Corporate Governance Committee of the Company's Supervisory Board is conducting an internal review with the assistance of independent counsel retained for such purpose.  The Company voluntarily advised the U.S. Securities and Exchange Commission and the U.S. Department of Justice that allegations have been made and of the Company's internal review. The Company has also directed its independent counsel, in conjunction with the Company's Compliance Department, to review the Company's compliance program including internal controls related to compliance with international anti-bribery laws and implement appropriate enhancements. The Company is fully committed to FCPA compliance. It cannot predict the final outcome of its review.

In December 2012 and January 2013, FMCH received subpoenas from the United States Attorneys for the District of Massachusetts and the Western District of Louisiana requesting production of a range of documents relating to products manufactured by FMCH, including the Granuflo® and Naturalyte® dialysate concentrate products. FMCH intends to cooperate fully in these matters.

The Company filed claims for refunds contesting the Internal Revenue Service's (“IRS”) disallowance of FMCH's civil settlement payment deductions taken by FMCH in prior year tax returns. As a result of a settlement agreement with the IRS, the Company received a partial refund in September 2008 of $37,000, inclusive of interest and preserved its right to pursue claims in the United States Courts for refunds of all other disallowed deductions, which totaled approximately $126,000. On December 22, 2008, the Company filed a complaint for complete refund in the United States District Court for the District of Massachusetts, styled as Fresenius Medical Care Holdings, Inc. v. United States. On August 15, 2012, a jury entered a verdict for FMCH granting additional deductions of $95,000. The District Court is now considering post trial motions by the IRS to set aside the verdict and the terms of the judgment to be entered against the United States to reflect the amount of the tax refund due to FMCH.

From time to time, the Company is a party to or may be threatened with other litigation or arbitration, claims or assessments arising in the ordinary course of its business. Management regularly analyzes current information including, as applicable, the Company's defenses and insurance coverage and, as necessary, provides accruals for probable liabilities for the eventual disposition of these matters.

The Company, like other healthcare providers, conducts its operations under intense government regulation and scrutiny. It must comply with regulations which relate to or govern the safety and efficacy of medical products and supplies, the operation of manufacturing facilities, laboratories and dialysis clinics, and environmental and occupational health and safety. The Company must also comply with the laws of the United States, including the federal Anti-Kickback Statute, the federal False Claims Act, the federal Stark Law, and other federal and state fraud and abuse laws. Applicable laws or regulations may be amended, or enforcement agencies or courts may make interpretations that differ from the Company's interpretations or the manner in which it conducts its business. Enforcement has become a high priority for the federal government and some states. In addition, the provisions of the False Claims Act authorizing payment of a portion of any recovery to the party bringing the suit encourage private plaintiffs to commence “qui tam” or “whistle blower” actions. In May 2009, the scope of the False Claims Act was expanded and additional protections for whistle blowers and procedural provisions to aid whistle blowers' ability to proceed in a False Claims Act case were added. By virtue of this regulatory environment, the Company's business activities and practices are subject to extensive review by regulatory authorities and private parties, and continuing audits, investigative demands, subpoenas, other inquiries, claims and litigation relating to the Company's compliance with applicable laws and regulations. The Company may not always be aware that an inquiry or action has begun, particularly in the case of “whistle blower” actions, which are initially filed under court seal.

The Company operates many facilities throughout the United States and other parts of the world. In such a decentralized system, it is often difficult to maintain the desired level of oversight and control over the thousands of individuals employed by many affiliated companies. The Company relies upon its management structure, regulatory and legal resources, and the effective operation of its compliance program to direct, manage and monitor the activities of these employees. On occasion, the Company may identify instances where employees or other agents deliberately, recklessly or inadvertently contravene the Company's policies or violate applicable law. The actions of such persons may subject the Company and its subsidiaries to liability under the Anti-Kickback Statute, the Stark Law, the False Claims Act and the Foreign Corrupt Practices Act, among other laws and comparable laws of other countries.

Physicians, hospitals and other participants in the healthcare industry are also subject to a large number of lawsuits alleging professional negligence, malpractice, product liability, worker's compensation or related claims, many of which involve large claims and significant defense costs. The Company has been and is currently subject to these suits due to the nature of its business and expects that those types of lawsuits may continue. Although the Company maintains insurance at a level which it believes to be prudent, it cannot assure that the coverage limits will be adequate or that insurance will cover all asserted claims. A successful claim against the Company or any of its subsidiaries in excess of insurance coverage could have a material adverse effect upon it and the results of its operations. Any claims, regardless of their merit or eventual outcome, could have a material adverse effect on the Company's reputation and business.

The Company has also had claims asserted against it and has had lawsuits filed against it relating to alleged patent infringements or businesses that it has acquired or divested. These claims and suits relate both to operation of the businesses and to the acquisition and divestiture transactions. The Company has, when appropriate, asserted its own claims, and claims for indemnification. A successful claim against the Company or any of its subsidiaries could have a material adverse effect upon its business, financial condition, and the results of its operations. Any claims, regardless of their merit or eventual outcome, could have a material adverse effect on the Company's reputation and business.

Accrued Special Charge for Legal Matters

At December 31, 2001, the Company recorded a pre-tax special charge of $258,159 to reflect anticipated expenses associated with the defense and resolution of pre-Merger tax claims, Merger-related claims, and commercial insurer claims. The costs associated with the Settlement Agreement and settlements with insurers have been charged against this accrual. With the exception of the proposed $115,000 payment under the Settlement Agreement in the Grace Chapter 11 Proceedings, all other matters included in the special charge have been resolved. While the Company believes that its remaining accrual reasonably estimates its currently anticipated costs related to the continued defense and resolution of this matter, no assurances can be given that its actual costs incurred will not exceed the amount of this accrual.

Financial Instruments	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Notes to Consolidated Financial Statements [Abstract]
Financial Instruments

20. Financial Instruments

As a global supplier of dialysis services and products in more than 120 countries throughout the world, the Company is faced with a concentration of credit risks due to the nature of the reimbursement systems which are often provided by the governments of the countries in which the Company operates. Changes in reimbursement rates or the scope of coverage could have a material adverse effect on the Company's business, financial condition and results of operations and thus on its capacity to generate cash flow.

Non-derivative Financial Instruments

The following table presents the carrying amounts and fair values of the Company's non-derivative financial instruments at December 31, 2012, and December 31, 2011.

		2012		2011
	Fair Value	Carrying	Fair	Carrying	Fair
	Hierarchy	Amount	Value	Amount	Value

Assets
Cash and cash equivalents	1	$688,040	$688,040	$457,292	$457,292
Accounts Receivable	2	3,157,233	3,157,233	2,909,326	2,909,326
Long-term Notes Receivable(1)	3	-	-	234,490	233,514

Liabilities
Accounts payable	2	745,644	745,644	652,649	652,649
Short-term borrowings	2	117,850	117,850	98,801	98,801
Short-term borrowings from related parties	2	3,973	3,973	28,013	28,013
Long term debt, excluding Amended 2006 Senior Credit Agreement, Euro Notes and Senior Notes(2)	2	721,928	721,928	1,147,208	1,147,208
Credit Agreement 2012 and 2006	2	2,659,340	2,652,840	2,795,589	2,774,951
Senior Notes	2	4,743,442	5,296,325	2,883,009	2,989,307
Euro Notes	2	51,951	54,574	258,780	265,655
Noncontrolling interests subject to put provisions	3	523,260	523,260	410,491	410,491

(1) As of February 28, 2012, the loan to Renal Advantage Partners LLC and Liberty Dialysis, Inc. has been retired.
(2) This amount includes the non-current portion of a loan from a Fresenius SE subsidiary of $56,174 which is due on May 23, 2014 (see Note 3c "Related Party Transaction").

The carrying amounts in the table are included in the consolidated balance sheet under the indicated captions or in the case of long-term debt, in the captions shown in Note 10.

The significant methods and assumptions used in estimating the fair values of non-derivative financial instruments are as follows:

Cash and cash equivalents are stated at nominal value which equals the fair value.

Short-term financial instruments such as accounts receivable, accounts payable and short-term borrowings are valued at their carrying amounts, which are reasonable estimates of the fair value due to the relatively short period to maturity of these instruments.

The valuation of long-term notes receivable was determined using significant unobservable inputs. They were valued using a constructed index based upon similar instruments with comparable credit ratings, terms, tenor, interest rates and that are within the Company's industry. The Company tracked the prices of the constructed index from the note issuance date to the reporting date to determine fair value.

The fair values of major long-term financial liabilities are calculated on the basis of market information. Instruments for which market quotes are available are measured using these quotes. The fair values of the other long-term financial liabilities are calculated at the present value of the respective future cash flows. To determine these present values, the prevailing interest rates and credit spreads for the Company as of the balance sheet date are used.

The valuation of noncontrolling interests subject to put provisions is determined using significant unobservable inputs. See Note 12 for a discussion of the Company's methodology for estimating the fair value of these noncontrolling interests subject to put obligations.

Currently, there is no indication that a decrease in the value of the Company's financing receivables is probable. Therefore, the allowances on credit losses of financing receivables are immaterial.

Derivative Financial Instruments

The Company is exposed to market risk from changes in foreign exchange rates and interest rates. In order to manage the risk of currency exchange rate and interest rate fluctuations, the Company enters into various hedging transactions by means of derivative instruments with highly rated financial institutions as authorized by the Company's General Partner. On a quarterly basis, the Company performs an assessment of its counterparty credit risk. The Company currently considers this risk to be low. The Company's policy, which has been consistently followed, is that financial derivatives be used only for the purpose of hedging foreign currency and interest rate exposure.

In certain instances, the Company enters into derivative contracts that do not qualify for hedge accounting but are utilized for economic purposes (“economic hedges”). The Company does not use financial instruments for trading purposes.

The Company established guidelines for risk assessment procedures and controls for the use of financial instruments. They include a clear segregation of duties with regard to execution on one side and administration, accounting and controlling on the other.

Foreign Exchange Risk Management

The Company conducts business on a global basis in various currencies, though a majority of its operations are in Germany and the United States. For financial reporting purposes, the Company has chosen the U.S. dollar as its reporting currency. Therefore, changes in the rate of exchange between the U.S. dollar and the local currencies in which the financial statements of the Company's international operations are maintained affect its results of operations and financial position as reported in its consolidated financial statements.

The Company's exposure to market risk for changes in foreign exchange rates relates to transactions such as sales and purchases. The Company has significant amounts of sales of products invoiced in euro from its European manufacturing facilities to its other international operations and, to a lesser extent, sales of products invoiced in other non-functional currencies. This exposes the subsidiaries to fluctuations in the rate of exchange between the euro and the currency in which their local operations are conducted. For the purpose of hedging existing and foreseeable foreign exchange transaction exposures the Company enters into foreign exchange forward contracts and, on a small scale, foreign exchange options. As of December 31, 2012 the Company had no foreign exchange options.

Changes in the fair value of the effective portion of foreign exchange forward contracts designated and qualifying as cash flow hedges of forecasted product purchases and sales are reported in accumulated other comprehensive income (loss) (“AOCI”). Additionally, in connection with intercompany loans in foreign currency, the Company uses foreign exchange swaps thus assuring that no foreign exchange risks arise from those loans, which, if they qualify for cash flow hedge accounting, are also reported in AOCI. These amounts recorded in AOCI are subsequently reclassified into earnings as a component of cost of revenues for those contracts that hedge product purchases or as an adjustment of interest income/expense for those contracts that hedge loans, in the same period in which the hedged transaction affects earnings. The notional amounts of foreign exchange contracts in place that are designated and qualify as cash flow hedges totaled $611,488 and $1,278,764 at December 31, 2012 and December 31, 2011, respectively.

The Company also enters into derivative contracts for forecasted product purchases and sales and for intercompany loans in foreign currency that do not qualify for hedge accounting but are utilized for economic hedges as defined above. In these cases, the change in value of the economic hedge is recorded in the income statement and usually offsets the change in value recorded in the income statement for the underlying asset or liability. The notional amounts of economic hedges that do not qualify for hedge accounting totaled $1,574,667 and $2,149,440 at December 31, 2012 and December 31, 2011, respectively.

Interest Rate Risk Management

The Company enters into derivatives, particularly interest rate swaps and to a certain extent, interest rate options, to protect against the risk of rising interest rates. These interest rate derivatives are designated as cash flow hedges and have been entered into in order to effectively convert payments based on variable interest rates into payments at a fixed interest rate. The euro-denominated interest rate swaps expire in 2016 and have an interest rate of 1.73%. Interest payable and receivable under the swap agreements is accrued and recorded as an adjustment to interest expense.

As of December 31, 2012 and December 31, 2011, the notional amount of the euro-denominated interest rate swaps in place was €100,000 and €200,000 ($131,940 and $258,780 as of December 31, 2012 and December 31, 2011, respectively). As of December 31, 2012 the Company had no U.S. dollar-denominated interest rate swaps and at December 31, 2011 the notional amount was $2,650,000.

Derivative Financial Instruments Valuation

The following table shows the carrying amounts of the Company's derivatives at December 31, 2012 and December 31, 2011.

	December 31, 2012		December 31, 2011

	Assets(2)	Liabilities(2)	Assets(2)	Liabilities(2)
Derivatives in cash flow hedging relationships (1)
Current
Foreign exchange contracts	7,839	(7,510)	4,117	(24,908)
Interest rate contracts	-	-	-	(130,579)
Non-current
Foreign exchange contracts	942	(187)	742	(3,706)
Interest rate contracts	-	(6,221)	-	(1,076)
Total	$8,781	$(13,918)	$4,859	$(160,269)

Derivatives not designated as hedging instruments (1)
Current
Foreign exchange contracts	23,396	(19,068)	56,760	(37,242)

Non-current
Foreign exchange contracts	132	(292)	1,382	(1,459)
Total	$23,528	$(19,360)	$58,142	$(38,701)

(1) As of December 31, 2012 and December 31, 2011, the valuation of the Company's derivatives was determined using Significant Other Observable Inputs (Level 2) in accordance with the fair value hierarchy levels established in U.S. GAAP.
(2) Derivative instruments are marked to market each reporting period resulting in carrying amounts being equal to fair values at the reporting date.

The carrying amounts for the current portion of derivatives indicated as assets in the table above are included in Prepaid expenses and other current assets in the Consolidated Balance Sheets while the current portion of those indicated as liabilities are included in Accrued expenses and other current liabilities. The non-current portions indicated as assets or liabilities are included in the Consolidated Balance Sheets in Other assets or Other liabilities, respectively.

The significant methods and assumptions used in estimating the fair values of derivative financial instruments are as follows:

The fair value of interest rate swaps is calculated by discounting the future cash flows on the basis of the market interest rates applicable for the remaining term of the contract as of the balance sheet date. To determine the fair value of foreign exchange forward contracts, the contracted forward rate is compared to the current forward rate for the remaining term of the contract as of the balance sheet date. The result is then discounted on the basis of the market interest rates prevailing at the balance sheet date for the applicable currency.

The Company includes its own credit risk for financial instruments deemed liabilities and counterparty-credit risks for financial instruments deemed assets when measuring the fair value of derivative financial instruments.

The Effect of Derivatives on the Consolidated Financial Statements

	Amount of Gain or (Loss) Recognized in OCI on Derivatives		Location of (Gain) or Loss Reclassified from AOCI in Income	Amount of (Gain) or Loss Reclassified from AOCI in Income
Derivatives in Cash Flow Hedging Relationships

	(Effective Portion) for the year ended December 31,				(Effective Portion) for the year ended December 31,
	2012	2011	(Effective Portion)	2012	2011

Interest rate contracts	$(16,762)	$(80,678)	Interest income/expense	$23,779	$5,946
Foreign exchange contracts	21,834	(23,452)	Costs of Revenue	(5,414)	(4,262)
Foreign exchange contracts			Interest income/expense	582	-

	$5,072	$(104,130)		$18,947	$1,684

Derivatives not Designated as Hedging Instruments		Amount of (Gain) or Loss Recognized in Income on Derivatives for the year ended December 31,
	Location of (Gain) or Loss Recognized in Income on Derivatives

		2012	2011

Foreign exchange contracts	Selling, general and administrative expense
		$(8,804)	$(76,496)
Foreign exchange contracts	Interest income/expense	8,033	6,598

		$(771)	$(69,898)

For foreign exchange derivatives, the Company expects to recognize $2,971 of losses deferred in accumulated other comprehensive income at December 31, 2012, in earnings during the next twelve months.

The Company expects to incur additional interest expense of $20,640 over the next twelve months which is currently deferred in accumulated other comprehensive income. This amount reflects the projected amortization of the settlement amount of the terminated swaps and the current fair value of the additional interest payments resulting from the remaining interest rate swap maturing in 2016 at December 31, 2012.

As of December 31, 2012, the Company had foreign exchange derivatives with maturities of up to 35 months and interest rate swaps with maturities of up to 46 months.

Other Comprehensive Income (Loss)	12 Months Ended
Dec. 31, 2012
Notes to Consolidated Financial Statements [Abstract]
Other Comprehensive Income (Loss)

21. Other Comprehensive Income (Loss)

The changes in the components of other comprehensive income (loss) for the years ended December 31, 2012, 2011, and 2010 are as follows:

	Pretax	Tax effect	Net, before non-controlling interests	Non-controlling interests	Other comprehensive income (loss), net of tax
Year ended December 31, 2010
Other comprehensive income (loss) relating to cash flow hedges:
Changes in fair value of cash flow hedges during the period	$(15,662)	$2,241	$(13,421)	$-	$(13,421)
Reclassification adjustments	7,553	(1,928)	5,625	-	5,625
Total other comprehensive income (loss) relating to cash flow hedges	(8,109)	313	(7,796)	-	(7,796)
Foreign-currency translation adjustment	(113,379)	-	(113,379)	2,491	(110,888)
Defined benefit pension plans:
Actuarial (loss) gain on defined benefit pension plans	(40,967)	14,601	(26,366)	-	(26,366)
Reclassification adjustments	5,313	(2,093)	3,220	-	3,220
Total other comprehensive income (loss) relating to defined benefit pension plans	(35,654)	12,508	(23,146)	-	(23,146)
Other comprehensive income (loss)	$(157,142)	$12,821	$(144,321)	$2,491	$(141,830)

Year ended December 31, 2011
Other comprehensive income (loss) relating to cash flow hedges:
Changes in fair value of cash flow hedges during the period	$(104,130)	$41,825	$(62,305)	$-	$(62,305)
Reclassification adjustments	1,684	(796)	888	-	888
Total other comprehensive income (loss) relating to cash flow hedges	(102,446)	41,029	(61,417)	-	(61,417)
Foreign-currency translation adjustment	(179,987)	-	(179,987)	(1,247)	(181,234)
Defined benefit pension plans:
Actuarial (loss) gain on defined benefit pension plans	(90,643)	34,930	(55,713)	-	(55,713)
Reclassification adjustments	8,737	(3,342)	5,395	-	5,395
Total other comprehensive income (loss) relating to defined benefit pension plans	(81,906)	31,588	(50,318)	-	(50,318)
Other comprehensive income (loss)	$(364,339)	$72,617	$(291,722)	$(1,247)	$(292,969)

Year ended December 31, 2012
Other comprehensive income (loss) relating to cash flow hedges:
Changes in fair value of cash flow hedges during the period	$5,072	$(21,171)	$(16,099)	$-	$(16,099)
Reclassification adjustments	18,947	(4,968)	13,979	-	13,979
Total other comprehensive income (loss) relating to cash flow hedges	24,019	(26,139)	(2,120)	-	(2,120)
Foreign-currency translation adjustment	63,982	-	63,982	(179)	63,803
Defined benefit pension plans:
Actuarial (loss) gain on defined benefit pension plans	(121,512)	42,159	(79,353)	-	(79,353)
Reclassification adjustments	18,334	(7,189)	11,145	-	11,145
Total other comprehensive income (loss) relating to defined benefit pension plans	(103,178)	34,970	(68,208)	-	(68,208)
Other comprehensive income (loss)	$(15,177)	$8,831	$(6,346)	$(179)	$(6,525)

Changes in Accumulated Other comprehensive income (loss) by Component for the years ended December 31, 2012, 2011, and 2010 are as follows:

	Gains and (losses) on cash flow hedges	Pension obligations	Foreign-currency translation adjustment	Total, before non-controlling interests	Non-controlling interests	Total
Balance January 1, 2010	$(67,008)	$(37,751)	$55,035	$(49,724)	$1,804	$(47,920)
Other comprehensive income before reclassifications	(13,421)	(26,366)	(113,379)	(153,166)	2,491	(150,675)
Amounts reclassified from Accumulated Other comprehensive income	5,625	3,220	-	8,845	-	8,845
Net current-period other comprehensive income	(7,796)	(23,146)	(113,379)	(144,321)	2,491	(141,830)
Balance December 31, 2010	$(74,804)	$(60,897)	$(58,344)	$(194,045)	$4,295	$(189,750)
Other comprehensive income before reclassifications	(62,305)	(55,713)	(179,987)	(298,005)	(1,247)	(299,252)
Amounts reclassified from Accumulated Other comprehensive income	888	5,395	-	6,283	-	6,283
Net current-period other comprehensive income	(61,417)	(50,318)	(179,987)	(291,722)	(1,247)	(292,969)
Balance December 31, 2011	$(136,221)	$(111,215)	$(238,331)	$(485,767)	$3,048	$(482,719)
Other comprehensive income before reclassifications	(16,099)	(79,353)	63,982	(31,470)	(179)	(31,649)
Amounts reclassified from Accumulated Other comprehensive income	13,979	11,145	-	25,124	-	25,124
Net current-period other comprehensive income	(2,120)	(68,208)	63,982	(6,346)	(179)	(6,525)
Balance December 31, 2012	$(138,341)	$(179,423)	$(174,349)	$(492,113)	$2,869	$(489,244)

Reclassifications out of Accumulated Other comprehensive income for the years ended December 31, 2012, 2011, and 2010 are as follows:

	2012	2011	2010	Affected Line Item in the Statement Where Net Income is Presented

Details about Accumulated Other comprehensive income Components	Amount of (Gain) or Loss Reclassified from Accumulated Other comprehensive income
(Gains) and losses on cash flow hedges
Interest rate contracts	$23,779	$5,946	$-	Interest income/expense
foreign exchange contracts	(5,414)	(4,262)	7,553	Costs of Revenue
foreign exchange contracts	582	-	-	Interest income/expense
	18,947	1,684	7,553	Total before tax
	(4,968)	(796)	(1,928)	Tax expense or benefit
	$13,979	$888	$5,625	Net of tax

Amortization of defined benefit pension items
Actuarial (gains)/losses	$18,334	$8,737	$5,313	(a)
	18,334	8,737	5,313	Total before tax
	(7,189)	(3,342)	(2,093)	Tax expense or benefit
	$11,145	$5,395	$3,220	Net of tax

Total reclassifications for the period	$25,124	$6,283	$8,845	Net of tax

(a) These Accumulated Other comprehensive income Components are included in the computation of net periodic pension cost (see pension footnote for additional details).

Other Comprehensive Income (Loss) 1	12 Months Ended
Dec. 31, 2012
Other Comprehensive Incomes (Loss)
Other Comprehensive Income (Loss)

21. Other Comprehensive Income (Loss)

The changes in the components of other comprehensive income (loss) for the years ended December 31, 2012, 2011, and 2010 are as follows:

	Pretax	Tax effect	Net, before non-controlling interests	Non-controlling interests	Other comprehensive income (loss), net of tax
Year ended December 31, 2010
Other comprehensive income (loss) relating to cash flow hedges:
Changes in fair value of cash flow hedges during the period	$(15,662)	$2,241	$(13,421)	$-	$(13,421)
Reclassification adjustments	7,553	(1,928)	5,625	-	5,625
Total other comprehensive income (loss) relating to cash flow hedges	(8,109)	313	(7,796)	-	(7,796)
Foreign-currency translation adjustment	(113,379)	-	(113,379)	2,491	(110,888)
Defined benefit pension plans:
Actuarial (loss) gain on defined benefit pension plans	(40,967)	14,601	(26,366)	-	(26,366)
Reclassification adjustments	5,313	(2,093)	3,220	-	3,220
Total other comprehensive income (loss) relating to defined benefit pension plans	(35,654)	12,508	(23,146)	-	(23,146)
Other comprehensive income (loss)	$(157,142)	$12,821	$(144,321)	$2,491	$(141,830)

Year ended December 31, 2011
Other comprehensive income (loss) relating to cash flow hedges:
Changes in fair value of cash flow hedges during the period	$(104,130)	$41,825	$(62,305)	$-	$(62,305)
Reclassification adjustments	1,684	(796)	888	-	888
Total other comprehensive income (loss) relating to cash flow hedges	(102,446)	41,029	(61,417)	-	(61,417)
Foreign-currency translation adjustment	(179,987)	-	(179,987)	(1,247)	(181,234)
Defined benefit pension plans:
Actuarial (loss) gain on defined benefit pension plans	(90,643)	34,930	(55,713)	-	(55,713)
Reclassification adjustments	8,737	(3,342)	5,395	-	5,395
Total other comprehensive income (loss) relating to defined benefit pension plans	(81,906)	31,588	(50,318)	-	(50,318)
Other comprehensive income (loss)	$(364,339)	$72,617	$(291,722)	$(1,247)	$(292,969)

Year ended December 31, 2012
Other comprehensive income (loss) relating to cash flow hedges:
Changes in fair value of cash flow hedges during the period	$5,072	$(21,171)	$(16,099)	$-	$(16,099)
Reclassification adjustments	18,947	(4,968)	13,979	-	13,979
Total other comprehensive income (loss) relating to cash flow hedges	24,019	(26,139)	(2,120)	-	(2,120)
Foreign-currency translation adjustment	63,982	-	63,982	(179)	63,803
Defined benefit pension plans:
Actuarial (loss) gain on defined benefit pension plans	(121,512)	42,159	(79,353)	-	(79,353)
Reclassification adjustments	18,334	(7,189)	11,145	-	11,145
Total other comprehensive income (loss) relating to defined benefit pension plans	(103,178)	34,970	(68,208)	-	(68,208)
Other comprehensive income (loss)	$(15,177)	$8,831	$(6,346)	$(179)	$(6,525)

Changes in Accumulated Other comprehensive income (loss) by Component for the years ended December 31, 2012, 2011, and 2010 are as follows:

	Gains and (losses) on cash flow hedges	Pension obligations	Foreign-currency translation adjustment	Total, before non-controlling interests	Non-controlling interests	Total
Balance January 1, 2010	$(67,008)	$(37,751)	$55,035	$(49,724)	$1,804	$(47,920)
Other comprehensive income before reclassifications	(13,421)	(26,366)	(113,379)	(153,166)	2,491	(150,675)
Amounts reclassified from Accumulated Other comprehensive income	5,625	3,220	-	8,845	-	8,845
Net current-period other comprehensive income	(7,796)	(23,146)	(113,379)	(144,321)	2,491	(141,830)
Balance December 31, 2010	$(74,804)	$(60,897)	$(58,344)	$(194,045)	$4,295	$(189,750)
Other comprehensive income before reclassifications	(62,305)	(55,713)	(179,987)	(298,005)	(1,247)	(299,252)
Amounts reclassified from Accumulated Other comprehensive income	888	5,395	-	6,283	-	6,283
Net current-period other comprehensive income	(61,417)	(50,318)	(179,987)	(291,722)	(1,247)	(292,969)
Balance December 31, 2011	$(136,221)	$(111,215)	$(238,331)	$(485,767)	$3,048	$(482,719)
Other comprehensive income before reclassifications	(16,099)	(79,353)	63,982	(31,470)	(179)	(31,649)
Amounts reclassified from Accumulated Other comprehensive income	13,979	11,145	-	25,124	-	25,124
Net current-period other comprehensive income	(2,120)	(68,208)	63,982	(6,346)	(179)	(6,525)
Balance December 31, 2012	$(138,341)	$(179,423)	$(174,349)	$(492,113)	$2,869	$(489,244)

Reclassifications out of Accumulated Other comprehensive income for the years ended December 31, 2012, 2011, and 2010 are as follows:

	2012	2011	2010	Affected Line Item in the Statement Where Net Income is Presented

Details about Accumulated Other comprehensive income Components	Amount of (Gain) or Loss Reclassified from Accumulated Other comprehensive income
(Gains) and losses on cash flow hedges
Interest rate contracts	$23,779	$5,946	$-	Interest income/expense
foreign exchange contracts	(5,414)	(4,262)	7,553	Costs of Revenue
foreign exchange contracts	582	-	-	Interest income/expense
	18,947	1,684	7,553	Total before tax
	(4,968)	(796)	(1,928)	Tax expense or benefit
	$13,979	$888	$5,625	Net of tax

Amortization of defined benefit pension items
Actuarial (gains)/losses	$18,334	$8,737	$5,313	(a)
	18,334	8,737	5,313	Total before tax
	(7,189)	(3,342)	(2,093)	Tax expense or benefit
	$11,145	$5,395	$3,220	Net of tax

Total reclassifications for the period	$25,124	$6,283	$8,845	Net of tax

(a) These Accumulated Other comprehensive income Components are included in the computation of net periodic pension cost (see pension footnote for additional details).

Business Segment Information	12 Months Ended
Dec. 31, 2012
Notes to Consolidated Financial Statements [Abstract]
Business Segment Information

23. Segment Information

The Company has identified three operating segments, the North America Segment, the International operating segment, and the Asia Pacific operating segment, which were determined based upon how the Company manages its businesses. All segments are primarily engaged in providing dialysis care services and the distribution of products and equipment for the treatment of ESRD. The Company has aggregated the International and Asia Pacific operating segments as the “International Segment”. The segments are aggregated due to their similar economic characteristics. These characteristics include same services provided and same products sold, the same type patient population, similar methods of distribution of products and services and similar economic environments. The General Partner's management board member responsible for the profitability and cash flow of each segment's various businesses supervises the management of each operating segment. The accounting policies of the segments are the same as those the Company applies in preparing the consolidated financial statements under accounting principles generally accepted in the U.S. (“U.S. GAAP”).

Management evaluates each segment using a measure that reflects all of the segment's controllable revenues and expenses. With respect to the performance of business operations, management believes that the most appropriate measure in this regard is operating income which measures the Company's source of earnings. The Company does not include the investment gain resulting from the Liberty Acquisition nor income taxes as it believes these items to be outside the segments' control. Financing is a corporate function, which the Company's segments do not control. Therefore, the Company does not include interest expense relating to financing as a segment measurement. Similarly, the Company does not allocate “corporate costs,” which relate primarily to certain headquarters overhead charges, including accounting and finance, professional services, etc., because the Company believes that these costs are also not within the control of the individual segments. As of January 1, 2011, production of products, production asset management, quality management and procurement are centrally managed in Corporate by Global Manufacturing Operations. These corporate activities do not fulfill the definition of a segment. Products are transferred to the segments at cost; therefore no internal profit is generated. The associated internal revenues for the product transfers and their elimination are recorded as corporate activities. Capital expenditures for production are based on the expected demand of the segments and consolidated profitability considerations. In addition, certain revenues, investments and intangible assets, as well as any related expenses, are not allocated to a segment but are accounted for as “Corporate”.

Information pertaining to the Company's segments for the twelve-month periods ended December 31, 2012, 2011 and 2010 is set forth below.

	North America	International	Segment Total	Corporate	Total
2012

Net revenue external customers	$9,031,108	$4,740,132	$13,771,240	$29,042	$13,800,282
Inter - segment revenue	10,072	-	10,072	(10,072)	-
Revenue	9,041,180	4,740,132	13,781,312	18,970	13,800,282
Depreciation and amortization	(310,216)	(175,504)	(485,720)	(117,176)	(602,896)
Operating Income	1,615,348	809,269	2,424,617	(206,044)	2,218,573
Income (loss) from equity method investees	23,408	919	24,327	(6,885)	17,442
Segment assets(1)	14,170,453	5,892,477	20,062,930	2,263,068	22,325,998
thereof investments in equity method investees	266,521	378,626	645,147	(7,774)	637,373
Capital expenditures, acquisitions and investments (2)	2,147,522	230,888	2,378,410	175,808	2,554,218

2011

Net revenue external customers	$7,925,472	$4,627,950	$12,553,422	$17,093	$12,570,515
Inter - segment revenue	9,196	-	9,196	(9,196)	-
Revenue	7,934,668	4,627,950	12,562,618	7,897	12,570,515
Depreciation and amortization	(269,055)	(173,600)	(442,655)	(114,628)	(557,283)
Operating Income	1,435,450	807,437	2,242,887	(167,995)	2,074,892
Income (loss) from equity method investees	32,387	69	32,456	(1,497)	30,959
Segment assets(3)	11,761,777	5,589,421	17,351,198	2,181,652	19,532,850
thereof investments in equity method investees	322,990	370,447	693,437	(1,412)	692,025
Capital expenditures, acquisitions and investments (4)	1,055,183	1,161,825	2,217,008	166,176	2,383,184

2010

Net revenue external customers	$7,920,441	$3,923,301	$11,843,742	$452	$11,844,194
Inter - segment revenue	5,419	-	5,419	(5,419)	-
Revenue	7,925,860	3,923,301	11,849,161	(4,967)	11,844,194
Depreciation and amortization	(254,205)	(148,852)	(403,057)	(100,167)	(503,224)
Operating Income	1,385,651	677,630	2,063,281	(139,476)	1,923,805
Income (loss) from equity method investees	8,753	196	8,949	-	8,949
Segment assets	11,720,495	4,787,479	16,507,974	586,687	17,094,661
thereof investments in equity method investees	243,452	6,921	250,373	-	250,373
Capital expenditures, acquisitions and investments (5)	448,327	559,774	1,008,101	279,866	1,287,967

(1) If production were still managed within the segments, as it was in 2010, segment assets would have been $15,261,647 in North America, $6,631,674 in International and $432,677 in Corporate in 2012.
(2) North America and International acquisitions exclude $484,699 and $6,624, respectively, of non-cash acquisitions and investments for 2012.
(3) If production were still managed within the segments, as it was in 2010, segment assets would have been $12,805,094 in North America, $6,212,698 in International and $515,058 in Corporate in 2011.
(4) North America and International acquisitions exclude $6,000 and $225,034, respectively, of non-cash acquisitions and investments for 2011.
(5) North America, International and Corporate acquisitions exclude $122,847, $32,935 and $2,125, respectively, of non-cash acquisitions and investments for 2010.

For the geographic presentation, revenues are attributed to specific countries based on the end user's location for products and the country in which the service is provided. Information with respect to the Company's geographic operations is set forth in the table below:

	Germany	North America	Rest of the World	Total

2012
Net revenue	$424,885	$9,031,108	$4,344,289	$13,800,282
Long-lived assets	490,493	12,421,822	3,151,401	16,063,716

2011
Net revenue	$425,507	$7,925,472	$4,219,536	$12,570,515
Long-lived assets	417,805	10,318,964	3,010,780	13,747,549

2010
Net revenue	$374,883	$7,920,441	$3,548,870	$11,844,194
Long-lived assets	471,537	9,236,166	2,139,877	11,847,580

Supplementary Cash Flow Information	12 Months Ended
Dec. 31, 2012
Notes to Consolidated Financial Statements [Abstract]
Cash Flow Supplemental Disclosures [Text Block]	22. Supplementary Cash Flow Information The following additional information is provided with respect to the consolidated statements of cash flows:

The Company and Basis of Presentation (Policies)	12 Months Ended
Dec. 31, 2012
Significant Accounting Policies [Abstract]
Principles of Consolidation

a) Principles of Consolidation

The consolidated financial statements include the earnings of all companies in which the Company has legal or effective control. In addition, the Company consolidates variable interest entities (“VIEs”) for which it is deemed the primary beneficiary. In accordance with current accounting principles, the Company also consolidates certain clinics that it manages and financially controls. The equity method of accounting is used for investments in associated companies over which the Company has significant exercisable influence, even when the Company holds 50% or less of the common stock of the company. Noncontrolling interests represent the proportionate equity interests of owners in the Company's consolidated entities that are not wholly owned. Noncontrolling interests of recently acquired entities are valuated at fair value. All significant intercompany transactions and balances have been eliminated.

The Company has entered into various arrangements with certain dialysis clinics and a dialysis product distributor to provide management services, financing and product supply. The dialysis clinics and the dialysis product distributor have either negative equity or are unable to provide their own funding for their operations. Therefore, the Company has agreed to fund their operations through loans. The compensation for the funding can carry interest, exclusive product supply agreements, or entitle the Company to a pro rata share of profits, if any. The Company has a right of first refusal in the event the owners sell the business or assets. These clinics and the dialysis product distributor are VIEs in which the Company has been determined to be the primary beneficiary and which therefore have been fully consolidated. In the North America Segment, the Company has consolidated four new VIEs as a result of the acquisition of Liberty Dialysis Holdings, LLC (“LD Holdings”) in 2012. In the International Segment, one entity has ceased to be a VIE due to a change in the ownership structure. They generated approximately $194,278, $195,296 and $132,697 in revenue in 2012, 2011, and 2010, respectively. The Company provided funding to these VIEs through loans and accounts receivable of $146,500 and $147,900 in 2012 and 2011, respectively. The table below shows the carrying amounts of the assets and liabilities of these VIEs at December 31, 2012 and 2011:

Cash and Cash Equivalents	b) Cash and Cash Equivalents Cash and cash equivalents comprise cash funds and all short-term, liquid investments with original maturities of up to three months.
Inventories

  Inventories

  Inventories are stated at the lower of cost (determined by using the average or first-in, first-out method) or market value (see Note 4). Costs included in inventories are based on invoiced costs and/or production costs or the marked to market valuation, as applicable. Included in production costs are material, direct labor and production overhead, including depreciation charges.

Property, Plant and Equipment

  Property, Plant and Equipment

  Property, plant, and equipment are stated at cost less accumulated depreciation (see Note 6). Significant improvements are capitalized; repairs and maintenance costs that do not extend the useful lives of the assets are charged to expense as incurred. Property and equipment under capital leases are stated at the present value of future minimum lease payments at the inception of the lease, less accumulated depreciation. Depreciation on property, plant and equipment is calculated using the straight-line method over the estimated useful lives of the assets ranging from 3 to 43 years for buildings and improvements with a weighted average life of 12 years and 3 to 15 years for machinery and equipment with a weighted average life of 10 years. Equipment held under capital leases and leasehold improvements are amortized using the straight-line method over the shorter of the lease term or the estimated useful life of the asset. Internal use platform software that is integral to the computer equipment it supports is included in property, plant and equipment. The Company capitalizes interest on borrowed funds during construction periods. Interest capitalized during 2012, 2011, and 2010 was $3,952, $3,784 and $5,918, respectively.

Intangible Assets and Goodwill

  Intangible Assets and Goodwill

  Intangible assets such as non-compete agreements, technology, distribution rights, patents, licenses to treat, licenses to manufacture, distribute and sell pharmaceutical drugs, exclusive contracts and exclusive licenses, trade names, management contracts, application software, acute care agreements, lease agreements, and licenses acquired in a business combination are recognized and reported apart from goodwill (see Note 7).

  Goodwill and identifiable intangibles with indefinite useful lives are not amortized but tested for impairment annually or when an event becomes known that could trigger an impairment. The Company identified trade names and certain qualified management contracts as intangible assets with indefinite useful lives because, based on an analysis of all of the relevant factors, there is no foreseeable limit to the period over which those assets are expected to generate net cash inflows for the Company. Intangible assets with finite useful lives are amortized over their respective useful lives to their residual values. The Company amortizes non-compete agreements over their useful life which in average is 8 years. Technology is amortized over its useful life of 15 years. Licenses to manufacture, distribute and sell pharmaceutical drugs, exclusive contracts and exclusive licenses are amortized over their useful life which in average is 10 years. All other intangible assets are amortized over their weighted average useful lives of 6 years. The weighted average useful life of all amortizable intangible assets is 9 years. Intangible assets with finite useful lives are evaluated for impairment when events have occurred that may give rise to an impairment.

  To perform the annual impairment test of goodwill, the Company identified its reporting units and determined their carrying value by assigning the assets and liabilities, including the existing goodwill and intangible assets, to those reporting units. One reporting unit was identified in the North America Segment. The International operating segment is divided into two reporting units (Europe and Latin America), while only one reporting unit exists in the operating segment Asia Pacific. For the purpose of goodwill impairment testing, all corporate assets are allocated to the reporting units.

  In a first step, the Company compares the fair value of a reporting unit to its carrying amount. Fair value is determined using estimated future cash flows for the unit discounted by an after-tax weighted average cost of capital (“WACC”) specific to that reporting unit. Estimating the future cash flows involves significant assumptions, especially regarding future reimbursement rates and sales prices, number of treatments, sales volumes and costs. In determining discounted cash flows, the Company utilizes for every reporting unit, its three-year budget, projections for years 4 to 10 and a representative growth rate for all remaining years. Projections for up to ten years are possible due to the stability of the Company's business which, results from the non-discretionary nature of the healthcare services we provide, the need for products utilized to provide such services and the availability of government reimbursement for a substantial portion of our services. The reporting units' respective expected growth rates for the period beyond ten years are: North America 1%, Europe 0%, Latin America 4%, and Asia Pacific 4%. The discount factor is determined by the WACC of the respective reporting unit. The Company's WACC consists of a basic rate of 5.79% for 2012. The basic rate is then adjusted by a country-specific risk rate and, if appropriate, by a factor to reflect higher risks associated with the cash flows from recent material acquisitions, until they are appropriately integrated, within each reporting unit. In 2012, WACCs for the reporting units ranged from 6.35% to 13.51%.

  In the case that the fair value of the reporting unit is less than its carrying value, a second step would be performed which compares the fair value of the reporting unit's goodwill to the carrying value of its goodwill. If the fair value of the goodwill is less than the carrying value, the difference is recorded as an impairment.

  To evaluate the recoverability of intangible assets with indefinite useful lives, the Company compares the fair values of intangible assets with their carrying values. An intangible asset's fair value is determined using a discounted cash flow approach or other methods, if appropriate.

Derivative Financial Instruments

  Derivative Financial Instruments

  Derivative financial instruments which primarily include foreign currency forward contracts and interest rate swaps are recognized as assets or liabilities at fair value in the balance sheet (see Note 20). Changes in the fair value of derivative financial instruments classified as fair value hedges and in the corresponding underlyings are recognized periodically in earnings, while the effective portion of changes in fair value of cash flow hedges is recognized in accumulated other comprehensive income (loss) in shareholders' equity. The ineffective portion is recognized in current net earnings. The change in fair value of derivatives that do not qualify for hedge accounting are recorded in the income statement and usually offset the changes in value recorded in the income statement for the underlying asset or liability.

Foreign Currency Translation

  Foreign Currency Translation

  For purposes of these consolidated financial statements, the U.S. dollar is the reporting currency. Substantially all assets and liabilities of the parent company and all non-U.S. subsidiaries are translated at year-end exchange rates, while revenues and expenses are translated at average exchange rates. Adjustments for foreign currency translation fluctuations are excluded from net earnings and are reported in accumulated other comprehensive income (loss). In addition, the translation adjustments of certain intercompany borrowings, which are considered foreign equity investments, are reported in accumulated other comprehensive income (loss).

Revenue Recognition Policy

  Revenue Recognition and Allowance for Doubtful Accounts

  Revenue Recognition

  Dialysis care revenues are recognized on the date the patient receives treatment and includes amounts related to certain services, products and supplies utilized in providing such treatment. The patient is obligated to pay for dialysis care services at amounts estimated to be receivable based upon the Company's standard rates or at rates determined under reimbursement arrangements. In the U.S., these arrangements are generally with third party payors, like Medicare, Medicaid or commercial insurers. Outside the U.S., the reimbursement is usually made through national or local government programs with reimbursement rates established by statute or regulation.

  Dialysis product revenues are recognized upon transfer of title to the customer, either at the time of shipment, upon receipt or upon any other terms that clearly define passage of title. Product revenues are normally based upon pre-determined rates that are established by contractual arrangement.

  For both Dialysis Care and Dialysis Products, patients, third party payors and customers are billed at our standard rates net of contractual allowances, discounts or rebates to reflect the estimated amounts to be receivable from these payors.

  As of January 1, 2012, the Company adopted ASU 2011-07, Health Care Entities- Presentation and Disclosure of Patient Service Revenue, Provision for Bad Debts, and the Allowance for Doubtful Accounts and as a result, services performed for patients where the collection of the billed amount or a portion of the billed amount cannot be determined at the time services are performed, the difference between the receivable recorded and the amount estimated to be collectible must be recorded as a provision and the expense is presented as a reduction of Dialysis Care revenues. The provision includes such items as amounts due from patients without adequate insurance coverage, and patient co-payment and deductible amounts due from patients with health care coverage. The Company bases the provision mainly on past collection history and reports it as “Patient service bad debt provision” on the Consolidated Statements of Income.

  A minor portion of International Segment product revenues is generated from arrangements which give the customer, typically a healthcare provider, the right to use dialysis machines. In the same contract the customer agrees to purchase the related treatment disposables at a price marked up from the standard price list. In this type of contract, FMC-AG & Co. KGaA does not recognize revenue upon delivery of the dialysis machine but recognizes revenue on the sale of disposables. In certain sales type leases, the contract is structured whereby ownership of the dialysis machine is transferred to the user upon installation of the dialysis machine at the customer site. In this type of contract, revenue is recognized in accordance with the accounting principles for sales type leases.

  Any tax assessed by a governmental authority that is incurred as a result of a revenue transaction (e.g. sales tax) is excluded from revenues and the related revenue is reported on a net basis.

  Allowance for doubtful accounts

  In North America for receivables generated from Dialysis Care, the accounting for the allowance for doubtful accounts is based on an analysis of collection experience and recognizing the differences between payors. The Company also performs an aging of accounts receivable which enables the review of each customer and their payment pattern. From time to time, accounts receivable are reviewed for changes from the historic collection experience to ensure the appropriateness of the allowances.

  The allowance for doubtful accounts in the International Segment and the North America products business are estimates comprised of customer specific evaluations regarding their payment history, current financial stability, and applicable country specific risks for receivables that are overdue more than one year. The changes in the allowance for these receivables are recorded in Selling, general and administrative as an expense.

Income Taxes

  Income Taxes

  Current taxes are calculated based on the profit (loss) of the fiscal year and in accordance with local tax rules of the respective tax jurisdiction. Expected and executed additional tax payments and tax refunds for prior years are also taken into account. Benefits from income tax positions have been recognized only when it was more likely than not that the Company would be entitled to the economic benefits of the tax positions. The more likely than not threshold has been determined based on the technical merits that the position will sustain upon examination. If a tax position is not considered more likely than not to be sustained based solely on its technical merits, no benefits are recognized.

  The Company recognizes deferred tax assets and liabilities for future consequences attributable to temporary differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax basis as well as on consolidation procedures affecting net income, tax credits and tax loss carryforwards which are more likely than not to be utilized. Deferred tax assets and liabilities are measured using the respective countries enacted tax rates to be applied to taxable income in the years in which those temporary differences are expected to be recovered or settled. In addition, the recognition of deferred tax assets considers the budget planning of the Company and implemented tax strategies. A valuation allowance is recorded to reduce the carrying amount of the deferred tax assets unless it is more likely than not that such assets will be realized (see Note 17).

  It is the Company's policy to recognize interest and penalties related to its tax positions as income tax expense.

Impairment

  Impairment

  The Company reviews the carrying value of its long-lived assets or asset groups with definite useful lives to be held and used for impairment whenever events or changes in circumstances indicate that the carrying value of these assets may not be recoverable. Recoverability of these assets is measured by a comparison of the carrying value of an asset to the future net cash flows directly associated with the asset. If assets are considered to be impaired, the impairment recognized is the amount by which the carrying value exceeds the fair value of the asset. The Company uses a discounted cash flow approach or other methods, if appropriate, to assess fair value.

  Long-lived assets to be disposed of by sale are reported at the lower of carrying value or fair value less cost to sell and depreciation is ceased. Long-lived assets to be disposed of other than by sale are considered to be held and used until disposal.

  For the Company's policy related to goodwill impairment, see 1e) above.

Debt Issuance Costs	Debt Issuance Costs Certain costs related to the issuance of debt are amortized over the term of the related obligation (see Note 10).
Self-Insurance Programs

  Self-Insurance Programs

  Under the insurance programs for professional, product and general liability, auto liability and worker's compensation claims, the Company's largest subsidiary is partially self-insured for professional liability claims. For all other coverages, the Company assumes responsibility for incurred claims up to predetermined amounts above which third party insurance applies. Reported liabilities for the year represent estimated future payments of the anticipated expense for claims incurred (both reported and incurred but not reported) based on historical experience and existing claim activity. This experience includes both the rate of claims incidence (number) and claim severity (cost) and is combined with individual claim expectations to estimate the reported amounts.

Concentration of Risk

  Concentration of Risk

  The Company is engaged in the manufacture and sale of products for all forms of kidney dialysis, principally to healthcare providers throughout the world, and in providing kidney dialysis treatment, clinical laboratory testing, and other medical ancillary services. The Company performs ongoing evaluations of its customers' financial condition and, generally, requires no collateral.

  Approximately 32%, 30% and 32% of the Company's worldwide revenues were earned and subject to regulations under Medicare and Medicaid, governmental healthcare programs administered by the United States government in 2012, 2011, and 2010, respectively.

  No single debtor other than U.S. Medicaid and Medicare accounted for more than 5% of total trade accounts receivable in any of these years. Trade accounts receivable in the International Segment are for a large part due from government or government-sponsored organizations that are established in the various countries within which we operate. Amounts pending approval from third party payors represent less than 2% at December 31, 2012.

  See Note 4 for concentration of supplier risks.

Legal Contingencies

  Legal Contingencies

  From time to time, during the ordinary course of the Company's operations, the Company is party to litigation and arbitration and is subject to investigations relating to various aspects of its business (see Note 19). The Company regularly analyzes current information about such claims for probable losses and provides accruals for such matters, including the estimated legal expenses and consulting services in connection with these matters, as appropriate. The Company utilizes its internal legal department as well as external resources for these assessments. In making the decision regarding the need for loss accrual, the Company considers the degree of probability of an unfavorable outcome and its ability to make a reasonable estimate of the amount of loss.

  The filing of a suit or formal assertion of a claim or assessment, or the disclosure of any such suit or assertion, does not necessarily indicate that accrual of a loss is appropriate.

Earnings per Ordinary share and Preference share

  Earnings per Ordinary Share

  Basic earnings per ordinary share for all years presented has been calculated using the two-class method based upon the weighted average number of ordinary and preference shares outstanding. Basic earnings per share is computed by dividing net income less preference amounts by the weighted average number of ordinary shares and preference shares outstanding during the year. Diluted earnings per share include the effect of all potentially dilutive instruments on ordinary shares and preference shares that would have been outstanding during the year.

  The equity-settled awards granted under the Company's stock incentive plans (see Note 16), are potentially dilutive equity instruments.

Employee Benefit Plans

  Employee Benefit Plans

  The Company recognizes the underfunded status of its defined benefit plans, measured as the difference between the fair value of the plan assets and the present value of the benefit obligation, as a liability. Changes in the funded status of a plan resulting from actuarial gains or losses and prior service costs or credits that are not recognized as components of the net periodic benefit cost are recognized through accumulated other comprehensive income, net of tax, in the year in which they occur. Actuarial gains or losses and prior service costs are subsequently recognized as components of net periodic benefit cost when realized. The Company uses December 31 as the measurement date when measuring the funded status of all plans.

  In the case of the Company's funded plan, the defined benefit obligation is offset against the fair value of plan assets. A pension liability is recognized in the balance sheet if the defined benefit obligation exceeds the fair value of plan assets. A pension asset is recognized (and reported under other assets in the balance sheet) if the fair value of plan assets exceeds the defined benefit obligation and if the Company has a right of reimbursement against the fund or a right to reduce future payments to the fund.

The Company and Basis Of Presentation (Tables)	12 Months Ended
Dec. 31, 2011
Company Basis of Presentation Healthcare Reform and Significant Accounting Policies (Tables) [Abstract]
Schedule Of Variable Interest Entities Text Block

	2012	2011
Trade accounts receivable, net	$85,458	$73,172
Other current assets	58,329	65,576
Property, plant and equipment, intangible assets & other non-current assets	24,298	25,978
Goodwill	31,678	52,251
Accounts payable, accrued expenses and other liabilities	120,753	148,924
Non-current loans to related parties	12,998	13,000
Equity	66,013	55,053

Acquisition of Liberty Dialysis Holdings (Tables)	12 Months Ended
Dec. 31, 2012
Business Acquisition Date of Acquisition
Acquisition
Assets held for sale	$164,068
Trade accounts receivable	156,443
Other current assets	20,488
Deferred tax assets	14,932
Property, plant and equipment	167,360
Intangible assets and other assets	84,056
Goodwill	1,999,862
Accounts payable, accrued expenses and other current liabilities	(116,153)
Income tax payable and deferred taxes	(42,697)
Short-term borrowings, other financial liabilities, long-term debt and capital lease obligations	(72,101)
Other liabilities	(29,800)
Noncontrolling interests (subject and not subject to put provisions)	(165,100)
Total acquisition cost	$2,181,358
Less non-cash contributions at fair value
Investment at acquisition date	(201,915)
Long-term Notes Receivable	(282,784)
Total non-cash items	(484,699)

Net Cash paid	$1,696,659

Acquisition of Liberty Dialysis Holdings - Pro Forma (Tables)	12 Months Ended
Dec. 31, 2012
Pro Forma Tables
Pro Forma Tabular Disclosures
	For the years ended December 31,
	2012	2011

Pro forma net revenue	$13,900,540	$13,215,111
Pro forma net income attributable to shareholders of FMC-AG & Co. KGaA	1,054,872	1,077,218
Pro forma income per ordinary share
Basic	$3.46	$3.56
Fully diluted	$3.44	$3.53

Inventories (Tables)	12 Months Ended
Dec. 31, 2012
Inventories (Tables) [Abstract]
Inventory Disclosure Tables [Text Block]
	2012	2011
Finished goods	$627,338	$610,569
Raw materials and purchased components	171,373	163,030
Health care supplies	154,840	133,769
Work in process	83,258	60,128
Inventories	$1,036,809	$967,496

Prepaid Expenses and Other Current Assets (Tables)	12 Months Ended
Dec. 31, 2012
Prepaid Expenses And Other Current Assets (Tables ) [Abstract]
Schedule of Other Assets [Table Text Block]
	2012	2011

Taxes Refundable	$149,536	$180,721
Receivables for supplier rebates	61,248	185,152
Prepaid licence fees	47,137	45,184
Leases receivable	46,198	38,175
Prepaid rent	44,894	39,468
Payments on account	35,660	40,476
Derivatives	31,235	60,877
Prepaid insurance	24,803	14,163
Deposit / Guarantee / Security	20,903	16,538
Other	476,147	414,612
Total prepaid expenses and other current assets	$937,761	$1,035,366

Property, Plant and Equipment (Tables)	12 Months Ended
Dec. 31, 2012
Property Plant And Equipment (Tables) [Abstract]
Property, Plant and Equipment

6. Property, Plant and Equipment

As of December 31, 2012 and 2011, property, plant and equipment consisted of the following:

	2012	2011
Land and improvements	$54,775	$53,147
Buildings and improvements	2,257,002	1,975,839
Machinery and equipment	3,470,972	3,060,132
Machinery, equipment and rental equipment under capitalized leases	36,316	36,450
Construction in progress	256,401	275,006
	6,075,466	5,400,574
Accumulated depreciation	(3,134,863)	(2,770,873)
Property, plant and equipment, net	$2,940,603	$2,629,701

	2012	2011
Land and improvements	$54,775	$53,147
Buildings and improvements	2,257,002	1,975,839
Machinery and equipment	3,470,972	3,060,132
Machinery, equipment and rental equipment under capitalized leases	36,316	36,450
Construction in progress	256,401	275,006
	6,075,466	5,400,574
Accumulated depreciation	(3,134,863)	(2,770,873)
Property, plant and equipment, net	$2,940,603	$2,629,701

Depreciation expense for property, plant and equipment amounted to $515,455, $479,438 and $432,930 for the years ended December 31, 2012, 2011, and 2010, respectively.

Included in machinery and equipment as of December 31, 2012 and 2011 were $532,088 and $451,299, respectively, of peritoneal dialysis cycler machines which the Company leases to customers with end-stage renal disease on a month-to-month basis and hemodialysis machines which the Company leases to physicians under operating leases.

Accumulated depreciation related to machinery, equipment and rental equipment under capital leases was $19,027 and $16,947 at December 31, 2012 and 2011, respectively.

Intangible Assets and Goodwill (Tables)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Intangible Assets And Goodwill (Tables) [Abstract]
Schedule Of Finite Lived Intangible Assets By Major Class Text Block
	2012		2011
	Gross		Gross
	Carrying	Accumulated	Carrying	Accumulated
	Amount	Amortization	Amount	Amortization
Amortizable Intangible Assets
Non-compete Agreements	$317,080	$(213,639)	$257,466	$(186,659)
Technology	107,696	(40,849)	110,866	(32,582)
License and distribution agreements	225,393	(98,757)	223,828	(80,622)
Self-developed Software	72,328	(32,496)	55,600	(28,193)
Other	343,867	(246,239)	317,579	(227,274)
Construction in progress	57,677	-	58,661	-
	$1,124,041	$(631,980)	$1,024,000	$(555,330)

Schedule Of Indefinite Lived Intangible Assets By Major Class Text Block
	2012	2011
	Carrying	Carrying
	Amount	Amount
Non-amortizable Intangible Assets
Tradename	$209,712	$209,640
Management contracts	8,343	8,342
	$218,055	$217,982

Total Intangible Assets	$710,116	$686,652

Schedule Of Finite Lived Intangible Assets Amortization Expense [Text Block]
Amortization Expense
2010	$70,294
2011	$77,845
2012	$87,441

Finite Lived Intangible Assets Future Amortization Expense [Text Block]
Estimated Amortization Expense
2013	$83,685
2014	$79,719
2015	$77,507
2016	$75,567
2017	$71,060

Schedule Of Goodwill Text Block
	North		Segment
	America	International	Total	Corporate	Total
Balance as of January 1, 2011	$7,024,745	$955,774	$7,980,519	$159,949	$8,140,468
Goodwill acquired, net of divestitures	517,213	626,863	1,144,076	-	1,144,076
Reclassifications	(226,900)	(20,449)	(247,349)	247,480	131
Foreign Currency Translation Adjustment	(436)	(98,099)	(98,535)	510	(98,025)
Balance as of December 31, 2011	$7,314,622	$1,464,089	$8,778,711	$407,939	$9,186,650

Goodwill acquired, net of divestitures	2,172,181	21,106	2,193,287	-	2,193,287
Reclassifications	-	(5,188)	(5,188)	5,188	-
Foreign Currency Translation Adjustment	210	41,352	41,562	390	41,952
Balance as of December 31, 2012	$9,487,013	$1,521,359	$11,008,372	$413,517	$11,421,889

Accrued Expenses and Other Current Liabilities (Tables)	12 Months Ended
Dec. 31, 2012
Accrued Expenses And Other Current Liabilities (Tables) [Abstract]
Accounts Payable And Accrued Liabilities Disclosure Tables [Text Block]
	2012	2011
Accrued salaries, wages and incentive plan compensations	$481,920	$420,613
Unapplied cash and receivable credits	198,834	158,006
Accrued insurance	187,254	162,149
Special charge for legal matters	115,000	115,000
Accrued interest	111,532	74,821
Withholding tax and VAT	96,157	79,764
Accrued operating expenses	91,529	71,324
Derivative financial instruments	26,578	192,729
Other	478,667	429,867
Total accrued expenses and other current liabilities	$1,787,471	$1,704,273

Short-term Borrowings, Other Finanacial Liabilties and Short-term Borrowings from Related Parties (Tables)	12 Months Ended
Dec. 31, 2012
Short Term Debt (Tables) [Abstract]
Schedule of Short-term debt
	2012	2011
Borrowings under lines of credit	$117,850	$91,899
Other financial liabilities	-	6,902
Short-term borrowings and other financial liabilities	117,850	98,801
Short-term borrowings from related parties (see Note 3.c.)	3,973	28,013
Short-term borrowings, Other financial liabilities and Short-term borrowings from related parties	$121,823	$126,814

Long-term Debt and Capital Lease Obligations (Tables)	12 Months Ended
Dec. 31, 2012
Long Term Debt and Capital Lease Obligations (Tables) [Abstract]
Schedule of long-term debt
	2012	2011

2012 Credit Agreement and Amended 2006 Senior Credit Agreement	$2,659,340	$2,795,589
Senior Notes	4,743,442	2,883,009
Euro Notes	51,951	258,780
European Investment Bank Agreements	324,334	345,764
Accounts receivable facility	162,000	534,500
Capital lease obligations	15,618	17,993
Other(1)	219,976	248,951
	8,176,661	7,084,586
Less current maturities	(334,747)	(1,589,776)
	$7,841,914	$5,494,810

(1) As of Dec 31, 2012 this amount includes the non-current portion of a loan from Fresenius SE subsidiary of $56,174 which is due on May 23, 2014.

2006 Senior Credit Agreement Table

	Maximum Amount Available December 31, 2012(1)			Balance Outstanding December 31, 2012(1)
2012 Credit Agreement
Revolving Credit USD		$600,000	$600,000		$59,340	$59,340
Revolving Credit EUR		€500,000	$659,700		€-	$-
Term Loan A		$2,600,000	$2,600,000		$2,600,000	$2,600,000
			$3,859,700			$2,659,340

	Maximum Amount Available December 31, 2011			Balance Outstanding December 31, 2011
Amended 2006 Senior Credit Agreement
Revolving Credit	$		1,200,000	$		58,970
Term Loan A			1,215,000			1,215,000
Term Loan B			1,521,619			1,521,619
	$		3,936,619	$		2,795,589

(1) These amounts represent the maximum amount available under the 2012 Credit Agreement, which replaced the Amended 2006 Senior Credit Agreement on October 30, 2012. The 2012 Credit Agreement utilizes different tranches than the previous agreement and, as such, the tables are presented separately for increased clarity.

Schedule of senior notes
Issuer/Transaction	Face Amount	Maturity	Coupon	Book value
FMC Finance VI S.A. 2010/2016	€250,000	July 15, 2016	5.50%	$327,420
FMC Finance VIII S.A. 2011/2016(1)	€100,000	October 15, 2016	3.71%	$131,940
FMC US Finance, Inc. 2007/2017	$500,000	July 15, 2017	6 7/8%	$496,006
FMC Finance VIII S.A. 2011/2018	€400,000	September 15, 2018	6.50%	$521,834
FMC US Finance II, Inc. 2011/2018	$400,000	September 15, 2018	6.50%	$395,511
FMC US Finance II, Inc. 2012/2019	$800,000	July 31, 2019	5.625%	$800,000
FMC Finance VIII S.A. 2012/2019	€250,000	July 31, 2019	5.25%	$329,850
FMC US Finance, Inc. 2011/2021	$650,000	February 15, 2021	5.75%	$645,061
FMC Finance VII S.A. 2011/2021	€300,000	February 15, 2021	5.25%	$395,820
FMC US Finance II, Inc. 2012/2022	$700,000	January 31, 2022	5.875%	$700,000
				$4,743,442

(1) This note carries a variable interest rate which was 3.71% at December 31, 2012.

Schedule of European Investment Bank Arrangement
		Balance outstanding
		December 31,
	Maturity	2012	2011
Revolving Credit	2013	$90,812	$115,812
Loan 2005	2013	48,806	48,806
Loan 2006	2014	118,746	116,451
Loan 2009	2014	65,970	64,695
		$324,334	$345,764

Long-term debt by maturity
2013	$334,747
2014	529,065
2015	232,378
2016(a)	828,523
2017	2,461,714
Thereafter	3,812,012
$8,198,439

(a) The Company refinanced the A/R facility, which was set to mature on July 31, 2014, on January 17, 2013. The payments related to this facility will mature on January 15, 2016.

Employee Benefit Plans (Tables)	12 Months Ended
Dec. 31, 2012
Employee Benefit Plans (Tables) [Abstract]
Schedule of changes in the benefit obligation
	2012	2011
Change in benefit obligation:
Benefit obligation at beginning of year	$512,745	$425,472
Foreign currency translation	4,955	(6,207)
Service cost	10,704	10,625
Interest cost	26,194	24,822
Transfer of plan participants	(68)	61
Actuarial (gain) loss	122,800	69,769
Benefits paid	(21,883)	(11,797)
Benefit obligation at end of year	$655,447	$512,745

Change in plan assets:
Fair value of plan assets at beginning of year	$218,990	$232,325
Actual return on plan assets	18,356	(4,174)
Employer contributions	10,804	556
Benefits paid	(19,757)	(9,717)
Fair value of plan assets at end of year	$228,393	$218,990
Funded status at end of year	$427,054	$293,755

Schedule of pre-tax adjustments reflecting actuarial losses (gains)
Actuarial losses (gains)
Adjustments related to pensions at January 1, 2011	$102,872
Additions	91,693
Releases	(8,737)
Foreign currency translation adjustment	(1,050)
Adjustments related to pensions at December 31, 2011	$184,778
Additions	119,685
Releases	(18,334)
Foreign currency translation adjustment	1,827
Adjustments related to pensions at December 31, 2012	$287,956

Schedule of weighted-average assumptions used in calculating benefit obligation
in %	2012	2011
Discount rate	4.14	5.10
Rate of compensation increase	3.32	3.69

Schedule of the components of net periodic benefit cost

	2012	2011	2010
Components of net periodic benefit cost:
Service cost	$10,704	$10,625	$7,982
Interest cost	26,194	24,822	22,615
Expected return on plan assets	(15,241)	(17,750)	(17,453)
Amortization of unrealized losses	18,334	8,737	5,313
Net periodic benefit costs	$39,991	$26,434	$18,457

Shedule of weighted average assumptions used in calculating net periodic cost
in %	2012	2011	2010
Discount rate	5.10	5.70	6.00
Expected return of plan assets	7.00	7.50	7.50
Rate of compensation increase	3.69	4.00	4.01

Schedule of estimated future benefit payments
2013	$15,817
2014	17,320
2015	18,909
2016	20,723
2017	22,690
2018-2022	143,456

Schedule of fair value of plan assets by measurement
		Fair Value Measurements at December 31, 2012			Fair Value Measurements at December 31, 2011
		Quoted Prices in Active Markets for Identical Assets	Significant Observable Inputs		Quoted Prices in Active Markets for Identical Assets	Significant Observable Inputs
Asset Category	Total	(Level 1)	(Level 2)	Total	(Level 1)	(Level 2)
Equity Investments
Index Funds(1)	$58,511	$-	$58,511	$55,538	$-	$55,538

Fixed Income Investments
Government Securities(2)	9,859	8,504	1,355	6,612	5,025	1,587
Corporate Bonds(3)	152,332	-	152,332	143,782	-	143,782
Other Bonds(4)	457	-	457	483	-	483
U.S. Treasury Money Market Funds(5)	2,975	2,975	-	6,600	6,600	-

Other types of investments
Cash, Money Market and Mutual Funds(6)	4,259	4,259	-	5,975	5,975	-
Total	$228,393	$15,738	$212,655	$218,990	$17,600	$201,390

(1) This category comprises low-cost equity index funds not actively managed that track the S&P 500, S&P 400, Russell 2000, MSCI Emerging Markets Index and the Morgan Stanley International EAFE Index
(2) This Category comprises fixed income investments by the U.S. government and government sponsored entities
(3) This Category primarily represents investment grade bonds of U.S. issuers from diverse industries
(4) This Category comprises private placement bonds as well as collateralized mortgage obligations
(5) This Category represents funds that invest in treasury obligations directly or in treasury backed obligations
(6) This Category represents cash, money market funds as well as mutual funds comprised of high grade corporate bonds

Noncontrolling Interests Subject To Put Provisions (Tables)	12 Months Ended
Dec. 31, 2012
Noncontrolling Interests Subject To Put Provisions (Tables) [Abstract]
Noncontrolling Interests Subject to Put Provisions

12. Noncontrolling Interests Subject to Put Provisions

The Company has potential obligations to purchase the noncontrolling interests held by third parties in certain of its consolidated subsidiaries. These obligations are in the form of put provisions and are exercisable at the third-party owners' discretion within specified periods as outlined in each specific put provision. If these put provisions were exercised, the Company would be required to purchase all or part of third-party owners' noncontrolling interests at the appraised fair value at the time of exercise. The methodology the Company uses to estimate the fair values of the noncontrolling interest subject to put provisions assumes the greater of net book value or a multiple of earnings, based on historical earnings, development stage of the underlying business and other factors. The estimated fair values of the noncontrolling interests subject to these put provisions can also fluctuate and the implicit multiple of earnings at which these noncontrolling interest obligations may ultimately be settled could vary significantly from our current estimates depending upon market conditions.

As of December 31, 2012 and December 31, 2011 the Company's potential obligations under these put options were $523,260 and $410,491, respectively, of which, at December 31, 2012, $228,408 were exercisable. In the last three fiscal years ending December 31, 2012, two such put provisions have been exercised for a total consideration of $3,185.

Following is a roll forward of noncontrolling interests subject to put provisions for the years ended December 31, 2012, 2011 and 2010:

	2012	2011	2010

Beginning balance as of January 1,	$410,491	$279,709	$231,303
Contributions to noncontrolling interests	(114,536)	(43,104)	(38,964)
Purchase/ sale of noncontrolling interests	134,643	37,786	28,969
Contributions from noncontrolling interests	16,565	7,222	5,289
Changes in fair value of noncontrolling interests	(18,880)	86,233	24,222
Net income	94,718	42,857	28,839
Other comprehensive income (loss)	259	(212)	51
Ending balance as of December 31,	$523,260	$410,491	$279,709

	2012	2011	2010

Beginning balance as of January 1,	$410,491	$279,709	$231,303
Contributions to noncontrolling interests	(114,536)	(43,104)	(38,964)
Purchase/ sale of noncontrolling interests	134,643	37,786	28,969
Contributions from noncontrolling interests	16,565	7,222	5,289
Changes in fair value of noncontrolling interests	(18,880)	86,233	24,222
Net income	94,718	42,857	28,839
Other comprehensive income (loss)	259	(212)	51
Ending balance as of December 31,	$523,260	$410,491	$279,709

Sources Of Revenue (Tables)	12 Months Ended
Dec. 31, 2012
Patient Service Revenues by Payor
Patient Service Revenue
	2012	2011
Medicare ESRD program	$4,029,773	$3,391,339
Private/alternative payors	3,605,081	3,139,468
Medicaid and other government sources	474,520	429,010
Hospitals	400,791	377,316
Total patient service revenue	$8,510,165	$7,337,133

Earning Per Share (Tables)	12 Months Ended
Dec. 31, 2012
Earnings Per Share (Tables) [Abstract]
Schedule of Earning per Share

	2012	2011	2010
Numerators:
Net income attributable to shareholders of FMC-AG & Co. KGaA	$1,186,809	$1,071,154	$978,517
less:
Dividend preference on Preference shares	102	110	104
Income available to all classes of shares	$1,186,707	$1,071,044	$978,413

Denominators:
Weighted average number of:
Ordinary shares outstanding	301,139,652	299,012,744	296,808,978
Preference shares outstanding	3,969,307	3,961,617	3,912,348
Total weighted average shares outstanding	305,108,959	302,974,361	300,721,326
Potentially dilutive Ordinary shares	1,761,064	1,795,743	1,311,042
Potentially dilutive Preference shares	16,851	20,184	35,481
Total weighted average Ordinary shares outstanding assuming dilution	302,900,716	300,808,487	298,120,020
Total weighted average Preference shares outstanding assuming dilution	3,986,158	3,981,801	3,947,829

Basic income per Ordinary share	$3.89	$3.54	$3.25

Fully diluted income per Ordinary share	$3.87	$3.51	$3.24

Stock Options (Tables)	12 Months Ended
Dec. 31, 2012
Stock Options (Tables) [Abstract]
Schedule of share-based compensation arrangements by share-based payment award
		Weighted	Weighted
		average	average
	Options	exercise	exercise
	(in thousands)	price	price
Stock options for ordinary shares		€	$
Balance at December 31, 2011	12,025	37.24	49.13
Granted	2,166	57.15	75.41
Exercised	2,575	30.62	40.40
Forfeited	469	36.66	48.37
Balance at December 31, 2012	11,147	42.66	56.29

Stock options for preference shares
Balance at December 31, 2011	49	18.64	24.59
Exercised	8	15.57	20.54
Forfeited	3	18.64	24.59
Balance at December 31, 2012	38	19.26	25.41

Schedule of fully vested options outstanding and exerciseable
Fully Vested Outstanding and Exercisable Options
Weighted
		average	Weighted	Weighted
	Number	remaining	average	average	Aggregate	Aggregate
	of	contractual	exercise	exercise	intrinsic	intrinsic
	Options	life in years	price	price	value	value
	(in thousands)		€	US$	€	US$

Options for preference shares	38	1.89	19.26	25.41	865	1,141
Options for ordinary shares	4,389	2.42	31.26	41.25	92,368	121,870

Schedule of stock options fair value assumptions
	2012	2011

Expected dividend yield	1.61%	1.62%
Risk-free interest rate	1.09%	2.55%
Expected volatility	22.20%	22.22%
Expected life of options	8 years	8 years
Weighted average exercise price (in €)	57.15	52.45
Weighted average exercise price (in US-$)	75.41	67.87

Income Taxes (Tables)	12 Months Ended
Dec. 31, 2012
Income Taxes (Tables) [Abstract]
Schedule of income before income taxes by jurisdiction
	2012	2011	2010
Germany	$263,651	$344,267	$303,954
United States	1,356,094	1,122,800	1,084,756
Other	312,368	311,292	255,031
	$1,932,113	$1,778,359	$1,643,741

Schedule of income tax benefit from continuing operations by jurisdiction
	2012	2011	2010
Current:
Germany	$52,862	$67,484	$100,635
United States	342,250	278,634	355,739
Other	139,136	106,087	101,206
	534,248	452,205	557,580

Deferred:
Germany	10,478	14,565	(16,479)
United States	98,200	139,282	52,648
Other	(37,790)	(4,955)	(15,404)
	70,888	148,892	20,765
	$605,136	$601,097	$578,345

Schedule of income tax expense reconciliation
	2012	2011	2010

Expected corporate income tax expense	$554,613	$506,121	$471,836
Tax free income	(90,943)	(38,926)	(24,088)
Income from at equity investments	(2,133)	(6,883)	(550)
Tax rate differentials	137,527	140,079	118,495
Non-deductible expenses	19,961	4,536	6,934
Taxes for prior years	22,420	144	11,994
Change in valuation allowance	(19,680)	5,544	(2,259)
Noncontrolling partnership interests	(49,081)	(31,300)	(26,870)
Other	32,452	21,782	22,853
Actual income tax expense	$605,136	$601,097	$578,345
Effective tax rate	31.3%	33.8%	35.2%

Schedule of components of deferred tax assets
	2012	2011
Deferred tax assets:
Accounts receivable	$5,847	$5,943
Inventory	45,771	42,824
Property, plant and equipment, intangible and other non-current assets	65,370	70,652
Accrued expenses and other liabilities	329,967	265,624
Pensions	123,363	87,248
Net operating loss carryforwards, tax credit carryforwards and interest carryforwards	107,595	91,402
Derivatives	4,856	60,056
Stock-based compensation	24,758	24,191
Other	13,136	12,586
Total deferred tax assets	$720,663	$660,526
Less: valuation allowance	(44,191)	(80,418)
Net deferred tax assets	$676,472	$580,108

Deferred tax liabilities:
Accounts receivable	$17,036	$25,937
Inventory	11,847	10,899
Property, plant and equipment, intangible and other non-current assets	748,271	616,430
Accrued expenses and other liabilities	21,651	24,582
Derivatives	2,202	-
Other	128,403	103,107
Total deferred tax liabilities	929,410	780,955
Net deferred tax assets (liabilities)	$(252,938)	$(200,847)

Summary of operating loss carryforwards
2013	$18,821
2014	20,649
2015	13,540
2016	23,794
2017	43,723
2018	16,754
2019	18,313
2020	14,061
2021	8,052
2022 and thereafter	3,128
Without expiration date	96,446
Total	$277,281

Summary of income tax contingencies
Unrecognized tax benefits (net of interest)	2012	2011	2010

Balance at January 1,	$184,829	$375,900	$410,016
Increases in unrecognized tax benefits prior periods	13,232	24,046	12,782
Decreases in unrecognized tax benefits prior periods	(5,913)	(24,897)	(11,429)
Increases in unrecognized tax benefits current period	17,903	16,157	13,588
Changes related to settlements with tax authorities	(16,763)	(217,484)	(34,410)
Reductions as a result of a lapse of the statute of limitations	-	(3,100)	(129)
Foreign currency translation	(9,090)	14,207	(14,518)
Balance at December 31,	$184,198	$184,829	$375,900

Operating Leases (Tables)	12 Months Ended
Dec. 31, 2012
Operating Leases (Tables) [Abstract]
Schedule of the future minimum lease payments due
2013	$566,320
2014	506,512
2015	443,472
2016	375,843
2017	351,646
Thereafter	1,044,570
3,288,363

Financial Instrument (Tables)	12 Months Ended
Dec. 31, 2012
Financial Instruments (Tables) [Abstract]
Non-Derivative Financial Instruments

		2012		2011
	Fair Value	Carrying	Fair	Carrying	Fair
	Hierarchy	Amount	Value	Amount	Value

Assets
Cash and cash equivalents	1	$688,040	$688,040	$457,292	$457,292
Accounts Receivable	2	3,157,233	3,157,233	2,909,326	2,909,326
Long-term Notes Receivable(1)	3	-	-	234,490	233,514

Liabilities
Accounts payable	2	745,644	745,644	652,649	652,649
Short-term borrowings	2	117,850	117,850	98,801	98,801
Short-term borrowings from related parties	2	3,973	3,973	28,013	28,013
Long term debt, excluding Amended 2006 Senior Credit Agreement, Euro Notes and Senior Notes(2)	2	721,928	721,928	1,147,208	1,147,208
Credit Agreement 2012 and 2006	2	2,659,340	2,652,840	2,795,589	2,774,951
Senior Notes	2	4,743,442	5,296,325	2,883,009	2,989,307
Euro Notes	2	51,951	54,574	258,780	265,655
Noncontrolling interests subject to put provisions	3	523,260	523,260	410,491	410,491

(1) As of February 28, 2012, the loan to Renal Advantage Partners LLC and Liberty Dialysis, Inc. has been retired.
(2) This amount includes the non-current portion of a loan from a Fresenius SE subsidiary of $56,174 which is due on May 23, 2014 (see Note 3c "Related Party Transaction").

Derivative Financial Instruments Valuation
	December 31, 2012		December 31, 2011

	Assets(2)	Liabilities(2)	Assets(2)	Liabilities(2)
Derivatives in cash flow hedging relationships (1)
Current
Foreign exchange contracts	7,839	(7,510)	4,117	(24,908)
Interest rate contracts	-	-	-	(130,579)
Non-current
Foreign exchange contracts	942	(187)	742	(3,706)
Interest rate contracts	-	(6,221)	-	(1,076)
Total	$8,781	$(13,918)	$4,859	$(160,269)

Derivatives not designated as hedging instruments (1)
Current
Foreign exchange contracts	23,396	(19,068)	56,760	(37,242)

Non-current
Foreign exchange contracts	132	(292)	1,382	(1,459)
Total	$23,528	$(19,360)	$58,142	$(38,701)

(1) As of December 31, 2012 and December 31, 2011, the valuation of the Company's derivatives was determined using Significant Other Observable Inputs (Level 2) in accordance with the fair value hierarchy levels established in U.S. GAAP.
(2) Derivative instruments are marked to market each reporting period resulting in carrying amounts being equal to fair values at the reporting date.

Effect of Derivatives on the Consolidated Financial Statements
The Effect of Derivatives on the Consolidated Financial Statements

	Amount of Gain or (Loss) Recognized in OCI on Derivatives		Location of (Gain) or Loss Reclassified from AOCI in Income	Amount of (Gain) or Loss Reclassified from AOCI in Income
Derivatives in Cash Flow Hedging Relationships

	(Effective Portion) for the year ended December 31,				(Effective Portion) for the year ended December 31,
	2012	2011	(Effective Portion)	2012	2011

Interest rate contracts	$(16,762)	$(80,678)	Interest income/expense	$23,779	$5,946
Foreign exchange contracts	21,834	(23,452)	Costs of Revenue	(5,414)	(4,262)
Foreign exchange contracts			Interest income/expense	582	-

	$5,072	$(104,130)		$18,947	$1,684

Derivatives not Designated as Hedging Instruments		Amount of (Gain) or Loss Recognized in Income on Derivatives for the year ended December 31,
	Location of (Gain) or Loss Recognized in Income on Derivatives

		2012	2011

Foreign exchange contracts	Selling, general and administrative expense
		$(8,804)	$(76,496)
Foreign exchange contracts	Interest income/expense	8,033	6,598

		$(771)	$(69,898)

Other Comprehensive Income (Tables)	12 Months Ended
Dec. 31, 2012
Other Comprehensive Income (Tables) [Abstract]
Schedule of components of comrehensive income

	Pretax	Tax effect	Net, before non-controlling interests	Non-controlling interests	Other comprehensive income (loss), net of tax
Year ended December 31, 2010
Other comprehensive income (loss) relating to cash flow hedges:
Changes in fair value of cash flow hedges during the period	$(15,662)	$2,241	$(13,421)	$-	$(13,421)
Reclassification adjustments	7,553	(1,928)	5,625	-	5,625
Total other comprehensive income (loss) relating to cash flow hedges	(8,109)	313	(7,796)	-	(7,796)
Foreign-currency translation adjustment	(113,379)	-	(113,379)	2,491	(110,888)
Defined benefit pension plans:
Actuarial (loss) gain on defined benefit pension plans	(40,967)	14,601	(26,366)	-	(26,366)
Reclassification adjustments	5,313	(2,093)	3,220	-	3,220
Total other comprehensive income (loss) relating to defined benefit pension plans	(35,654)	12,508	(23,146)	-	(23,146)
Other comprehensive income (loss)	$(157,142)	$12,821	$(144,321)	$2,491	$(141,830)

Year ended December 31, 2011
Other comprehensive income (loss) relating to cash flow hedges:
Changes in fair value of cash flow hedges during the period	$(104,130)	$41,825	$(62,305)	$-	$(62,305)
Reclassification adjustments	1,684	(796)	888	-	888
Total other comprehensive income (loss) relating to cash flow hedges	(102,446)	41,029	(61,417)	-	(61,417)
Foreign-currency translation adjustment	(179,987)	-	(179,987)	(1,247)	(181,234)
Defined benefit pension plans:
Actuarial (loss) gain on defined benefit pension plans	(90,643)	34,930	(55,713)	-	(55,713)
Reclassification adjustments	8,737	(3,342)	5,395	-	5,395
Total other comprehensive income (loss) relating to defined benefit pension plans	(81,906)	31,588	(50,318)	-	(50,318)
Other comprehensive income (loss)	$(364,339)	$72,617	$(291,722)	$(1,247)	$(292,969)

Year ended December 31, 2012
Other comprehensive income (loss) relating to cash flow hedges:
Changes in fair value of cash flow hedges during the period	$5,072	$(21,171)	$(16,099)	$-	$(16,099)
Reclassification adjustments	18,947	(4,968)	13,979	-	13,979
Total other comprehensive income (loss) relating to cash flow hedges	24,019	(26,139)	(2,120)	-	(2,120)
Foreign-currency translation adjustment	63,982	-	63,982	(179)	63,803
Defined benefit pension plans:
Actuarial (loss) gain on defined benefit pension plans	(121,512)	42,159	(79,353)	-	(79,353)
Reclassification adjustments	18,334	(7,189)	11,145	-	11,145
Total other comprehensive income (loss) relating to defined benefit pension plans	(103,178)	34,970	(68,208)	-	(68,208)
Other comprehensive income (loss)	$(15,177)	$8,831	$(6,346)	$(179)	$(6,525)

Other Comprehensive Income (Loss) (Tables 1)	12 Months Ended
Dec. 31, 2012
Other Comprehensive Incomes (Loss)
Changes in Accumulated Other comprehensive income (loss)

	Gains and (losses) on cash flow hedges	Pension obligations	Foreign-currency translation adjustment	Total, before non-controlling interests	Non-controlling interests	Total
Balance January 1, 2010	$(67,008)	$(37,751)	$55,035	$(49,724)	$1,804	$(47,920)
Other comprehensive income before reclassifications	(13,421)	(26,366)	(113,379)	(153,166)	2,491	(150,675)
Amounts reclassified from Accumulated Other comprehensive income	5,625	3,220	-	8,845	-	8,845
Net current-period other comprehensive income	(7,796)	(23,146)	(113,379)	(144,321)	2,491	(141,830)
Balance December 31, 2010	$(74,804)	$(60,897)	$(58,344)	$(194,045)	$4,295	$(189,750)
Other comprehensive income before reclassifications	(62,305)	(55,713)	(179,987)	(298,005)	(1,247)	(299,252)
Amounts reclassified from Accumulated Other comprehensive income	888	5,395	-	6,283	-	6,283
Net current-period other comprehensive income	(61,417)	(50,318)	(179,987)	(291,722)	(1,247)	(292,969)
Balance December 31, 2011	$(136,221)	$(111,215)	$(238,331)	$(485,767)	$3,048	$(482,719)
Other comprehensive income before reclassifications	(16,099)	(79,353)	63,982	(31,470)	(179)	(31,649)
Amounts reclassified from Accumulated Other comprehensive income	13,979	11,145	-	25,124	-	25,124
Net current-period other comprehensive income	(2,120)	(68,208)	63,982	(6,346)	(179)	(6,525)
Balance December 31, 2012	$(138,341)	$(179,423)	$(174,349)	$(492,113)	$2,869	$(489,244)

Reclassifications out of Accumulated Other comprehensive income
	2012	2011	2010	Affected Line Item in the Statement Where Net Income is Presented

Details about Accumulated Other comprehensive income Components	Amount of (Gain) or Loss Reclassified from Accumulated Other comprehensive income
(Gains) and losses on cash flow hedges
Interest rate contracts	$23,779	$5,946	$-	Interest income/expense
foreign exchange contracts	(5,414)	(4,262)	7,553	Costs of Revenue
foreign exchange contracts	582	-	-	Interest income/expense
	18,947	1,684	7,553	Total before tax
	(4,968)	(796)	(1,928)	Tax expense or benefit
	$13,979	$888	$5,625	Net of tax

Amortization of defined benefit pension items
Actuarial (gains)/losses	$18,334	$8,737	$5,313	(a)
	18,334	8,737	5,313	Total before tax
	(7,189)	(3,342)	(2,093)	Tax expense or benefit
	$11,145	$5,395	$3,220	Net of tax

Total reclassifications for the period	$25,124	$6,283	$8,845	Net of tax

(a) These Accumulated Other comprehensive income Components are included in the computation of net periodic pension cost (see pension footnote for additional details).

Business Segment Information (Tables)	12 Months Ended
Dec. 31, 2012
Business Segment Information (Tables) [Abstract]
Schedule of segment reporting information by segment
	North America	International	Segment Total	Corporate	Total
2012

Net revenue external customers	$9,031,108	$4,740,132	$13,771,240	$29,042	$13,800,282
Inter - segment revenue	10,072	-	10,072	(10,072)	-
Revenue	9,041,180	4,740,132	13,781,312	18,970	13,800,282
Depreciation and amortization	(310,216)	(175,504)	(485,720)	(117,176)	(602,896)
Operating Income	1,615,348	809,269	2,424,617	(206,044)	2,218,573
Income (loss) from equity method investees	23,408	919	24,327	(6,885)	17,442
Segment assets(1)	14,170,453	5,892,477	20,062,930	2,263,068	22,325,998
thereof investments in equity method investees	266,521	378,626	645,147	(7,774)	637,373
Capital expenditures, acquisitions and investments (2)	2,147,522	230,888	2,378,410	175,808	2,554,218

2011

Net revenue external customers	$7,925,472	$4,627,950	$12,553,422	$17,093	$12,570,515
Inter - segment revenue	9,196	-	9,196	(9,196)	-
Revenue	7,934,668	4,627,950	12,562,618	7,897	12,570,515
Depreciation and amortization	(269,055)	(173,600)	(442,655)	(114,628)	(557,283)
Operating Income	1,435,450	807,437	2,242,887	(167,995)	2,074,892
Income (loss) from equity method investees	32,387	69	32,456	(1,497)	30,959
Segment assets(3)	11,761,777	5,589,421	17,351,198	2,181,652	19,532,850
thereof investments in equity method investees	322,990	370,447	693,437	(1,412)	692,025
Capital expenditures, acquisitions and investments (4)	1,055,183	1,161,825	2,217,008	166,176	2,383,184

2010

Net revenue external customers	$7,920,441	$3,923,301	$11,843,742	$452	$11,844,194
Inter - segment revenue	5,419	-	5,419	(5,419)	-
Revenue	7,925,860	3,923,301	11,849,161	(4,967)	11,844,194
Depreciation and amortization	(254,205)	(148,852)	(403,057)	(100,167)	(503,224)
Operating Income	1,385,651	677,630	2,063,281	(139,476)	1,923,805
Income (loss) from equity method investees	8,753	196	8,949	-	8,949
Segment assets	11,720,495	4,787,479	16,507,974	586,687	17,094,661
thereof investments in equity method investees	243,452	6,921	250,373	-	250,373
Capital expenditures, acquisitions and investments (5)	448,327	559,774	1,008,101	279,866	1,287,967

(1) If production were still managed within the segments, as it was in 2010, segment assets would have been $15,261,647 in North America, $6,631,674 in International and $432,677 in Corporate in 2012.
(2) North America and International acquisitions exclude $484,699 and $6,624, respectively, of non-cash acquisitions and investments for 2012.
(3) If production were still managed within the segments, as it was in 2010, segment assets would have been $12,805,094 in North America, $6,212,698 in International and $515,058 in Corporate in 2011.
(4) North America and International acquisitions exclude $6,000 and $225,034, respectively, of non-cash acquisitions and investments for 2011.
(5) North America, International and Corporate acquisitions exclude $122,847, $32,935 and $2,125, respectively, of non-cash acquisitions and investments for 2010.

The Company and Basis of Presentation (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Variable Interest Entity [Line Items]
Trade accounts receivable	$ 3,019,424	$ 2,798,318
Other current assets	476,147	414,612
Goodwill	11,421,889	9,186,650	159,949
Equity	8,942,506	7,901,552
Revenue	13,800,282	12,570,515	11,844,194
Funding provided to VIEs through loans and accounts receivable	0	147,900	110,600
Nature of activity with the VIEs	The Company entered into various arrangements with certain dialysis clinics and a dialysis product distributor to provide management services, financing and product supply. The dialysis clinics and the dialysis product distributor have either negative equity or are unable to provide their own funding and operations. Therefore, the Company has agreed to fund their operations through loans. The compensation for the funding can carry interest, exclusive product supply agreements or the Company is entitled to a pro rata share of profits, if any, and has a right of first refusal in the event the owners sell the business or assets. These clinics and the dialysis product distributor are VIEs in which the Company has been determined to be the primary beneficiary and which therefore have been fully consolidated.
Interest Costs Incurred [Abstract]
Interest Costs, Capitalized During Period	0	3,784	5,918
Variable Interest Entity [Member]
Variable Interest Entity [Line Items]
Trade accounts receivable	85,458	73,172
Other current assets	58,329	65,576
Property, plant and equipment, intangible assets and other noncurrent assets	24,298	25,978
Goodwill	31,678	52,251
Accounts payable, accrued expenses and other liabilities	120,753	148,924
Noncurrent loans to related parties	12,998	13,000
Equity	66,013	55,053
Revenue	$ 0	$ 195,296	$ 132,697

Acquisition of Liberty Dialysis Holdings (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Business Acquisition [Line Items]
Description of acquired entity	On February 28, 2012, the Company acquired 100% of the equity of Liberty Dialysis Holdings, Inc. (“LD Holdings”), the owner of Liberty Dialysis and owner of a 51% stake in Renal Advantage Partners, LLC (the “Liberty Acquisition”) and accounted for this transaction as a business combination, subject to finalization of the acquisition accounting which will be finalized when certain information arranged to be obtained has been received. LD Holdings mainly provides dialysis services in the United States through the 263 clinics it owns (the “Acquired Clinics”). As we expressly disclose in the Form 20-F (see Item 4B, “Information on the Company – Business Overview – Our Strategy and Competitive Strengths,”) it is part of our stated strategy to expand and complement our existing business through acquisitions. Generally, these acquisitions do not change our business model and are easy to integrate without disruption to our existing business, requiring little or no realignment of our structures. The Liberty Acquisition is consistent in this regard as it involves the acquisition of dialysis clinics, a business in which we are already engaged and, therefore, merely supplements our existing business. Total consideration for the Liberty Acquisition was $2,180,029, consisting of $1,695,330 cash, net of cash acquired and $484,699 non-cash consideration. Accounting standards for business combinations require previously held equity interests to be fair valued with the difference to book value to be recognized as a gain or loss in income. Prior to the Liberty Acquisition, the Company had a 49% equity investment in Renal Advantage Partners, LLC, the fair value of which, $201,915, is included as non-cash consideration. The estimated fair value has been determined based on the discounted cash flow method, utilizing an approximately 13% discount rate. In addition to the Company’s investment, it also had a loan receivable of $279,793 from Renal Advantage Partners, LLC which was retired as part of the transaction.
Trade accounts receivable	$ 3,019,424	$ 2,798,318
Other current assets	937,761	1,035,366
Deferred tax assets	720,663	660,526
Property, plant and equipment	532
Goodwill	11,421,889	9,186,650	159,949
Income tax payable and deferred taxes	150,003	162,354
Revenue	13,800,282	12,570,515	11,844,194
Operating income	2,218,573	2,074,892	1,923,805
Liberty Dialysis Holdings [Member]
Business Acquisition [Line Items]
Assets held for sale	164,068
Trade accounts receivable	156,443
Other current assets	20,488
Deferred tax assets	14,932
Property, plant and equipment	167,360
Intangible assets and other assets	84,056
Goodwill	1,999,862
Accounts payable, accrued expenses and other current liabilities	(116,153)
Income tax payable and deferred taxes	(42,697)
Short-term borrowings from related parties	(72,101)
Other liabilities	(29,800)
Noncontrolling interests (subject and not subject to put provisions)	(165,100)
Total acquisition cost	2,181,358
Investment at acquisition date	(201,915)
Long-term Notes Receivable	(282,784)
Total non-cash items	$ (484,699)

Acquisition of Liberty Dialysis Holdings - Pro Forma (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
ProForma
Pro forma net revenue	$ 13,900,540	$ 13,215,111
Pro forma net income attributable to the shareholders of FMC-AG & co. KGaA	$ 1,054,872	$ 1,077,218

Acquisitions and Investments (Details)	12 Months Ended
Dec. 31, 2012
Business Acquisition [Line Items]
Description of acquired entity	On February 28, 2012, the Company acquired 100% of the equity of Liberty Dialysis Holdings, Inc. (“LD Holdings”), the owner of Liberty Dialysis and owner of a 51% stake in Renal Advantage Partners, LLC (the “Liberty Acquisition”) and accounted for this transaction as a business combination, subject to finalization of the acquisition accounting which will be finalized when certain information arranged to be obtained has been received. LD Holdings mainly provides dialysis services in the United States through the 263 clinics it owns (the “Acquired Clinics”). As we expressly disclose in the Form 20-F (see Item 4B, “Information on the Company – Business Overview – Our Strategy and Competitive Strengths,”) it is part of our stated strategy to expand and complement our existing business through acquisitions. Generally, these acquisitions do not change our business model and are easy to integrate without disruption to our existing business, requiring little or no realignment of our structures. The Liberty Acquisition is consistent in this regard as it involves the acquisition of dialysis clinics, a business in which we are already engaged and, therefore, merely supplements our existing business. Total consideration for the Liberty Acquisition was $2,180,029, consisting of $1,695,330 cash, net of cash acquired and $484,699 non-cash consideration. Accounting standards for business combinations require previously held equity interests to be fair valued with the difference to book value to be recognized as a gain or loss in income. Prior to the Liberty Acquisition, the Company had a 49% equity investment in Renal Advantage Partners, LLC, the fair value of which, $201,915, is included as non-cash consideration. The estimated fair value has been determined based on the discounted cash flow method, utilizing an approximately 13% discount rate. In addition to the Company’s investment, it also had a loan receivable of $279,793 from Renal Advantage Partners, LLC which was retired as part of the transaction.

Related Party Transactions (Details) In Thousands, unless otherwise specified	Dec. 31, 2012 USD ($)	Dec. 31, 2011 USD ($)	Dec. 31, 2012 Maximum [Member] USD ($)	Dec. 31, 2011 Maximum [Member] USD ($)	Dec. 31, 2012 Minimum [Member] USD ($)	Dec. 31, 2011 Minimum [Member] USD ($)	Dec. 31, 2012 Fresenius SE [Member] USD ($)	Dec. 31, 2012 Fresenius SE [Member] EUR (€)	Dec. 31, 2012 Fresenius SE [Member] Cash Pooling Agreement [Member] USD ($)	Dec. 31, 2012 Fresenius SE [Member] Cash Pooling Agreement [Member] EUR (€)	Dec. 31, 2012 Fresenius SE [Member] Taxes Payable [Member] USD ($)	Dec. 31, 2012 Fresenius SE [Member] Taxes Payable [Member] EUR (€)	Dec. 31, 2012 General Partner [Member] USD ($)	Dec. 31, 2012 General Partner [Member] EUR (€)	Dec. 31, 2011 Equity Method Investees [Member] Sales To Related Party [Member] USD ($)
Related Party Transactions [Line Items]
Amount of transaction			$ 181,900	$ 86,547	$ 17,900	$ 10,000									$ 21,076
Due to related parties	$ 123,350	$ 111,226					$ 150,889	€ 104,400	$ 35,554	€ 24,600	$ 8,306	€ 5,747	$ 2,168	€ 1,500
Interest rate			2.68%	1.88%	1.83%	0.97%	0.25%	0.25%	1.94%	1.94%	6.00%	6.00%	1.34%	1.34%
Date of repayment							Jul 31, 2011	Jul 31, 2011	Jan 3, 2011	Jan 3, 2011			Aug 19, 2011	Aug 19, 2011

Inventories (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Inventories (Details) [Abstract]
Raw materials and purchased components	$ 171,373	$ 163,030
Work in process	83,258	60,128
Finished goods	627,338	610,569
Health care supplies	154,840	133,769
Inventories	1,036,809	967,496
Epo Disclosures [Abstract]
EPO Inventories	47,654	32,987
Unrecorded Unconditional Purchase Obligation [Line Items]
Unrecorded Unconditional Purchase Obligation, Due within One Year	2,598,132	2,164,532	2,414,214
Unrecorded Unconditional Purchase Obligation, Due within Two Years	532,974	374,083	407,889
Unrecorded Unconditional Purchase Obligation, Description	The Company has a decreased purchase obligation of 242,658 due to the renegotiation of certain supply contracts in 2011.
Unrecorded Unconditional Purchase Obligation Change In Purchase Obligation	$ 242,658

Prepaid Expenses and Other Current Assets (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Prepaid Expenses And Other Current Assets (Details) [Abstract]
Rebates		$ 185,152
Taxes Refundable		180,721
Derivatives	31,235	60,877
Payments on account	35,660	40,476
Prepaid rent	44,894	39,468
Leases receivable	46,198	38,175
Other	476,147	414,612
Prepaid insurance	24,803	14,163
Prepaid Deposit	20,903	16,538
Prepaid royalties	47,137	45,184
Total prepaid expenses and other current assets	$ 937,761	$ 1,035,366

Property, Plant and Equipment (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	$ 532
Accumulated depreciation	(3,134,863)	(2,770,873)
Property, plant and equipment, net	2,940,603	2,629,701
Depreciation expense	515	479	433
Land and Land Improvements [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	54,775	53,147
Building and Building Improvements [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	2,257,002	1,975,839
Machinery and Equipment [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	3,470,972	3,060,132
Assets Held under Capital Leases [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	36,316	36,450
Construction in Progress [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	$ 256,401	$ 275,006

Intangible Assets and Goodwill (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Amortization Expense [Abstract]
Finite-Lived Intangible Assets, Amortization Expense	$ 87,441	$ 77,845	$ 70,294
Finite-Lived Intangible Assets, Future Amortization Expense [Abstract]
2012	83,685
2013	79,719
2014	77,507
2015	75,567
2016	71,060
Indefinite Lived Intangible Assets [Line Items]
Carrying Amount	218,055	217,982
Intangible Assets	710,116	686,652
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	1,124,041	1,024,000
Accumulated Amortization	(631,980)	(555,330)
Goodwill [Roll Forward]
Goodwill	9,186,650	159,949
Goodwill acquired	0	0
Reclassifications	5,188	247,480
Foreign Currency Translation Adjustment	390	510
Goodwill	11,421,889	9,186,650	159,949
North America [Member]
Goodwill [Roll Forward]
Goodwill	7,314,622	7,024,745
Goodwill acquired	2,172,181	517,213
Reclassifications	0	(226,900)
Foreign Currency Translation Adjustment	210	(436)
Goodwill	9,487,013	7,314,622
International [Member]
Goodwill [Roll Forward]
Goodwill	1,464,089	955,774
Goodwill acquired	21,106	626,863
Reclassifications	(5,188)	(20,449)
Foreign Currency Translation Adjustment	41,352	(98,099)
Goodwill	1,521,359	1,464,089
Reporting Segment Domain [Member]
Goodwill [Roll Forward]
Goodwill	8,778,711	7,980,519
Goodwill acquired		1,144,076
Reclassifications	(5,188)	(247,349)
Foreign Currency Translation Adjustment	41,562	(98,535)
Goodwill	11,008,372	8,778,711
Noncompete Agreements [Member]
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	317,080	257,466
Accumulated Amortization	(213,639)	(186,659)
Developed Technology Rights [Member]
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	107,696	110,866
Accumulated Amortization	(40,849)	(32,582)
License and distribution agreements [Member]
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	225,393	223,828
Accumulated Amortization	(98,757)	(80,622)
Self-developed software [Member]
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	72,328	55,600
Accumulated Amortization	(32,496)	(28,193)
Other intangible assets category [Member]
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	343,867	317,579
Accumulated Amortization	(246,239)	(227,274)
Construction in Progress [Member]
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	57,677	58,661
Tradename [Member]
Indefinite Lived Intangible Assets [Line Items]
Intangible Assets	209,712	209,640
Management contracts [Member]
Indefinite Lived Intangible Assets [Line Items]
Intangible Assets	$ 8,343	$ 8,342

Accrued Expenses and Other Current Liabilities (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Accrued Expenses And Other Liabilities (Details) [Abstract]
Accrued salaries, wages and incentive plan compensations	$ 481,920	$ 420,613
Unapplied cash and receivable credits	198,834	158,006
Accrued insurance	187,254	162,149
Derivative financial instruments	26,578	192,729
Special charge for legal matters	115,000	115,000
Other	478,667	429,867
Interest Accrual	111,532	74,821
Accrued Operating Expenses	91,529	71,324
Total accrued expenses and other current liabilities	$ 1,787,471	$ 1,704,273

Short-term Borrowings and Other Financial Liabilities and Short-term Borrowings from Related Parties (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Short Term Borrowings Other Financial Liabilities And Short Term Borrowings From Related Parties (Details) [Abstract]
Borrowings under lines of credit	$ 117,850	$ 91,899
Other financial liabilities		6,902
Related Party Transaction [Line Items]
Interest Expense Related Party	2,362	179	3,388
Short-term borrowings and other financial liabilities	117,850	98,801
Short Term Borrowings Due To Related Parties Current	3,973	28,013
Short-term borrowings, Other financial liabilities and Short-term borrowings from related parties	121,823	126,814
Lines of credit weighted average interest rate	4.88%	4.19%
Other commercial bank agreements, amounts available	234,005	234,370
Accounts receivable facility, weighted average interest rate	1.86%	1.86%
Maximum [Member]
Related Party Transaction [Line Items]
Related Party Transaction Amounts Of Transaction	181,900	86,547
Related Party Transaction Rate	2.68%	1.88%
Minimum [Member]
Related Party Transaction [Line Items]
Related Party Transaction Amounts Of Transaction	$ 17,900	$ 10,000
Related Party Transaction Rate	1.83%	0.97%
Fresenius SE [Member]
Related Party Transaction [Line Items]
Related Party Transaction Rate	0.25%
General Partner [Member]
Related Party Transaction [Line Items]
Related Party Transaction Rate	1.34%

Long-term Debt and Capital Lease Obligations (Details) In Thousands, unless otherwise specified	12 Months Ended													12 Months Ended		12 Months Ended			12 Months Ended						12 Months Ended		12 Months Ended																		12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2011 USD ($)	Dec. 31, 2012 EUR (€)	Dec. 31, 2012 Revolving Credit Facility [Member] USD ($)	Dec. 31, 2012 Long Term Debt [Member] USD ($)	Dec. 31, 2012 Amended 2006 Senior Credit Agreement [Member] USD ($)	Dec. 31, 2011 Amended 2006 Senior Credit Agreement [Member] USD ($)	Dec. 31, 2012 Term Loan A [Member] USD ($)	Dec. 31, 2011 Term Loan A [Member] USD ($)	Dec. 31, 2012 Term Loan B [Member] USD ($)	Dec. 31, 2011 Term Loan B [Member] USD ($)	Dec. 31, 2012 Senior Notes [Member] USD ($)	Dec. 31, 2011 Senior Notes [Member] USD ($)	Dec. 31, 2012 Senior Notes 6.875 Percent [Member] USD ($)	Dec. 31, 2011 Senior Notes 6.875 Percent [Member]	Dec. 31, 2012 Senior Notes 5.5 Percent [Member] USD ($)	Dec. 31, 2012 Senior Notes 5.5 Percent [Member] EUR (€)	Dec. 31, 2010 Senior Notes 5.5 Percent [Member] USD ($)	Dec. 31, 2012 Senior Notes 5.75 Percent [Member] USD ($)	Dec. 31, 2011 Senior Notes 5.75 Percent [Member] USD ($)	Dec. 31, 2012 Senior Notes 5.25 Percent [Member] USD ($)	Dec. 31, 2011 Senior Notes 5.25 Percent [Member] USD ($)	Dec. 31, 2012 Senior Notes 5.25 Percent [Member] EUR (€)	Dec. 31, 2011 Senior Notes 5.25 Percent [Member] EUR (€)	Dec. 31, 2012 Senior Notes 650 Percent Euro [Member] USD ($)	Dec. 31, 2012 Senior Notes 650 Percent Euro [Member] EUR (€)	Dec. 31, 2012 Senior Notes 650 Percent Dollar [Member] USD ($)	Dec. 31, 2011 Senior Notes 650 Percent Dollar [Member] USD ($)	Dec. 31, 2012 Senior Notes Variable Rate Euro [Member] USD ($)	Dec. 31, 2011 Senior Notes Variable Rate Euro [Member] USD ($)	Dec. 31, 2012 Senior Notes Variable Rate Euro [Member] EUR (€)	Dec. 31, 2012 Euro Notes [Member] USD ($)	Dec. 31, 2012 Euro Notes [Member] EUR (€)	Dec. 31, 2011 Euro Notes [Member] USD ($)	Dec. 31, 2012 EIB Agreements [Member] USD ($)	Dec. 31, 2011 EIB Agreements [Member] USD ($)	Dec. 31, 2012 EIB Revolving Credit Facility [Member] USD ($)	Dec. 31, 2011 EIB Revolving Credit Facility [Member] USD ($)	Dec. 31, 2012 EIB Loan 2005 [Member] USD ($)	Dec. 31, 2011 EIB Loan 2005 [Member] USD ($)	Dec. 31, 2012 EIB Loan 2006 [Member] USD ($)	Dec. 31, 2011 EIB Loan 2006 [Member] USD ($)	Dec. 31, 2012 EIB Loan 2009 [Member] USD ($)	Dec. 31, 2011 EIB Loan 2009 [Member] USD ($)	Dec. 31, 2012 Senior Notes 2012 USD [Member] USD ($)	Dec. 31, 2012 Senior Notes EUR 2012 [Member] EUR (€)	Dec. 31, 2012 US Finance II 2012 Notes [Member] USD ($)
Debt Instrument [Line Items]
Senior Credit Agreement						$ 2,659,340	$ 2,795,589
Senior Long Term Notes												4,743,442	2,883,009																			51,951		258,780	324,334	345,764
Capital lease obligations	15,618	17,993
Other	219,976	248,951
Long-term debt and capital lease obligations	8,176,661	7,084,586
Less current maturities	(334,747)	(1,589,776)
Total long-term debt less current maturities	7,841,914	5,494,810
Revolving credit maximum amount available	600,000	1,200,000																																			90,812	115,812
Revolving credit balance outstanding		58,970	659,700																																						118,746	116,451
Maximum amount available	324,334	345,764				3,859,700			1,215,000	2,600,000	1,521,619																												48,806	48,806			65,970	64,695
Balance outstanding	59,340					2,659,340			1,215,000	2,600,000	1,521,619
Line of credit outstanding which reduces available borrowings under the revolving credit facility	77,188	180,766
Interest rate																																										0.43%	0.68%
Maturity date, range start	3.50
Maturity date, range end	5.50
Senior Notes Issued February 2011 [Abstract]
Issuance date																				2011-02-03		2021-02-15
Issuer																				Fresenius Medical Care US Finance, Inc.		FMC Finance VII S.A.
Face amount	700,000		250,000	1,000,000	27,193			1,365,000	50,000					500,000			250,000	353,300	650,000	650,000		412,350	300,000	300,000		400,000	400,000				100,000	258,780	200,000												800,000	250,000	700,000
Stated interest rate														6.88%			5.50%		5.75%	5.75%		5.25%	5.25%			6.50%	6.50%				3.71%														0.56%	0.53%	0.59%
Effective interest rate															7.13%			5.75%		99.06%								98.62%
Maturity date	Jul 31, 2019													Jul 15, 2017		Jul 15, 2016			Feb 15, 2021		Feb 16, 2021	Feb 15, 2021			Sep 15, 2018		Sep 15, 2018		Oct 15, 2016																Jul 31, 2019	Jul 31, 2019	Jan 31, 2022
Proceeds from debt issuance														496,006		327,420			645,061		395,820	1,035,000			521,834		395,511	549,160	131,940	137,760															800,000	329,850	700,000
Accounts receivable facility		534,500
Annual Payments [Abstract]
2012	334,747
2013	529,065
2014	232,378
2015	828,523
2016	2,461,714
Thereafter	3,812,012
Total	$ 8,198,439

Employee Benefit Plans (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Defined Benefit Pension Plans and Defined Benefit Postretirement Plans Disclosure [Abstract]
Pension Contributions	$ 4,604
Expected Funding for 2012	10,307
Change in benefit obligations
Service cost	10,704	10,625	7,982
Interest cost	26,194	24,822	22,615
Actuarial (gain) loss	122,800	69,769
Benefits paid	(21,883)	(11,797)
Change in plan assets
Fair value of plan assets at end of year	218,990	232,325
Actual return on plan assets	18,356	(4,174)
Employer contributions	10,804	556
Benefits paid, fair value	(19,757)	(9,717)
Fair value of plan assets at end of year	228,393	218,990	232,325
Amounts recognized in consolidated balance sheets
Pension liabilities, current	3,693	3,262
Pension liabilities, noncurrent	423,361	290,493
Pension plan with an accumulated benefit obliagation in excess of plan assets
Accumulated benefit obligation for all defined benefit plans	616,572	486,143
Accumulated benefit obligation for all defined benefit plans with an obligation in excess of plan assets	$ 616,572	$ 486,143

Employee Benefit Plans (Details 1) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Domestic Pension Plans of Foreign Entity, Defined Benefit [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Benefit Obligation	$ 231,938	$ 160,449
United States Pension Plans of US Entity, Defined Benefit [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Benefit Obligation	$ 423,509	$ 352,296

Employee Benefit Plans (Details 2) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Pre-tax changes recognized in Accumulated Other Comprehensive Income (AOCI) [Abstract]
Adjustments related to pensions beginning balance		$ 102,872
Additions	119,685	91,693
Releases	(18,334)	(8,737)
Foreign currency translation adjustment	1,827	(1,050)
Adjustments related to pensions ending balance	287,956	184,778
Pension and Other Postretirement Benefit Plans, Amounts that Will be Amortized from Accumulated Other Comprehensive Income (Loss) in Next Fiscal Year [Abstract]
Actuarial losses to be amortized in the net periodic pension cost	25,646
Defined Benefit Plan, Weighted Average Assumptions Used in Calculating Benefit Obligation [Abstract]
Discount rate	5.10%	5.70%
Rate of compensation increase	3.69%	4.00%
Components Of Net Periodic Benefit Cost [Abstract]
Service cost	10,704	10,625	7,982
Interest cost	26,194	24,822	22,615
Expected return on plan assets	(15,241)	(17,750)	(17,453)
Amortization of unrealized losses	18,334	8,737	5,313
Net periodic benefit costs	39,991	26,434	18,457
Defined Benefit Plan, Weighted Average Assumptions Used in Calculating Net Periodic Benefit Cost [Abstract]
Discount rate	5.10%	5.70%	6.00%
Expected return on plan assets	7.00%	7.50%	7.50%
Rate of compensation increase	3.70%	4.00%	4.01%
Defined Benefit Plan, Estimated Future Benefit Payments [Abstract]
2012	15,817
2013	17,320
2014	18,909
2015	20,723
2016	22,690
2017 - 2021	143,456
Defined Contribution Pension and Other Postretirement Plans Disclosure [Abstract]
Description of 401(k) plan	Most FMCH employees are eligible to join a 401(k) savings plan. Employees can deposit up to 75% of their pay up to a maximum of $16.5 if under 50 years old ($22.00 if 50 or over) under this savings plan. The Company will match 50% of the employee deposit up to a maximum Company contribution of 3% of the employee’s pay.
Defined Contribution Plan, Cost Recognized	$ 38,582	$ 33,741	$ 31,583

Employee Benefit Plans (Details 3) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2012 Equity Funds [Member]	Dec. 31, 2011 Equity Funds [Member]	Dec. 31, 2012 Government Bonds [Member]	Dec. 31, 2011 Government Bonds [Member]	Dec. 31, 2012 All Other Corporate Bonds [Member]	Dec. 31, 2011 All Other Corporate Bonds [Member]	Dec. 31, 2012 Other Bonds [Member]	Dec. 31, 2011 Other Bonds [Member]	Dec. 31, 2012 U S Treasury Money Market Funds [Member]	Dec. 31, 2011 U S Treasury Money Market Funds [Member]	Dec. 31, 2012 Cash Money Market And Mutual Funds [Member]	Dec. 31, 2011 Cash Money Market And Mutual Funds [Member]	Dec. 31, 2011 U S Bonds [Member]	Dec. 31, 2012 Fair Value, Inputs, Level 1 [Member]	Dec. 31, 2011 Fair Value, Inputs, Level 1 [Member]	Dec. 31, 2012 Fair Value, Inputs, Level 1 [Member] Government Bonds [Member]	Dec. 31, 2011 Fair Value, Inputs, Level 1 [Member] Government Bonds [Member]	Dec. 31, 2012 Fair Value, Inputs, Level 1 [Member] U S Treasury Money Market Funds [Member]	Dec. 31, 2011 Fair Value, Inputs, Level 1 [Member] U S Treasury Money Market Funds [Member]	Dec. 31, 2012 Fair Value, Inputs, Level 1 [Member] Cash Money Market And Mutual Funds [Member]	Dec. 31, 2011 Fair Value, Inputs, Level 1 [Member] Cash Money Market And Mutual Funds [Member]	Dec. 31, 2012 Significant Observable Inputs (Level 2)	Dec. 31, 2011 Significant Observable Inputs (Level 2)	Dec. 31, 2012 Significant Observable Inputs (Level 2) Equity Funds [Member]	Dec. 31, 2011 Significant Observable Inputs (Level 2) Equity Funds [Member]	Dec. 31, 2012 Significant Observable Inputs (Level 2) Government Bonds [Member]	Dec. 31, 2011 Significant Observable Inputs (Level 2) Government Bonds [Member]	Dec. 31, 2012 Significant Observable Inputs (Level 2) All Other Corporate Bonds [Member]	Dec. 31, 2011 Significant Observable Inputs (Level 2) All Other Corporate Bonds [Member]	Dec. 31, 2012 Significant Observable Inputs (Level 2) Other Bonds [Member]	Dec. 31, 2011 Significant Observable Inputs (Level 2) Other Bonds [Member]
Fair Value Measurements By Level [Line Items]
Equity investments		$ 58,511	$ 55,538																						$ 58,511	$ 55,538
Fixed income investments				9,859	6,612	152,332	143,782	457	483	2,975	6,600						8,504	5,025	2,975	6,600							1,355	1,587	152,332	143,782	457	483
Other types of investments												4,259	5,975								4,259	5,975
Total	$ 228,393													$ 218,990	$ 15,738	$ 17,600							$ 212,655	$ 201,390
Defined Benefit Plan, Information about Plan Assets [Abstract]
Investment policy	The Company´s overall investment strategy is to achieve a mix of approximately 98% of investments for long-term growth and 2% for near-term benefit payments with a wide diversification of asset types, fund strategies and fund managers.

Noncontrolling Interests Subject to Put Provisions (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2008
Noncontrolling Interests Subject To Put Provisions (Details) [Abstract]
Potential obligations under the put provisions	$ 523,260	$ 410,491
Temporary Equity [Line Items]
Noncontrolling interests subject to put provisions beginning balance	410,491
Dividends paid	(271,733)	(280,649)	(231,967)
Purchase (sale) of noncontrolling interests	59,787	3,789	11,032
Cash contributions from noncontrolling interests	(26,428)	(59,066)	(54,225)
Changes in fair value of noncontrolling interests	18,880	(86,233)	(24,222)
Net income attributable to noncontrolling interest	1,326,977	1,177,262	1,065,396
Other comprehensive income (loss), net of tax	(6,525)	(292,969)
Noncontrolling interests subject to put provisions ending balance	523,260	410,491
Put provisions exercisable	228,408
Noncontrolling interests subject to put provisions [Member]
Temporary Equity [Line Items]
Noncontrolling interests subject to put provisions beginning balance	410,491	279,709		231,303
Dividends paid	(114,536)	(43,104)	(38,964)
Purchase (sale) of noncontrolling interests	134,643	37,786	28,969
Cash contributions from noncontrolling interests	16,565	7,222	5,289
Changes in fair value of noncontrolling interests	(18,880)	86,233	24,222
Net income attributable to noncontrolling interest	94,718	42,857	28,839
Other comprehensive income (loss), net of tax	259	(212)
Noncontrolling interests subject to put provisions ending balance		$ 410,491	$ 279,709	$ 231,303

Sources Of Revenue (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Patient Service Revenue by Payor [Line Items]
Patient Service Revenue	$ 8,510,165	$ 7,337,133
Patient Service Revenue by Payor [Member]
Patient Service Revenue by Payor [Line Items]
Patient Service Revenue	4,029,773	3,391,339
Patient Service Revenue Private [Member]
Patient Service Revenue by Payor [Line Items]
Patient Service Revenue	3,605,081	3,139,468
Patient Service Revenue Medicaid [Member]
Patient Service Revenue by Payor [Line Items]
Patient Service Revenue	474,520	429,010
Patient Service Revenue Hospitals [Member]
Patient Service Revenue by Payor [Line Items]
Patient Service Revenue	$ 400,791	$ 377,316

Earnings Per Share (Details) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Numerators:
Income attributable to the Company	$ 1,186,809	$ 1,071,154	$ 978,517
Less: Dividend preference on Preference shares	102	110	104
Income available to all classes of shares	$ 1,186,707	$ 1,071,044	$ 978,413
Denominators:
Weighted average number of ordinary shares outstanding	301,139,652	299,012,744	296,808,978
Weighted average number of preference shares outstanding	3,969,307	3,961,617	3,912,348
Total weighted average shares outstanding	305,108,959	302,974,361	300,721,326
Potentially dilutive Ordinary shares	1,761,064	1,795,743	1,311,042
Potentially dilutive Preference shares	16,851	20,184	35,481
Total weighted average Ordinary shares outstanding assuming dilution	302,900,716	300,808,487	298,120,020
Total weighted average Preference shares outstanding assuming dilution	3,986,158	3,981,801	3,947,829

Stock Options (Details) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2011 USD ($)	Dec. 31, 2010 USD ($)	Dec. 31, 2012 Stock Option 2011 Plan [Member] EUR (€)	Dec. 31, 2012 Phantom Stock 2011 Plan [Member]	Dec. 31, 2012 Long Term Incentive Program 2011 [Member]	Dec. 31, 2011 Long Term Incentive Program 2011 [Member]	Dec. 31, 2010 Long Term Incentive Program 2011 [Member]	Dec. 31, 2012 Long Term Incentive Program 2011 [Member] Management Board General Partner [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Conditional capital increase				€ 12,000
Share based compensation expiration period				eight years	five years
Stock option vesting period				four years	four years
Performance target, EPS minimum increase				8.00%	8.00%
Awards granted		2,817,879	2,585,196			1,947,231	423,300	348,600	307,515
Convertible bonds, principal				10,240
Grants, non-voting preference shares				4,000,000
Convertible bonds, interest rate	5.50%
Share-based Compensation Arrangement by Share-based Payment Award, Award Expiration Dating				eight years	five years
Stock price target, excess of intial value	0.25
Number of days used to calculate the average price of the preference shares	30 days
Options Awarded		2,817,879	2,585,196			1,947,231	423,300	348,600	307,515
Employee Service Share-based Compensation, Aggregate Disclosures [Abstract]
Compensation expense	26,476		27,981
Compensation expense, deferred tax income	8,195	8,020	9,740
Share-based Compensation	$ 2,306	$ 2,603

Stock Options (Details 1) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2011 USD ($)	Dec. 31, 2010 USD ($)	Dec. 31, 2012 Common Stock, No par value [Member] USD ($)	Dec. 31, 2012 Common Stock, No par value [Member] EUR (€)	Dec. 31, 2012 Preferred Stock, No par value [Member] USD ($)	Dec. 31, 2012 Preferred Stock, No par value [Member] EUR (€)
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding [Roll Forward]
Stock options beginning balance				12,024,817	12,024,817
Awards granted		2,817,879	2,585,196
Options forfeited	$ 50,687	$ 50,921	$ 28,170
Share Based Compensation Arrangement By Share Based Payment Awards Option Vested And Expected To Vest [LineItems]
Number of options				4,389	4,389	38,000	38,000
Weighted average remaining contractual life in years				2.42	2.42	1.89	1.89
Aggregate intrinsic value				121,870	92,368	1,141	865
Unrecognized compensation costs related to non-vested options	51,096
Total compensation cost not yet recognized, period for recognition	1.9
Cash received from exercise of stock options	81,883	96,204	64,271
Intrinsic value of options exercised	50,687	50,921	28,170
Tax benefit received from exercise of stock options	$ 13,010	$ 13,313	$ 8,123

Stock Options (Details 2)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions and Methodology [Abstract]
Expected dividend yield	1.62%	1.98%
Risk - free interest rate	2.55%	2.28%
Expected volatility	22.22%	22.92%
Expected life of options	8	7

Income Taxes (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Income before income taxes is attributable to the following geographic locations:
Germany	$ 263,651	$ 344,267	$ 303,954
United States	1,356,094	1,122,800	1,084,756
Other	312,368	311,292	255,031
Income before income taxes	1,932,113	1,778,359	1,643,741
Current:
Germany	52,862	67,484	100,635
United States	342,250	278,634	355,739
Other	139,136	106,087	101,206
Total income tax expense current	534,248	452,205	557,580
Deferred:
Germany	10,478	14,565	(16,479)
United States	98,200	139,282	52,648
Other	(37,790)	(4,955)	(15,404)
Total income tax expense deferred	70,888	148,892	20,765
Income tax expense	605,136	601,097	578,345
Effective Income Tax Rate, Continuing Operations, Tax Rate Reconciliation [Abstract]
Federal corporation income tax base rate	15.00%	15.00%	15.00%
Federal corporation income tax solidarity surcharge	5.50%	5.50%	5.50%
Effective Income Tax Rate Reconciliation, at Federal Statutory Income Tax Rate	28.46%	28.71%	29.13%
German trade tax rate	12.64%	12.88%	13.30%
Deferred tax assets:
Accounts receivable, primarily due to allowance for doubtful accounts	5,847	5,943
Inventory, primarily due to additional costs capitalized for tax purposes, and inventory reserve accounts	45,771	42,824
Plant, equipment, intangible assets and other noncurrent assets, principally due to differences in depreciation and amortization	65,370	70,652
Accrued expenses and other liabilities for financial accounting purposes, not currently tax deductible	329,967	265,624
Net operating loss carryforwards, tax credit carryforwards and interest carryforwards	107,595	91,402
Derivatives	4,856	60,056
Stock-based compensation expense	24,758	24,191
Other	13,136	12,586
Total deferred tax assets	720,663	660,526
Less: valuation allowance [N]	(44,191)	(80,418)
Net deferred tax assets	676,472	580,108
Pensions	123,363	87,248
Deferred tax liabilities:
Accounts receivable	17,036	25,937
Inventory, primarily due to inventory reserve accounts for tax purposes	11,847	10,899
Accrued expenses and other liabilities for financial reporting purposes, not currently tax deductible	21,651	24,582
Plant, equipment and intangible assets, primarily due to differences in depreciation and amortization	748,271	616,430
Derivatives	2,202
Estimated future tax liabilities associtaed with earnings that are likely to be distributed in 2011 and following years		12,853
Undistributed earnings of foreign subsidiaries	4,289,651
German income tax on dividends and capital gains	1.40%
Unrecognized tax benefits (net of interest)
Beginning balance	184,829	375,900	410,016
Increases in unrecognized tax benefits prior periods	13,232	24,046	12,782
Decreases in unrecognized tax benefits prior periods	(5,913)	(24,897)	(11,429)
Increases in unrecognized tax benefits current period	17,903	16,157	13,588
Changes related to settlements with tax authorities	(16,763)	(217,484)	(34,410)
Reductions as a result of a lapse of the statute of limitations	0	(3,100)	(129)
Foreign currency translation	(9,090)	14,207	(14,518)
Ending balance	184,198	184,829	375,900
Unrecognized tax benefits which would affect the effective tax rate if recognized		162,010
Amount of potential reduction of unrecognized tax benefits		205,781
Estimated Reduction For Uncertain Tax Benefits In The Future	13,000
Valuation Allowance [Line Items]
Valuation allowance increase	8,619	8,302
Operating Loss Carryforwards [Line Items]
Net operating loss carryforwards	277,281
Income Tax Examination [Line Items]
Income Tax Examination, Liability (Refund) Adjustment from Settlement with Taxing Authority		37,000
Interest and penalties recognized		2,525
Accrual for tax related interest and penalties		60,705
Operating Loss Carryforwards Expiration In One Year [Member]
Operating Loss Carryforwards [Line Items]
Net operating loss carryforwards	18,821
Operating Loss Carryforwards Expiration In Two Years [Member]
Operating Loss Carryforwards [Line Items]
Net operating loss carryforwards	20,649
Operating Loss Carryforwards Expiration In Three Years [Member]
Operating Loss Carryforwards [Line Items]
Net operating loss carryforwards	13,540
Operating Loss Carryforwards Expiration In Four Years [Member]
Operating Loss Carryforwards [Line Items]
Net operating loss carryforwards	23,794
Operating Loss Carryforwards Expiration In Five Years [Member]
Operating Loss Carryforwards [Line Items]
Net operating loss carryforwards	43,723
Operating Loss Carryforwards Expiration In Six Years [Member]
Operating Loss Carryforwards [Line Items]
Net operating loss carryforwards	16,754
Operating Loss Carryforwards Expiration In Seven Years [Member]
Operating Loss Carryforwards [Line Items]
Net operating loss carryforwards	18,313
Operating Loss Carryforwards Expiration In Eight Years [Member]
Operating Loss Carryforwards [Line Items]
Net operating loss carryforwards	14,061
Operating Loss Carryforwards Expiration In Nine Years [Member]
Operating Loss Carryforwards [Line Items]
Net operating loss carryforwards	8,052
Operating Loss Carryforwards Expiration In Ten Years And Thereafter [Member]
Operating Loss Carryforwards [Line Items]
Net operating loss carryforwards	3,128
Operating Loss Carryforwards No Expiration Date [Member]
Operating Loss Carryforwards [Line Items]
Net operating loss carryforwards	$ 96,446

Income Taxes (Details 1) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Reconciliation between the expected and actual income tax expense
Expected corporate income tax expense	$ 554,613	$ 506,121	$ 471,836
Tax free income [N]	(90,943)	(38,926)	(24,088)
Tax rate differentials	137,527	140,079	118,495
Non-deductible expenses	19,961	4,536	6,934
Taxes for prior year	22,420	144	11,994
Change in valuation allowance	(19,680)	5,544	(2,259)
Noncontrolling partnership interests [N]	(49,081)	(31,300)	(26,870)
Other	32,452	21,782	22,853
Tax portion of income from at equity investments	(2,133)	(6,883)	(550)
Income tax expense	$ 605,136	$ 601,097	$ 578,345
Effective tax rate	33.80%	35.20%	33.70%

Operating Leases (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012
Operating Leases Future Minimum Payments Receivable (Details) [Abstract]
2012	$ 566,320
2013	506,512
2014	443,472
2015	375,843
2016	351,646
Thereafter	1,044,570
Total	$ 3,288,363

Commitments and Contingencies (Details) (Insurance Claims [Member], USD $) In Thousands, unless otherwise specified	Dec. 31, 2012
Insurance Claims [Member]
Loss Contingencies [Line Items]
Loss Contingency Accrual Carrying Value Current	$ 115,000

Financial Instruments (Details) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 EUR (€)	Dec. 31, 2011 USD ($)	Dec. 31, 2010 USD ($)	Dec. 31, 2009 USD ($)	Dec. 31, 2012 Euro Notes [Member] USD ($)	Dec. 31, 2011 Euro Notes [Member] USD ($)	Dec. 31, 2012 Senior Notes [Member] USD ($)	Dec. 31, 2011 Senior Notes [Member] USD ($)	Dec. 31, 2012 Carrying Reported Amount Fair Value Disclosure [Member] USD ($)	Dec. 31, 2011 Carrying Reported Amount Fair Value Disclosure [Member] USD ($)	Dec. 31, 2012 Carrying Reported Amount Fair Value Disclosure [Member] Euro Notes [Member] USD ($)	Dec. 31, 2011 Carrying Reported Amount Fair Value Disclosure [Member] Euro Notes [Member] USD ($)	Dec. 31, 2012 Portion At Fair Value Fair Value Disclosure [Member] USD ($)	Dec. 31, 2011 Portion At Fair Value Fair Value Disclosure [Member] USD ($)	Dec. 31, 2012 Portion At Fair Value Fair Value Disclosure [Member] Euro Notes [Member] USD ($)	Dec. 31, 2011 Portion At Fair Value Fair Value Disclosure [Member] Euro Notes [Member] USD ($)
Assets:
Cash and cash equivalents	$ 688,040			$ 522,870	$ 301,225					$ 688,040	$ 457,292			$ 688,040	$ 457,292
Accounts receivable										3,157,233	2,909,326			3,157,233	2,909,326
Long-term notes receivable											234,490				233,514
Liabilities:
Accounts Payable										745,644	652,649			745,644	652,649
Short-term borrowings	117,850		98,801							117,850	98,801			117,850	98,801
Short-term borrowings from related parties	3,973		28,013							3,973	28,013			3,973	28,013
Long term debt, excluding Amended 2006 Senior Credit Agreement, Euro Notes and Senior Notes										721,928	1,147,208			721,928	1,147,208
Senior Credit Agreement										2,659,340	2,795,589			2,652,840	2,774,951
Senior Long Term Notes						51,951	258,780	4,743,442	2,883,009	4,743,442	2,883,009	51,951	258,780	5,296,325	2,989,307	54,574	265,655
Noncontrolling interests subject to put provisions	523,260		410,491							523,260	410,491			523,260
Notional amount of interest rate derivatives	$ 131,940	€ 100,000	$ 2,650,000
Reclassification from accumulated OCI into earnings, time estimate			258,780
The time period estimated for the anticipated transfer of interest expense into earnings	2,971	2,971
Maximum remaining maturity of interest rate cash flow hedges	46	46	1,278,764

Financial Instruments (Details 1) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Interest Rate Risk Management [Abstract]
Interest rate swap agreements interest rate	157466700.00%
Designated As Hedging Instrument [Member] | Significant Observable Inputs (Level 2)
Derivatives Fair Value [Line Items]
Assets	$ 8,781	$ 4,859
Liabilities	(13,918)	(160,269)
Nondesignated as Hedging Instrument [Member] | Significant Observable Inputs (Level 2)
Derivatives Fair Value [Line Items]
Assets	23,528	58,142
Liabilities	(19,360)	(38,701)
Foreign Exchange Contract Current [Member] | Designated As Hedging Instrument [Member] | Significant Observable Inputs (Level 2)
Derivatives Fair Value [Line Items]
Assets	7,839	4,117
Liabilities	(7,510)	(24,908)
Foreign Exchange Contract Current [Member] | Nondesignated as Hedging Instrument [Member] | Significant Observable Inputs (Level 2)
Derivatives Fair Value [Line Items]
Assets	23,396	56,760
Liabilities	(19,068)	(37,242)
Interest Rate Contract Current Dollar [Member] | Designated As Hedging Instrument [Member] | Significant Observable Inputs (Level 2)
Derivatives Fair Value [Line Items]
Liabilities		(130,579)
Foreign Exchange Contract Non Current [Member] | Designated As Hedging Instrument [Member] | Significant Observable Inputs (Level 2)
Derivatives Fair Value [Line Items]
Assets	942	742
Liabilities	(187)	(3,706)
Foreign Exchange Contract Non Current [Member] | Nondesignated as Hedging Instrument [Member] | Significant Observable Inputs (Level 2)
Derivatives Fair Value [Line Items]
Assets	132	1,382
Liabilities	(292)	(1,459)
Interest Rate Contract Non Current Dollar [Member] | Designated As Hedging Instrument [Member] | Significant Observable Inputs (Level 2)
Derivatives Fair Value [Line Items]
Liabilities	$ (6,221)	$ (1,076)

Financial Instruments (Details 2) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Foreign Exchange Contract [Member]
Derivative Instruments Gain Loss [Line Items]
Amount of Gain or (Loss) Recognized in OCI on Derivatives (Effective Portion)	$ 21,834	$ (23,452)
Designated As Hedging Instrument [Member]
Derivative Instruments Gain Loss [Line Items]
Amount of Gain or (Loss) Recognized in OCI on Derivatives (Effective Portion)	5,072	(104,130)
Amount of (Gain) or Loss Recognized in Income on Derivatives	18,947	1,684
Designated As Hedging Instrument [Member] | Interest Rate Contract [Member]
Derivative Instruments Gain Loss [Line Items]
Amount of Gain or (Loss) Recognized in OCI on Derivatives (Effective Portion)	(16,762)	(80,678)
Nondesignated as Hedging Instrument [Member]
Derivative Instruments Gain Loss [Line Items]
Amount of (Gain) or Loss Recognized in Income on Derivatives	(771)	(69,898)
Interest Income Expense [Member] | Designated As Hedging Instrument [Member] | Interest Rate Contract [Member]
Derivative Instruments Gain Loss [Line Items]
Amount of Gain or (Loss) Recognized in OCI on Derivatives (Effective Portion)	23,779
Interest Income Expense [Member] | Designated As Hedging Instrument [Member] | Foreign Exchange Contract [Member]
Derivative Instruments Gain Loss [Line Items]
Amount of (Gain) or Loss Recognized in Income on Derivatives	582
Interest Income Expense [Member] | Nondesignated as Hedging Instrument [Member] | Foreign Exchange Contract [Member]
Derivative Instruments Gain Loss [Line Items]
Amount of (Gain) or Loss Recognized in Income on Derivatives	8,033	6,598
Cost Of Sale [Member] | Designated As Hedging Instrument [Member] | Foreign Exchange Contract [Member]
Derivative Instruments Gain Loss [Line Items]
Amount of (Gain) or Loss Recognized in Income on Derivatives	(5,414)	(4,262)
Selling, General and Administrative Expense [Member] | Nondesignated as Hedging Instrument [Member] | Foreign Exchange Contract [Member]
Derivative Instruments Gain Loss [Line Items]
Amount of (Gain) or Loss Recognized in Income on Derivatives	$ (8,804)	$ (76,496)

Other Comprehensive Income (Loss) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Other Comprehensive Income (Loss), Derivatives Qualifying as Hedges, before Tax [Abstract]
Changes in fair value of cash flow hedges during the period - pretax		$ (104,130)
Other Comprehensive Income (Loss), Unrealized Gain (Loss) on Derivatives Arising During Period, Tax		41,825
Changes in fair value of cash flow hedges during the period, OCI net of tax	(16,099)
Reclassification adjustments - pretax		1,684
Reclassification adjustments - tax effect		(796)
Reclassification adjustments - net	13,979
Total other comprehensive income (loss) relating to cash flow hedges - pretax	24,019	(102,446)	(8,109)
Foreign-currency translation adjustment - pretax	63,803	(181,234)	(110,888)
Foreign-currency translation adjustment - net	63,803
Other comprehensive income (loss) - tax effect	8,831	72,617	12,821
Other comprehensive income (loss), net of tax	$ (6,525)	$ (292,969)

Other Comprehensive Income (Loss) (Details 1) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Other comprehensive income (loss) relating to cash flow hedges, pretax:
Changes in fair value of cash flow hedges during the period, pretax		$ (104,130)
Reclassification adjustments, pretax		(1,684)
Total other comprehensive income (loss) relating to cash flow hedges, pretax		(102,446)	(8,109)
Foreign-currency translation adjustment, pretax		(179,987)	(113,379)
Defined benefit pension plans, pretax:
Actuarial (loss) gain on defined benefit pension plans, pretax	103,178
Reclassification adjustments, pretax		8,737	5,313
Total other comprehensive income (loss) relating to defined benefit pension plans, pretax		81,906	35,654
Other comprehensive income (loss), pretax		(364,339)	(157,142)
Other comprehensive income (loss) relating to cash flow hedges, tax effect:
Changes in fair value of cash flow hedges during the period, tax effect		41,825
Reclassification adjustments, tax effect		796
Total other comprehensive income (loss) relating to cash flow hedges, tax effect		41,029	313
Foreign-currency translation adjustment, tax effect	63,982
Defined benefit pension plans, tax effect:
Actuarial (loss) gain on defined benefit pension plans, tax effect		34,930	14,601
Reclassification adjustments, tax effect		3,342	2,093
Total other comprehensive income (loss) relating to defined benefit pension plans, tax effect		(31,588)	(12,508)
Other comprehensive income (loss), tax effect		72,617	12,821
Other comprehensive income (loss) relating to cash flow hedges, net before NCI:
Changes in fair value of cash flow hedges during the period, net before NCI	(16,099)
Reclassification adjustments, net before NCI	(13,979)
Total other comprehensive income (loss) relating to cash flow hedges, net before NCI	(2,120)	(61,417)	(7,796)
Foreign-currency translation adjustment, net before NCI	63,982	(179,987)	(113,379)
Defined benefit pension plans, net before NCI:
Actuarial (loss) gain on defined benefit pension plans, net before NCI	(79,353)	(55,713)	(26,366)
Reclassification adjustments, net before NCI	11,145	5,395	3,220
Total other comprehensive income (loss) relating to defined benefit pension plans, net before NCI	68,208	50,318	23,146
Other comprehensive income (loss), net before NCI	(6,346)	(291,722)	(144,321)
Other Comprehensive Income (Loss), Net of Tax, Portion Attributable to Noncontrolling Interest
Foreign-currency translation adjustment, Non-controlling interests	(179)	(1,247)	2,491
Other comprehensive income (loss), Non-controlling interests	(179)	(1,247)	2,491
Other comprehensive income (loss) relating to cash flow hedges, OCI net of tax:
Changes in fair value of cash flow hedges during the period, OCI net of tax	(16,099)
Reclassification adjustments, OCI net of tax	(13,979)
Foreign-currency translation adjustment, OCI net of tax	63,803
Defined benefit pension plans, OCI net of tax:
Actuarial (loss) gain on defined benefit pension plans, OCI net of tax	(79,353)	(55,713)	(26,366)
Reclassification adjustments, OCI net of tax	11,145	5,395	3,220
Other comprehensive income (loss), net of tax	$ (6,525)	$ (292,969)

Other Comprehensive Income (Loss) (Details 1 Calc 2) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Calculation
Other comprehensive income (loss), net of tax	$ (6,525)	$ (292,969)
Other Comprehensive Income (Loss), Unrealized Gain (Loss) on Derivatives Arising During Period, Net of Tax	(16,099)
Other Comprehensive Income (Loss), Reclassification Adjustment on Derivatives Included in Net Income, Net of Tax	13,979
Other Comprehensive Income (Loss), Foreign Currency Transaction and Translation Adjustment, Net of Tax	63,803
Other Comprehensive Income Defined Benefit Plans Net Unamortized Gain Loss Arising During Period Net of Tax	(79,353)	(55,713)	(26,366)
Other Comprehensive Income Reclassification of Defined Benefit Plans Net Gain Loss Recognized in Net Periodic Benefit Cost Net of Tax	$ 11,145	$ 5,395	$ 3,220

Other Comprehensive Income (Loss) (Details 2) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Balance		$ (189,750)	$ (47,920)
Other comprehensive income before reclassifications	(31,649)	(299,252)	(150,675)
Amounts reclassified from Accumulated Other comprehensive income	(25,124)	(6,283)	(8,845)
Net current period other comprehensive income	(6,525)	(292,969)
Balance	(492,113)		(189,750)
Total FMC-AG and Co. KGaA [Member]
Balance	(485,767)	(194,045)	(49,724)
Other comprehensive income before reclassifications	(31,470)	(298,005)	(153,166)
Amounts reclassified from Accumulated Other comprehensive income	(25,124)	(6,283)
Net current period other comprehensive income	(6,346)	(291,722)	(144,321)
Balance	(492,113)	(485,767)	(194,045)
AccumulatedNetGainLossFromDesignatedOrQualifyingCashFlowHedgesMember
Balance	(136,221)	(74,804)	(67,008)
Other comprehensive income before reclassifications	(16,099)	(62,305)	(13,421)
Amounts reclassified from Accumulated Other comprehensive income	(13,979)	(888)	(5,625)
Net current period other comprehensive income	(2,120)	(61,417)	(7,796)
Balance	(138,341)	(136,221)	(74,804)
AccumulatedDefinedBenefitPlansAdjustmentMember
Balance	(111,215)	(60,897)	(37,751)
Other comprehensive income before reclassifications	(79,353)	(55,713)	(26,366)
Amounts reclassified from Accumulated Other comprehensive income	(11,145)	(5,395)	(3,220)
Net current period other comprehensive income	(68,208)	(50,318)	(23,146)
Balance	(179,423)	(111,215)	(60,897)
AccumulatedTranslationAdjustmentMember
Balance	(238,331)	(58,344)	55,035
Other comprehensive income before reclassifications	63,982	(179,987)	(113,379)
Net current period other comprehensive income	63,982	(179,987)	(113,379)
Balance	(174,349)	(238,331)	(58,344)
Noncontrolling interests not subject to put provisions [Member]
Balance	3,048	4,295	1,804
Other comprehensive income before reclassifications	(179)	(1,247)	2,491
Amounts reclassified from Accumulated Other comprehensive income			(8,845)
Net current period other comprehensive income	(179)	(1,247)	2,491
Balance	$ 2,869	$ 3,048	$ 4,295

Other Comprehensive Income (Loss) (Details 3) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Details about Accumulated Other comprehensive income Components
Total before tax		$ (104,130)
Tax expense or benefit		(41,825)
Net of tax	(16,099)
Amortization of defined benefit pension items:
Actuarial (gains)/losses	103,178
Total before tax	103,178
Tax expense or benefit		$ (34,930)	$ (14,601)

Business Segment Information (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Entity-Wide Information, Revenue from External Customer [Line Items]
Income (Loss) From Equity Method Investments	$ (17,442)	$ (30,959)	$ (8,949)
thereof investment in equity method investees	$ 637,373	$ 692,025

Supplementary Cash Flow Information (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Supplementary cash flow information:
Cash paid for interest	$ 349,415	$ 259,835	$ 264,525
Cash paid for income taxes, net of tax refund	552,711	455,805	520,766
Cash inflow for income taxes from stock option exercises	21,008	13,010	13,313
Supplemental disclosures of cash flow information, details for acquisitions:
Assets acquired	(2,519,189)	(1,684,630)	(668,198)
Liabilities assumed	241,342	215,253	102,698
Noncontrolling interest subject to put provisions	123,210	26,684
Noncontrolling interest	104,947	20,983	36,141
Obligations assumed in connection with acquisition	6,624	20,016	31,666
Cash paid	(2,043,066)	(1,401,694)	(497,693)
Less cash acquired	$ 173,278	$ 47,461	$ 16,318

Supplemental Condensed Combining Information (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Consolidated Statements of Income
Net revenue	$ 13,800,282	$ 12,570,515	$ 11,844,194
Cost of revenues	9,199,029	8,418,474	8,009,132
Gross profit	4,601,253	4,152,041	3,835,062
Research and development	111,631	110,834	96,532
Operating income	2,218,573	2,074,892	1,923,805
Investment (gain)	(139,600)
Income before income taxes	1,932,113	1,778,359	1,643,741
Income tax expense	605,136	601,097	578,345
Net Income	1,326,977	1,177,262	1,065,396
(Loss) gain related to cash flow hedges	24,019	(102,446)	(8,109)
Actuarial gains (losses) on defined benefit pension plans	(103,178)
(Loss) gain related to foreign currency translation	63,803	(181,234)	(110,888)
Income tax (expense) benefit related to components of other comprehensive income	8,831	72,617	12,821
Less: Net income attributable to noncontrolling interests	140,168	106,108	86,879
Income attributable to the Company	1,186,809	1,071,154	978,517
Current assets:
Cash and cash equivalents	688,040		522,870	301,225
Trade accounts receivable less allowance for doubtful accounts of $328,893 in 2012 and $299,751 in 2011	3,019,424	2,798,318
Accounts receivable from related parties	137,809	111,008
Inventories	1,036,809	967,496
Prepaid expenses and other current assets	937,761	1,035,366
Deferred tax asset, current	307,613	325,539
Total current assets	6,127,456	5,695,019
Property, plant and equipment, net	2,940,603	2,629,701
Intangible assets	710,116	686,652
Goodwill	11,421,889	9,186,650	159,949
Deferred tax asset, non-current	133,753	88,159
Total assets	22,325,998	19,532,850
Current liabilities:
Accounts payable	622,294	541,423
Accounts payable to related parties	123,350	111,226
Accrued expenses and other current liabilities	1,787,471	1,704,273
Short-term borrowings and other financial liabilities	117,850	98,801
Short Term Borrowings Due To Related Parties Current	3,973	28,013
Current portion of long-term debt and capital lease obligations	334,747	1,589,776
Income tax payable, current	150,003	162,354
Deferred tax liability, current	30,303	26,745
Total current liabilities	3,169,991
Total long-term debt less current maturities	7,841,914	5,494,810
Other liabilities	294,569	236,628
Pension liabilities	423,361	290,493
Income tax payable, non-current	201,642	189,000
Deferred tax liability, non-current	664,001	587,800
Total liabilities	12,595,478	11,061,342
Noncontrolling interests subject to put provisions	523,260	410,491
Company shareholders' equity	8,942,506	7,901,552
Noncontrolling interests not subject to put provisions	264,754	159,465
Total equity	9,207,260	8,061,017	7,523,911	6,798,390
Total liabilities and equity	22,325,998	19,532,850
Consolidated Statements of Comprehensive Income
Net Income	1,326,977	1,177,262	1,065,396
(Loss) gain related to cash flow hedges	24,019	(102,446)	(8,109)
Actuarial gains (losses) on defined benefit pension plans	(103,178)
(Loss) gain related to foreign currency translation	63,803	(181,234)	(110,888)
Income tax (expense) benefit related to components of other comprehensive income	8,831	72,617	12,821
Other comprehensive income (loss), net of tax	(6,525)	(292,969)
Total comprehensive income	1,320,452	884,293	923,566
Comprehensive income attributable to noncontrolling interests	(139,989)	(104,861)	(89,370)
Comprehensive income attributable to the Company	$ 1,180,463	$ 779,432	$ 834,196

Supplemental Condensed Combining Information (Details 1) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Operating Activities:
Net Income	$ 1,326,977	$ 1,177,262	$ 1,065,396
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	602,896	557,283	503,224
Change in deferred taxes, net	70,462	147,454	14,687
Investment (gain)	(139,600)
Stock Option Compensation Expense	26,476		27,981
Cash outflow from hedging	(13,947)	(58,113)
Changes in assets and liabilities, net of amounts from businesses acquired:
Trade accounts receivable, net	(43,344)	(252,794)	(300,274)
Inventories, net	(48,279)	(151,890)	18,326
Prepaid expenses, other current and non-current assets	93,121	(119,131)	(51,356)
Accounts payable, accrued expenses and other current and non-current liabilities	225,586		124,279
Income tax payable	(38,478)		(9,634)
Net cash provided by (used in) operating activities	2,039,063	1,446,482	1,368,125
Investing Activities:
Purchases of property, plant and equipment	(675,310)	(597,855)	(523,629)
Proceeds from sale of property, plant and equipment	9,667	27,325	16,108
Acquisitions and investments, net of cash acquired, and net purchases of intangible assets	(1,878,908)		(764,338)
Proceeds from divestitures		9,990	146,835
Net cash (used in) provided by investing activities	(2,281,245)	(2,345,869)	(1,125,024)
Financing Activities:
Redemption of Trust Preferred Securities		653,760
Increase (decrease) of accounts receivable securitization program	(372,500)	24,500	296,000
Proceeds from exercise of stock options	121,126	94,893	109,518
Payment of dividends [N]	(271,733)	(280,649)	(231,967)
Distributions to noncontrolling interests	(195,023)	(129,542)	(111,550)
Contributions from noncontrolling interests	37,704	27,824	26,416
Net cash (used in) provided by financing activities	468,340	793,159	(14,717)
Effect of exchange rate changes on cash and cash equivalents	4,590	40,650	(6,739)
Cash and Cash Equivalents:
(decrease) in cash and cash equivalents	230,748		221,645
Cash and cash equivalents at beginning of period		522,870	301,225
Cash and cash equivalents at end of period	$ 688,040		$ 522,870

Shareholders' Equity (Details)(USD ($)) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Class of Stock [Line Items]
Common stock authorized	385,396,450
Payment of dividends	$ 271,733	$ 280,649
Authorized capital 2010 one [Member]
Class of Stock [Line Items]
Common stock authorized		35,000
Authorized capital 2010 two [Member]
Class of Stock [Line Items]
Common stock authorized		25,000
Common Stock, No par value [Member]
Class of Stock [Line Items]
Stock options beginning balance		12,024,817
Weighted average remaining contractual life in years	2.42
Stock options exercised during the period		1,885,921
Preferred Stock, No par value [Member]
Class of Stock [Line Items]
Weighted average remaining contractual life in years	1.89
Stock options exercised during the period		8,523
Stock Options [Member]
Conditional capital [line items]
Conditional capital increase	$ 15,000

Development of Allowance for Doubtful Accounts (Tables) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Valuation Allowance [Line Items]
Allowance for doubtful accounts as of January 1	$ 328,893	$ 299,751
Allowance for doubtful accounts as of December 31	$ 328,893	$ 299,751